Registration No. 002-29240

Registration No. 811-01668

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 87	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/ /

Amendment No. 73	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT B
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

Raymond J. Manista, Senior Vice President, General Counsel and Secretary
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:
Michael J. Mazza, Assistant General Counsel and Assistant Secretary
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
414-665-2052

Approximate Date of Proposed Public Offering Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2017 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _______ pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

May 1, 2017

Flexible Payment Variable Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account B

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)	457 Deferred Compensation Plan Annuities
Roth IRAs	Tax Deferred Annuities
Simple IRAs	Non-Transferable Annuities
Simplified Employee Pension Plan IRAs	Non-Tax Qualified Annuities

The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Government Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio

Russell Investment Funds

U.S. Strategic Equity Fund

U.S. Small Cap Equity Fund

Global Real Estate Securities Fund

International Developed Markets Fund

Strategic Bond Fund

Russell Investment Funds LifePoints® Variable Target Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

Fixed Options

Guaranteed Interest Fund 1

Guaranteed Interest Fund 8

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account B (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2017, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable Market Value Adjustment or charges under the Contract deducted from any Guaranteed Account.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Account—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Income Plan— An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

This prospectus describes two versions of the Select Variable Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).

Account B Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy, surrender, or withdraw from the Contract. On the right side of these tables we show the fees and expenses that you will pay daily and periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. These tables do not include any withdrawal charges that may apply upon withdrawals from a Guaranteed Interest Fund 8. (See “Fixed Options”)

Front-Load Contract (in which a sales charge is assessed when purchase payments are made)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	4.5%
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	0.75%
Current Mortality and Expense Risk Fees[1]	0.50%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.50%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

Back-Load Contract (in which a sales charge is assessed if and when amounts are withdrawn)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Sales Load	None
Maximum Withdrawal Charge for Sales Expenses	6%
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

[1]	We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a withdrawal charge. For further information on Class B and Class A Accumulation Units, see “Mortality Rate and Expense Risk Charges—Reduction of Charges.”
[2]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[3]	We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future.
[4]	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

2	Account B Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2016. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.31%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.21%	1.11%

*	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

For more information about voluntary fee waivers that may be in place, see the “Deductions” section.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$910	$1,589	$2,091	$3,556
Minimum Total Annual Portfolio Operating Expenses	$820	$1,280	$1,565	$2,505

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$310	$989	$1,691	$3,556
Minimum Total Annual Portfolio Operating Expenses	$220	$680	$1,165	$2,505

Back-Load Contract Without the Enhanced Death Benefit—(assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$869	$1,467	$1,892	$3,172
Minimum Total Annual Portfolio Operating Expenses	$779	$1,155	$1,355	$2,074

Back-Load Contract Without the Enhanced Death Benefit—(assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$269	$867	$1,492	$3,172
Minimum Total Annual Portfolio Operating Expenses	$179	$555	$955	$2,074

Account B Prospectus	3

Front-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$671	$1,170	$1,694	$3,126
Minimum Total Annual Portfolio Operating Expenses	$584	$868	$1,172	$2,033

Front-Load Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$631	$1,051	$1,496	$2,727
Minimum Total Annual Portfolio Operating Expenses	$545	$745	$962	$1,586

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contract, the mortality and expense risk charge and the withdrawal charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”) We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract and 1.50% for the back-load Contract. The expense numbers shown in the tables reflect the withdrawal charge and the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.05% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2016.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix B of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over

$250 billion as of December 31, 2016. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come

4	Account B Prospectus

from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account B (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.
•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete, or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract makes available a variety of variable and fixed investment options. The Company does not endorse or recommend any particular option nor does it provide investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts

Account B Prospectus	5

invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Please see the prospectuses for the Funds for a discussion of the potential risks and conflicts presented by the use of a Fund as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	The Boston Company Asset Management, LLC
Focused Appreciation Portfolio	Long-term growth of capital	Loomis, Sayles & Company, L.P.
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Fayez Sarofim & Co.
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	William Blair Investment Management, LLC
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP

6	Account B Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	FIAM LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Aberdeen Asset Managers Limited
Government Money Market Portfolio*	Maximum current income to the extent consistent with liquidity and stability of capital	BlackRock Advisors, LLC
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio**	High current income and capital appreciation	Federated Investment Management Company
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Investment Advisers LLC.

Portfolio	Investment Objective
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC (“RIM”). RIM is the investment adviser of the Russell Investment Funds.

Account B Prospectus	7

Portfolio	Investment Objective
U.S. Strategic Equity Fund	Long-term growth of capital
U.S. Small Cap Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
International Developed Markets Fund	Long-term growth of capital
Strategic Bond Fund	Current income and, as a secondary objective, capital appreciation
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation, and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust    The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. has been included in part because it is managed by a subsidiary of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for various purposes, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have also adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return. We also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract

8	Account B Prospectus

among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a Contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide

Account B Prospectus	9

for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state and under your Contract: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may also be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York law. For Contracts subject to Vermont and Maryland law sold before May 1, 2013, no investments may be applied to GIF 8 after the first Contract anniversary. To find out if a Guaranteed Account is available in your state and under your Contract, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Except where noted above, GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed

Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Government Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.

Moving into a Guaranteed Account    You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. No additional transfers may be made into a GIF 1 for 90 days following a transfer out of a GIF 1. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from exchanges under Section 1035 or rollovers under Section 408 of the Internal Revenue Code of 1986, as amended (the “Code”), provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days (or whatever period that may be required under applicable state law) thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Government Money Market Division.

Moving out of a Guaranteed Account    Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the start of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made

10	Account B Prospectus

from that Guaranteed Account for a period of 365 days. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be greater than $50,000. (The $50,000 limit does not apply to Contracts subject to New York law.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period. These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years

Withdrawal Charge    Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Deductions—Withdrawal Charges.” Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only)    Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount. For Contracts issued in TX or AL sold prior to May 1, 2013, the MVA formula may differ; read your Contract for specific details.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

To calculate the MVA for your contract, use the following formula:

A x [(1+B)n / (1+C)n -1] where;

A	=	the Account Value being withdrawn or transferred from GIF 8;
B	=	the 7-year Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month in which the declared interest rate first became effective;
C	=	the Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month of the withdrawal or transfer for the duration nearest the time remaining in the Guaranteed Period but not less than one year; and
n	=	the number of years, including fractional years, remaining in the Guaranteed Period.

In the determination of the Market Value Adjustment, a period whose length is exactly half-way between periods for which a Constant Maturity Treasury Rate is reported will be considered to be nearer to the shorter duration, but not less than one year.

Account B Prospectus	11

Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF 8 before the end of the

Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:

GIF 8 Market Value Adjustment Example

GIF 8 Deposit = $50,000

Guaranteed Interest Rate = 4.5% for 8 years

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)

5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)5 -1] = -$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit

5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)5 -1] = +$1,381.49

Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF 8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period. For the example above, assuming a Nonforfeiture Rate of 3%, the maximum positive or negative market value adjustment would be $57,058.31-$50,000(1.03)3 = $2,421.96.

Additional Information    “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a variable income plan, except for payments for a specified period. (See Option 1 under “Income Plans—Description of Variable Income Plans.”)

Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.

In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the GIF. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Preservation+ Strategy    (Back-load Contracts only) Subject to the investment minimums and maximums discussed above, Owners may elect to allocate all or a portion of their initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that Owners allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation invested in GIF 8 for the Guaranteed Period, while permitting participation in the potential returns – and attendant risks – of the Division(s) of the Separate Account Owners select among the Divisions available under the Strategy. A mathematical formula is used to determine the part of the total initial Purchase Payment allocated to the Strategy that must be invested in GIF 8 to guarantee a return of principal and interest

12	Account B Prospectus

from GIF 8 at the end of the Guaranteed Period (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that Owners make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of the initial Purchase Payment allocated to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the
Portfolio(s) selected by Owners. Under the Preservation+ Strategy, the Company guarantees the return of the amount allocated to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees charged to GIF 8). Owners assume the risk associated with the amount invested in the

Separate Account. The Company guarantees the return of the principal amount invested under the Strategy. Owners also assume the risk that their investment in the Preservation+ Strategy may result in the return of only the principal amount invested under the Strategy, subject to the claims-paying ability of the Company.

The Company does not make recommendations as to whether an Owner should elect to allocate all or a portion of their initial Purchase Payment to the Preservation+ Strategy. Owners should consult their financial representative for more information about the Preservation+ Strategy and whether the Preservation+ Strategy is appropriate for them.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

If you are purchasing the Contract through a tax-favored arrangement, including IRAs, Roth IRAs, and SIMPLE IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable MVA or charges under the Contract deducted from any Guaranteed Account. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value (i.e., with no withdrawal charge), in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. For back-load Contracts in non-tax qualified situations, the minimum initial Purchase Payment is $5,000. For all other back-load Contracts, the minimum amount for an initial Purchase Payment is $100, or $25 if payments are made through our Electronic Funds Transfer (“EFT”) Plan. For front-load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than the minimums, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”) For back-load Contracts issued in Oregon sold before May 1, 2013, you may not make Purchase

Account B Prospectus	13

Payments after the first Contract anniversary if the Maturity Date is earlier than the Contract anniversary nearest the Annuitant’s 98th birthday.

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, for back-load Contracts in non-tax qualified situations, we may reduce the minimum initial purchase amount from $5,000 to no less than $4,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $5,000. We may also reduce or waive our $5,000 minimum if your application is submitted as part of a group of applications, including those being paid for through a multiple-contract billing. For front-load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the front-load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees.

Guaranteed Account Investment Minimums and Maximums    Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000. To the extent that an investment causes the maximum amount to be exceeded, the excess amount would be invested in the Government Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and, with our consent, would be able to continue to allocate purchase payments and transfers to that Account up to the current maximum investment limit.

Application of Purchase Payments    We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your back-load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a back-load Contract. (See “Mortality Rate and Expense Risk Charges.”) Class B Accumulation Units are subject to a withdrawal charge while Class A Accumulation Units are not subject to such a charge.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do

14	Account B Prospectus

not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Reduction or Waiver of Certain Charges    Sometimes sales of contracts to groups of similarly situated individuals or on behalf of such individuals in connection with certain arrangements, for example, trust arrangements, may lower our costs and expenses. We reserve the right to reduce or waive certain fees or charges when this type of sale occurs, where permitted by state law. We determine which groups and arrangements are eligible for this treatment based on criteria we establish, including but not limited to some or all of the following: the size or type of group or arrangement; the amount of expected Purchase Payments; any prior or existing relationship between us and the prospective purchaser(s); the length of time a group of contracts is expected to remain active; the purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and any other factors that we believe indicate that costs and expenses may be reduced. We reserve the right to modify, suspend, or terminate any such determination or the treatment applied to a particular group at any time.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”) Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).

Gender-Based Annuity Payment Rates    Federal law, and the laws of certain states, may require that Annuity considerations and Annuity Payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with certain plans where these rules may have general application, the Annuity Payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available as applicable. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.

Reinvestment of Redemptions    In special limited circumstances, we will allow Purchase Payments to be made without the deduction of a sales load (or with a refund of a withdrawal charge) for those Contract Owners who make a Purchase Payment in connection with a request to void a redemption made within 60 days (or whatever period that may be required under applicable state law) of our receipt of the redemption request. Such Purchase Payments and the amount of any withdrawal charge deducted upon redemption will be reinvested at the accumulation unit value next determined for each investment option after our receipt of the signed request for reinvestment in good order at our Home Office. Purchase Payments will be applied to the same investment option(s) from which the initial redemption(s) were made. We will not process a request for reinvestment where redemption proceeds were paid by check made payable to the Contract Owner and such check was cashed, where the redemption proceeds are directly deposited to a checking or savings account, or if the time between the distribution and the request for reinvestment crosses a contract anniversary. Similarly, we may refuse to process requests for reinvestment where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. For further information, contact your financial representative.

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit Value of their Contract at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Accounts. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under back-load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charges.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes.”)

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”) For Contracts,

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issued in Oregon sold prior to May 1, 2013, no withdrawals may be made within the first five years after the date a variable income plan 1 takes effect. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept withdrawal requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders require a signed form. Withdrawal requests must be submitted on properly completed Northwestern Mutual forms or an electronic order ticket. See “Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefit of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Government Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?    The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).

•	If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)

•	If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:

•	the Contract Value (determined as described immediately below); or

•	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

When is the Death Benefit Determined?    In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.

16	Account B Prospectus

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2018–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2019–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2019–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues

Account B Prospectus	17

in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available)—transfers to a GIF 8 in this circumstance are allowed only if no funds were invested in the GIF 8 on the death of the Annuitant. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:

•	continue the Contract (as described above),

•	receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or

•	receive the Death Benefit as a lump sum check.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.

Income Plans

Generally    If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. The fixed income plans are not described in this prospectus. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our

General Account, and you will no longer have any interest in the Separate Account. We may make a withdrawal charge in determining the withdrawal value. (See “Withdrawal Charges.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.

A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed Account will be transferred to the Government Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans    The following variable income plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period).    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period).    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period).    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if

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payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from an Income Plan involving a life contingency nor transfer to an Income Plan that does not involve the same life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. A contract with Annuity Payment rates that are not based on sex is also available. (See “Special Contract for Employers.”) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an

Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Deductions

We will make the following deductions:

Sales Load    For the front-load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We will pay any excess of distribution expenses over sales loads from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described below. For front-load contracts sold between May 1, 2000 and April 30, 2003, the sales load on cumulative purchase payments in excess of $1,000,000 is 0.5%. We base the deduction on cumulative Purchase Payments we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $100,000	4.5%
Next $400,000	2.0%
Balance over $500,000	1.0%

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF 1 and the Separate Account Divisions. This fee is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future.

Account B Prospectus	19

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

For the front-load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the back-load Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation and Annuity Units, and 0.75% for the back-load Contract Class A Accumulation and Annuity Units.

Reduction of the Charges    For the back-load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Withdrawal Charges

Withdrawal Charge Rates    When not waived (as described below), we assess certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:

Category	Withdrawal Charge Rate
8,7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%

We base the amount in each Category (i.e., the number of years remaining in a withdrawal charge period for a particular Purchase Payment) on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract.

For example, suppose a back-load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge Category Eight and the remaining $300,000 begins in withdrawal charge Category Four. The withdrawal charge in the first year would be not more than $18,000, i.e., 4% of $300,000 plus 6% of $100,000. Suppose no further Purchase Payments and no withdrawals during the

20	Account B Prospectus

first four years. The $100,000 that was in Category Eight at issue would have moved down one Category each Contract anniversary such that it would move to Category Four on the fourth Contract anniversary. The $300,000 that was in Category Four at issue would move to Category Zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to Category Zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no withdrawal charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% withdrawal charge. The withdrawal charge for a full withdrawal would be not more than $4,000. A withdrawal charge is not assessed on any earnings.

To illustrate withdrawal charges on partial withdrawals, consider the following example. Supposed a back-load contract has an initial Purchase Payment of $100,000. On the second contract anniversary, the owner withdraws $20,000, but because of market appreciation, the Contract value at the time of the withdrawal equals $120,000 immediately before the withdrawal. Of the total $20,000 withdrawal, the free partial withdrawal amount is $12,000 (10% of $120,000). The withdrawal charge on the remaining $8,000 is $480 (6% of $8,000). Now assume that on the third contract anniversary, the owner wishes to withdraw the entire account value. At that time, the contract value equals $110,000. The free partial withdrawal amount is $11,000 (10% of $110,000). On the next $92,000 [$100,000 (the amount of the purchase payments) less $8,000 (the amount on which a withdrawal charge has already been assessed)], the withdrawal charge assessed is $4,600 (5% of $92,000). On the rest of the remaining account value (i.e., $7,000), the withdrawal charge is $0. Because we used the $8,000 of purchase payments to determine the charge on the second anniversary, we will not use that amount again for this withdrawal.

Waiver of Withdrawal Charges    When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract and applicable state law. You may not make Purchase Payments after we are given proof of a terminal illness or confinement.

A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a variable income plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable income plan which is not contingent on the payee’s life (i.e., Plan 1).

For fixed income plans, the Contract provides for deduction of the withdrawal charge when the Income Plan is selected. By current administrative practice, so long as the Contract has been in force for at least one full year, we will waive the withdrawal charge if you select a fixed income plan for a certain period of 12 years or more or certain fixed income plans which involve a life contingency.

As a matter of administrative practice, which we reserve the right to change at any time in our sole discretion, we are currently waiving withdrawal charges on the greater of (i) the Contract Year “withdrawal charge free” amount or (ii) the current year Required Minimum Distributions (except for withdrawals from GIF 8) when submitted on our Required Minimum Distribution Request form.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax-deferred annuity contracts only if certain conditions are met.

Withdrawal Charges and Our Distribution Expenses    The amount of withdrawal charges we collect from the back-load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts    See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.

Other Charges

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount

Account B Prospectus	21

of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested. (For New York front and back load Contracts issued on or after 1/16/04, the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Account(s).)

Premium Taxes    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2016. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.21% to a maximum of 1.11%.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

Qualified and Non-Tax Qualified Plans

We offer the Contracts for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1.	Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b), simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).

2.	Roth IRAs pursuant to the provisions of Section 408A of the Code.

3.	Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).

4.	Deferred compensation plans established pursuant to Section 457 of the Code for employees of state and local governments and tax-exempt organizations.

5.	Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual or other insurance companies or as distributions of termination or death benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.

We also offer the Contracts for use in non tax-qualified situations (i.e., contributions are taxable).

Contribution Limitations and General Requirements Applicable to Contracts

Traditional IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,500 for 2017 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. Contributions cannot be made after age 70 1⁄2. Annual contributions are generally deductible unless the Owner or the Owner’s spouse is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $62,000—$72,000 for single filers and between $99,000—$119,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $186,000—$196,000 (indexed). Federal income tax refunds can be directly deposited into an IRA, subject to contribution limits.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse can also roll over the deceased Owner’s IRA, tax deferred Annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. A nonspouse beneficiary of the deceased owner’s IRA, tax-deferred annuity or qualified plan may also roll over the proceeds to an inherited IRA in a trustee to trustee transfer, subject to annual minimum required distribution rules.

22	Account B Prospectus

An IRA is nonforfeitable and generally cannot be transferred.

Roth IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,500 for 2017 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $118,000 and $133,000 for single filers, between $186,000 and $196,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) and employer plans may be rolled over or converted to a Roth IRA. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

SEP    An employer can make a maximum contribution to a SEP for an eligible employee of the lesser of 25% of the employee’s compensation up to $270,000 or $54,000 (for 2017). In a SEP that permits employee contributions, the employee is allowed to contribute up to $18,000 in 2017, indexed thereafter. Employees who are age 50 or over may also make a catch up contribution of $6,000 for 2017, indexed thereafter. The employer is allowed to match the catch up contribution for any taxable year. SEP contributions are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. The Contracts are nonforfeitable and nontransferable.

SIMPLE IRA    A SIMPLE IRA can be established by an employer for any calendar year in which the employer has no more than 100 employees who each earned at least $5,000 during the preceding calendar year and the employer does not maintain another employer sponsored retirement plan. An eligible employee can elect to contribute up to $12,500 (for 2017). The employer must contribute either a matching contribution of up to 3% of the employee’s compensation or non-elective contribution of 2% of the employee’s compensation up to $270,000 (for 2017) for each employee. A catch up contribution of $3,000 for 2017 and indexed thereafter is allowed for employees who are age 50 or older. The employer is allowed to match the catch up contribution for any taxable year. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. SIMPLE IRAs are exempt from the nondiscrimination, top-heavy and reporting rules applicable to qualified plans. The Contracts are nonforfeitable and nontransferable.

Tax Deferred Annuity    Section 403(b) tax deferred annuities can be established for employees of Section 501(c)(3) tax exempt organizations and public educational organizations. The maximum amount that can be contributed depends upon the type(s) of contributions made to the employee’s account and the amount of your includible compensation for your most recent year of service:

Elective Deferrals Only: If there are elective employee deferrals only, the limit for 2017 is the lesser of two rules: (1) the lesser of 100% of the employee’s compensation up to $270,000 or $54,000 or (2) a flat dollar limit of $18,000, indexed thereafter. Employees age 50 or over may make an additional catch up contribution of $6,000 for 2017 and the limit is indexed thereafter.

Nonelective Contributions Only: If the only contributions are nonelective employer contributions, the maximum limit for 2017 is the lesser of 100% of compensation up to $270,000 or $54,000.

Both Employee and Employer Contributions: Employers are allowed to match employee elective deferrals, including the catch up contribution, for any taxable year or to make contributions in a form other than a match. In such a case, the total of employee and employer contributions for 2017 cannot exceed the lesser of 100% of compensation up to $270,000 or $54,000. Contributions and earnings thereon are not included in the employee’s gross income until distributed. Tax deferred annuities are nonforfeitable and nontransferable and distributions of salary reduction contributions and earnings thereon (except those held as of December 31, 1988) cannot be withdrawn prior to age 59 1⁄2 except on account of severance of employment, death, disability or hardship (contributions only).

If employer contributions are made to a tax deferred annuity, it subjects the annuity to ERISA and tax rules that apply to qualified plans, including minimum coverage, nondiscrimination and spousal consent requirements. ERISA disclosure rules also apply.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will not allow new purchase payments, rollovers, or transfers into its existing tax-deferred annuity contracts. Transfers out of its existing tax-deferred annuity contracts can only take place if certain conditions are met.

Section 457 Plan    A Section 457 deferred compensation plan can be established by a state or local government or tax-exempt organization. Contracts must be owned by a trust for the exclusive benefit of the employees and the employees’ beneficiaries in a governmental plan and by the employer (subject to claims of the employer’s general creditors) in a plan of a tax-exempt organization. An employee can defer under the

Account B Prospectus	23

plan the lesser of 100% of compensation up to $270,000 (indexed for 2017) or $18,000 for 2017 (indexed thereafter). The dollar limit is doubled if the employee is within 3 years of retirement. Unless the employee is within 3 years of retirement, a catch up contribution of $6,000 for 2017 and indexed thereafter is allowed for employees who are age 50 or older. Amounts deferred and earnings thereon are not includible in the employee’s gross income until they are paid or made available to the employee or the employee’s beneficiary or, in the case of a governmental plan, until they are paid.

Nontransferable Annuity    Nontransferable Annuity Contracts are Contracts held in a tax-qualified plan or trust and transferred to the employee on the employee’s separation from service or death or the termination of the plan. These Contracts cannot accept additional purchase payments and must comply with the spousal consent requirements.

Non-Tax Qualified Contract    There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse is not subject to any distribution requirements.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs, SEPs, SIMPLE IRAs, TDAs and Section 457 Plans and Nontransferable Annuities    As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these Contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 70 1⁄2, a 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. (See “Minimum Distribution Requirements.”) With certain limited exceptions, including hardship withdrawals and required minimum distributions, benefits from individual retirement annuities, SEPs, tax-deferred annuities, governmental Section 457 plans, and nontransferable annuity contracts are subject to the tax-free roll-over provisions of the Code. However, rollovers of SIMPLE IRAs to individual retirement arrangements within 2 years after the Owner first participates in the SIMPLE IRA plan are fully taxable.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.

Section 457 Plans may also be subject to special rules that limit distributions to separation from service, death, disability, or specified date or hardship. Violation of these rules will result in current taxation of the deferrals and earnings thereon plus a 20% penalty.

Roth IRAs    Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA, and (2) made after the Owner has attained age 59 1⁄2, made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

Nonqualified Contracts    If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify

24	Account B Prospectus

for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other Annuity Contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as Annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals    A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1⁄2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

Minimum Distribution Requirements    All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs, SEPs, Simple IRAs, TDAs, Section 457 Plans and Nontransferable Annuities:    As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.

The Owner must take the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger. Where the beneficiary is the Owner’s spouse, as defined under federal tax law, and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date for IRAs, SEPs and Simple IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70 1⁄2. The required beginning date for TDAs, Section 457 plans and nontransferable annuities is April 1 of the calendar year following the calendar year in which the Owner attains age 70 1⁄2 or retires, if later.

Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

2. Spousal Exceptions: If the designated beneficiary is the Owner’s spouse, as defined under federal tax law, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date. Alternatively, if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70 1⁄2.

3. Nonspouse Transfers: A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

Account B Prospectus	25

4. Roth IRAs: The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

5. Nonqualified Contracts: The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs, except that the first minimum distribution is due within 12 months of the Owner’s death, instead of by December 31 of the calendar year following the year of death and the surviving spouse, as defined by federal tax law, is not required by the tax law to take any distributions during his or her lifetime, and may extend deferral by electing a spousal exchange.

Mandatory Withholding    Generally, benefit payments from tax-deferred annuities, nontransferable annuity contracts, and governmental Section 457 plans will be subject to mandatory 20% withholding unless the payments are rolled over directly to a traditional IRA or to an “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a plan qualified under Section 401(a) of the Code, including a 401(k) plan, profit-sharing plan, defined benefit plan, stock bonus plan, and money purchase plan; a Section 403(a) annuity plan; a Section 403(b) tax-deferred annuity; and a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, or are “required minimum distributions” because these payments are not eligible to be rolled over.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities and qualified plans, including but not limited to Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Government Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Government Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your financial representative before deciding whether to elect dollar cost averaging.

Electronic Funds Transfer (“EFT”)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your traditional IRA, Roth IRA, SEP IRA, or non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected

26	Account B Prospectus

Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)    For IRAs, SEP Plans, SIMPLE IRA Plans, 403(b) Plans, and Nontransferable Annuities, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70  1⁄2.

Special Withdrawal Privilege    You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options. A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps.

Substitution of Portfolio Shares and Other Changes    When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the Portfolio is no longer appropriate. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website (www.northwesternmutual.com) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own. Eligible Contract Owners may also set up certain electronic payments, transfer invested assets among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.

The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Householding    To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.

Allocation Models    The Company currently makes available allocation models at no extra charge. An Owner can select only one model at a time. Each of the five models currently available is comprised of a combination of Portfolios representing various asset classes with various levels of risk tolerance ranging from conservative to very aggressive. An

Account B Prospectus	27

Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by contacting their financial representative or by calling 1-888-455-2232. There will be no automatic rebalancing to these models unless the Owner chooses the automatic rebalancing option. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market. An Owner should consult their financial representative for more information about available allocation models and whether investment in a model is appropriate for them.

Available models may change from time to time. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time without affecting an

Owner’s current allocation, except in limited circumstances involving a Substitution or the elimination of a Portfolio as an investment option under the Contract (see “Substitution of Portfolio Shares and Other Changes” above for more information regarding the substitution of a Portfolio). In that case, allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if Original Portfolio becomes no longer available (e.g., a substitution, merger, liquidation or closure), in which case the Company will send written notice in advance of such event. If an Owner is invested in a model that is no longer offered and initiate a change outside of the original model allocations, the Owner will not be able to select the original model (see “Transfers Between Divisions” above for more information about how to change portfolio allocations).

Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

For purchases of and additional deposits into the Contract, your registered representative receives a commission of 2.5% on the first $100,000 and 1.25% on the next $400,000 and 0.5% on amounts over $500,000, and servicing compensation of 0.15% annually. There is also a bonus program that rewards your registered representative for total annuity sales that can pay your registered representative a bonus commission rate of up to 0.75% for the sale of a variable annuity contract.

NMIS uses a system referred to as a “grid” for paying registered representatives commissions and fees for the sale or servicing of other investments such as mutual funds in brokerage accounts or advisory accounts. The higher level of overall commissions or fees for investments that your registered representative is responsible for generating, the higher percentage of commissions or fees they receive, which in turn lowers the percentage of fees or commissions retained by NMIS; those breakpoints and percentages are what is referred to as the grid. The grid payout percentages range between 40% and 85% payable to the registered representative, depending on the level of sales or fees generated by that registered representative during the previous year. Therefore, a registered representative’s current year grid level is set based on the registered representative’s previous year’s sales production. Sales of Contracts count towards sales production used to measure grid placement, even though commissions for Contracts are not paid out through the grid. The ability to improve grid placement in the following year provides an incentive for your registered representative to sell the Contract.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as additional bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that

28	Account B Prospectus

we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits.

NMIS does not pay its registered representatives any portion of the 12b-l fees related to mutual funds held in certain accounts with assets under $50,000. Because a registered representative may receive ongoing compensation on a sale of a Contract below $50,000, but will not receive ongoing compensation on mutual fund investments below that amount, a registered representative has an incentive to recommend the Contract for purchases below $50,000.

Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.

Terminal Illness Benefit    Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less (or whatever period that may be required under applicable state law). No withdrawal charge will be waived if the determination of terminal illness is made before the Contract was issued. No Purchase Payments may be made to the Contract once proof of terminal illness is provided to the Company. Whether by Contract or Company practice, we are extending this benefit to terminal injury as well, effective May 1, 2013.

Nursing Home Benefit    Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days (or whatever period that may be required under applicable state law) on a 24 hour per day basis in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider). No withdrawal charge will be waived if the confinement began before the Contract was issued. No Purchase Payments may be made to the Contract once proof of confinement is provided to the Company. A request for waiver of withdrawal charges must be made no later than 90 days (or whatever period that may be required under applicable state law) following the date confinement ended.

The Terminal Illness and Nursing Home Benefits are not available in New York.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Dividends     This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

For the back-load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. (See “Mortality Rate and Expense Risk Charges.”) The Contracts issued prior to March 31, 2000, do not include this conversion feature, and we currently pay dividends on some of those Contracts. (See “Dividends for Contracts Issued Prior to March 31, 2000.”)

Dividends for Contracts Issued Prior to March 31, 2000    During the year 2017 we are paying dividends on approximately 49% of the inforce variable annuity contracts

Account B Prospectus	29

we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000. Approximately 90% of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2017 represents about 67% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.75%.

We credit any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code, dividends cannot be paid in cash but must be applied as Net Purchase Payments under the Contract.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for front-load or back-load Contracts without paying a second charge for sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

In general, amounts exchanged from a Contract with a withdrawal charge to a new back-load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal charge category under the new back-load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a front-load Contract to a new back-load Contract (i.e., no withdrawal charge or sales load will be charged on premium payments and any appreciation attributable thereto that are exchanged into a new back-load Contract) and to amounts exchanged from a front-load Contract to a new front-load Contract (i.e., no second front-load will be charged on amounts exchanged from an existing front-load Contract to a new front-load Contract). We may also allow internal exchanges on back-load Contracts when (i) there are no applicable withdrawal charges on the Contract being exchanged, and (ii) the exchange involves a rollover from a qualified plan to an IRA or another qualified plan or a consolidation into an existing or new front-

load Contract. Fixed annuity contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements    Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.

Cybersecurity    The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

30	Account B Prospectus

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Account B Prospectus	31

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room 2E450

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account B to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Prior Contracts

To the extent not otherwise described below, or specifically described elsewhere in this prospectus, the material features of prior series of these Contracts are consistent with the current series of Contracts as described in this prospectus.

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ
			Front Load Contract	Back Load Contract
Dates Offered (Subject to State Approval)	11/1/1968 - 12/16/1981	12/17/1981 - 3/30/1995	3/31/1995 - 3/30/2000
Front Load	Cumulative purchase payments for the contract year are subject to the following front-end loads: • 8% first $5,000 • 4% next $20,000 • 2% next $75,000 • 1% on amounts over $100,000	Not Applicable	Cumulative purchase payments are subject to the following front-end loads: • 4.00% first $100,000 • 2.00% next $400,000 • 1.00% next $500,000 • 0.50% on amounts over $1,000,000	Not Applicable
Withdrawal Charge (Back Load)	Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

• 8% of the first $25,000

• 4% of the next $75,000

• 2% on amounts over $100,000

On each anniversary, the charge reduces 1%. Withdrawal charges are waived as described in the prospectus (See “Waiver of Withdrawal Charges”) except that such charges will be waived if proceeds are settled under a fixed life income plan on or after the 10th contract anniversary, or if proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years.

Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

• 8.00% of the first $100,000

• 4.00% of the next $400,000

• 2.00% on the next $500,000

• 1.00% on amounts over $1,000,000

On each anniversary, the charge reduces 1%. Waiver of withdrawal charges is consistent with current series.

Annual Mortality Rate/ Annuity Rate & Expense Guarantee Charge (Applied daily against the unit value of each variable investment division.)	Accumulation Units: Maximum: 1% Current: 0.75%	Accumulation Units: Maximum: 1.50% Current: 1.25%	Accumulation Units: Maximum: 0.75% Current: 0.40% Annuity Units: Maximum: 0.75% Current: 0.00%	Accumulation Units: Maximum: 1.50% Current: 1.25% Annuity Units: Maximum: 1.50% Current: 1.25%

Account B Prospectus	33

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM	QQ
			Front Load Contract	Back Load Contract
Annual Contract Fee	None	The contract fee is lesser of $30 or 1% of accumulation value at the anniversary, but it is waived in a manner consistent with the current series.	The contract fee is consistent with the current series.
Amount of the Death Benefit

Annuitant Dies on or After 75th birthday:

The payment at death will be the value of the Accumulation Units determined as of the close of business on the valuation date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The payment at death will not be less than the total considerations, excluding those for the Disability Waiver of Consideration Benefit, paid under the contract; less any amounts returned in a surrender of a portion of the Accumulation Value.

Annuitant Dies on or After 75th birthday:

The payment at death will be the Accumulation Value of the contract determined on the Valuation Date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The death benefit will not be less than the total Purchase Payments paid under the contract, less any amounts withdrawn under the contract.

Distribution of the Death Benefit	Upon receipt in the Home Office of satisfactory proof of the death of the Annuitant before the maturity date payment of the death benefit will be paid to the beneficiary. The Owner may name or change a beneficiary while the Annuitant is living; or during the first 60 days after the death of the Annuitant, if the Annuitant was not the Owner immediately prior to the Annuitant’s death. A change made during this 60 days cannot be revoked. If the Owner is the Annuitant and dies before the Contract’s Maturity Date, each beneficiary may elect to continue his or her respective portion of the death proceeds to a new (current series) Contract through an internal exchange. If the Owner is not the Annuitant and the Annuitant dies before the maturity Date, the Death Benefit becomes payable to the Owner; however, if the Owner and the Beneficiary are the same, the Owner may elect to exchange the death proceeds to a new (current series) Contract through an internal exchange, or elect any other settlement choice available.
Withdrawal Charge Free Amount	Not Applicable	LL Series: There is no “withdrawal charge free” amount.

MM Series issued before 1991:

By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

			Not Applicable	By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

34	Account B Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	LL/MM		QQ
				Front Load Contract	Back Load Contract
Waiver of Withdrawal Charge on Income Plans	Not Applicable	LL Series Withdrawal charge is not waived on benefits paid under a fixed life income plan.	MM Series There is no withdrawal charge on benefits paid under a fixed life income plan that takes effect on or after the tenth anniversary of the contract.	Not Applicable	The waiver of withdrawal charge on Income Plans is consistent with the current series.
Maximum Maturity Age	By Company practice, and as state law allows, the maximum maturity age is 98.
Fixed Options	The rates, Income Plans, transfer restrictions, and other features of the Fixed Options vary from series to series and state to state. See your Contract and any Contract amendment for details. You may not invest in any fixed option unless your Contract provides for a fixed investment option or if your Contract contains an amendment dated before January 1, 2013 providing for such a fixed investment option.

Expense Examples for Prior Contracts

The following Examples apply to contracts previously issued by the Company and are calculated under the same assumptions as the Examples for the current Contract. (See “Examples”). Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

JJ/KK Series Contracts Issued Prior to December 17, 1981

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$801	$1,260	$1,744	$3,073
Minimum Total Annual Portfolio Operating Expenses	$716	$961	$1,225	$1,978

LL/MM Series Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan prior to the 10th contract anniversary or a period certain income plan for a period of less than 5 years; i.e., where a withdrawal charge would apply
	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,066	$1,458	$1,876	$3,143
Minimum Total Annual Portfolio Operating Expenses	$976	$1,145	$1,339	$2,041

Assuming no surrender, no annuitization or assuming an annuitization to a fixed life income plan on or after the 10th contract anniversary, or if the proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years
	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$266	$858	$1,476	$3,143
Minimum Total Annual Portfolio Operating Expenses	$176	$545	$939	$2,041
Annual contract fee is reflected as	0.02%

Account B Prospectus	35

QQ Series Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Back-Load Contract—(assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)
	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,066	$1,458	$1,876	$3,143
Minimum Total Annual Portfolio Operating Expenses	$976	$1,145	$1,339	$2,041

Back-Load Contract—(assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan; i.e., where a withdrawal charge would not apply)
	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$266	$858	$1,476	$3,143
Minimum Total Annual Portfolio Operating Expenses	$176	$545	$939	$2,041

Front-Load Contract
	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$581	$1,001	$1,446	$2,679
Minimum Total Annual Portfolio Operating Expenses	$494	$694	$910	$1,531

	Front-Load Contract	Back-Load Contract
Annual contract fee is reflected as	0.00%	0.02%

36	Account B Prospectus

APPENDIX B—Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as contracts no longer offered for sale. The contracts no longer offered for sale are different in certain material respects from contracts offered currently. The values shown below for back-load version contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the back-load version Contracts described in this prospectus. Accumulation Units Values set forth below for front-load version Contracts issued on or after March 31, 2000 reflect the values of front-load version Accumulation Units as well as back-load version Class A Accumulation Units. See “Application of Purchase Payments,” “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates” for additional information regarding Class A and Class B Accumulation Units under the back-load version Contracts. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued On or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.589	$1.558	$1.477	$1.362	$1.007	$0.896	$0.913	$0.816	$0.598	$0.983
Number of Units Outstanding	49,703	50,834	51,962	52,329	52,702	53,543	51,554	48,351	46,640	46,147
Back-Load Version Class B
Accumulation Unit Value	$4.460	$4.407	$4.209	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952
Number of Units Outstanding	6,937	7,862	8,926	10,405	11,821	13,848	15,210	16,839	18,772	20,146
Focused Appreciation Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.735	$3.545	$3.135	$2.879	$2.243	$1.876	$2.008	$1.846	$1.302	$2.182
Number of Units Outstanding	72,766	77,312	79,125	69,400	57,576	48,035	38,580	31,060	25,872	18,527
Back-Load Version Class B
Accumulation Unit Value	$3.372	$3.225	$2.873	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107
Number of Units Outstanding	46,733	52,234	53,471	47,812	41,373	35,523	32,180	28,140	24,791	19,436
Large Cap Core Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.379	$1.288	$1.335	$1.236	$0.966	$0.870	$0.885	$0.788	$0.612	$1.004
Number of Units Outstanding	35,650	37,358	37,796	36,860	37,642	38,421	38,518	35,049	33,045	32,611
Back-Load Version Class B
Accumulation Unit Value	$3.202	$3.014	$3.149	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495
Number of Units Outstanding	6,989	7,949	9,205	10,810	12,293	14,311	15,432	15,622	15,871	16,386
Large Cap Blend Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.429	$1.260	$1.298	$1.159	$0.890	$0.776	$0.799	$0.702	$0.554	$0.932
Number of Units Outstanding	23,383	23,600	23,229	24,040	25,002	24,448	21,578	15,314	10,060	3,985
Back-Load Version Class B
Accumulation Unit Value	$1.329	$1.181	$1.225	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927
Number of Units Outstanding	13,183	15,526	17,592	19,006	20,190	21,180	18,757	13,723	8,394	4,423
Index 500 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.871	$1.683	$1.672	$1.481	$1.127	$0.979	$0.965	$0.844	$0.671	$1.069
Number of Units Outstanding	249,142	213,150	186,803	178,905	168,858	164,665	151,185	133,649	116,229	105,296
Back-Load Version Class B
Accumulation Unit Value	$8.280	$7.503	$7.510	$6.702	$5.139	$4.495	$4.465	$3.935	$3.152	$5.062
Number of Units Outstanding	29,040	26,780	25,883	28,174	30,450	32,612	34,120	34,147	31,586	31,380
Large Company Value Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.465	$1.276	$1.334	$1.186	$0.908	$0.784	$0.776	$0.703	$0.585	$0.937
Number of Units Outstanding	27,028	25,666	25,500	25,918	24,953	22,698	18,299	13,160	7,808	2,518
Back-Load Version Class B
Accumulation Unit Value	$1.363	$1.196	$1.260	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932
Number of Units Outstanding	19,240	22,175	23,744	24,527	23,465	21,641	18,115	11,997	5,269	2,012
Domestic Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.441	$2.133	$2.146	$1.894	$1.420	$1.248	$1.243	$1.090	$0.846	$1.382
Number of Units Outstanding	84,039	75,797	67,175	68,641	73,488	78,405	78,635	72,730	68,313	59,035
Back-Load Version Class B
Accumulation Unit Value	$2.175	$1.915	$1.941	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317
Number of Units Outstanding	39,992	35,376	35,867	40,734	47,425	51,217	56,516	57,619	58,923	55,793

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus	37

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Equity Income Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.833	$2.389	$2.574	$2.408	$1.863	$1.597	$1.620	$1.412	$1.139	$1.783
Number of Units Outstanding	101,139	110,078	103,832	88,110	70,821	54,584	38,707	30,620	25,467	20,225
Back-Load Version Class B
Accumulation Unit Value	$2.557	$2.173	$2.359	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722
Number of Units Outstanding	63,348	71,841	70,133	61,258	51,010	40,398	31,311	26,380	23,592	19,983
Mid Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.427	$1.422	$1.419	$1.315	$1.052	$0.945	$1.012	$0.821	$0.625	$1.048
Number of Units Outstanding	41,970	43,367	44,622	44,459	44,733	46,391	45,249	44,364	42,061	42,132
Back-Load Version Class B
Accumulation Unit Value	$7.987	$8.021	$8.064	$7.526	$6.071	$5.491	$5.925	$4.844	$3.713	$6.275
Number of Units Outstanding	3,397	3,843	4,434	5,126	5,796	6,721	7,575	8,452	9,319	9,999
Index 400 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.703	$3.092	$3.183	$2.924	$2.206	$1.885	$1.932	$1.537	$1.128	$1.778
Number of Units Outstanding	49,864	44,846	40,577	39,859	37,695	37,464	35,090	33,031	30,392	29,412
Back-Load Version Class B
Accumulation Unit Value	$4.109	$3.456	$3.585	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111
Number of Units Outstanding	20,604	19,159	19,061	20,801	22,937	25,104	27,688	31,057	34,471	37,360
Mid Cap Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.655	$2.981	$3.036	$2.615	$2.018	$1.740	$1.759	$1.474	$1.202	$1.861
Number of Units Outstanding	41,767	40,309	36,523	31,199	24,907	18,210	13,885	12,803	10,759	9,723
Back-Load Version Class B
Accumulation Unit Value	$3.300	$2.711	$2.782	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797
Number of Units Outstanding	26,961	26,597	25,526	22,243	18,369	14,243	12,222	11,505	11,290	10,677
Small Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.251	$2.015	$2.019	$1.868	$1.354	$1.243	$1.285	$1.026	$0.786	$1.408
Number of Units Outstanding	43,967	42,704	41,448	42,188	44,301	46,973	46,925	44,629	41,975	37,656
Back-Load Version Class B
Accumulation Unit Value	$4.295	$3.874	$3.910	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873
Number of Units Outstanding	10,247	10,915	12,085	13,873	16,346	18,989	20,931	22,600	23,632	24,053
Index 600 Stock Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.070	$1.649	$1.697	$1.619	$1.157	$1.004	$1.000	$0.798	$0.641	$0.938
Number of Units Outstanding	29,220	23,049	18,422	17,339	15,087	12,441	9,158	6,218	4,911	1,461
Back-Load Version Class B
Accumulation Unit Value	$1.925	$1.545	$1.602	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933
Number of Units Outstanding	18,326	15,159	12,465	12,040	10,478	8,963	6,927	4,783	2,954	1,399
Small Cap Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.954	$3.002	$3.191	$3.200	$2.440	$2.108	$2.148	$1.770	$1.388	$1.941
Number of Units Outstanding	48,758	52,620	51,327	46,206	43,015	38,990	34,454	30,128	26,805	24,816
Back-Load Version Class B
Accumulation Unit Value	$3.523	$2.695	$2.886	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850
Number of Units Outstanding	28,622	32,475	34,247	32,659	32,267	31,679	31,409	31,224	30,311	29,608
International Growth Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.722	$1.792	$1.832	$1.929	$1.618	$1.378	$1.595	$1.377	$1.124	$2.098
Number of Units Outstanding	116,811	103,027	88,111	72,929	62,178	50,738	41,144	36,165	32,932	28,186
Back-Load Version Class B
Accumulation Unit Value	$1.534	$1.608	$1.657	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000
Number of Units Outstanding	72,896	66,907	60,199	53,547	48,306	42,469	38,896	37,404	35,555	32,885
Research International Core Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.951	$0.967	$0.983	$1.059	$0.895	$0.770	$0.865	$0.782	$0.601	$1.051
Number of Units Outstanding	195,764	164,967	133,991	96,620	65,898	34,176	14,667	9,828	6,128	2,396
Back-Load Version Class B
Accumulation Unit Value	$0.885	$0.906	$0.928	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046
Number of Units Outstanding	124,308	109,696	91,172	65,004	43,981	21,956	10,508	7,437	4,663	1,958

(b)	The initial investment was made on April 30, 2007.

38	Account B Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
International Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.849	$ 1.806	$ 1.856	$ 2.045	$ 1.693	$ 1.401	$ 1.566	$ 1.461	$ 1.103	$ 1.973
Number of Units Outstanding	249,829	229,747	207,866	182,170	172,532	159,611	138,585	115,708	101,360	85,278
Back-Load Version Class B
Accumulation Unit Value	$ 3.708	$ 3.649	$ 3.778	$ 4.195	$ 3.500	$ 2.916	$ 3.285	$ 3.089	$ 2.350	$ 4.233
Number of Units Outstanding	60,627	59,510	58,329	55,598	55,121	54,071	51,078	47,103	45,779	41,695
Emerging Markets Equity Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 0.922	$ 0.849	$ 0.973	$ 1.043	$ 1.105	$ 0.935	$ 1.155	$ 0.935	$ 0.554	$ 1.243
Number of Units Outstanding	256,443	229,818	176,933	130,191	86,469	56,054	29,862	19,438	11,405	4,011
Back-Load Version Class B
Accumulation Unit Value	$ 0.857	$ 0.796	$ 0.918	$ 0.992	$ 1.059	$ 0.902	$ 1.123	$ 0.917	$ 0.547	$ 1.237
Number of Units Outstanding	160,081	148,037	118,979	89,199	59,919	39,876	25,765	18,492	10,917	5,273
Government Money Market Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.242	$ 1.246	$ 1.253	$ 1.258	$ 1.263	$ 1.268	$ 1.272	$ 1.275	$ 1.271	$ 1.244
Number of Units Outstanding	114,431	76,941	69,016	74,250	68,507	66,372	59,280	67,658	69,700	44,760
Back-Load Version Class B
Accumulation Unit Value	$ 2.800	$ 2.832	$ 2.867	$ 2.901	$ 2.935	$ 2.967	$ 3.000	$ 3.029	$ 3.044	$ 3.000
Number of Units Outstanding	18,181	18,272	18,037	22,820	20,755	25,194	21,586	25,936	29,545	16,718
Short-Term Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.189	$ 1.175	$ 1.173	$ 1.174	$ 1.174	$ 1.156	$ 1.155	$ 1.120	$ 1.050	$ 1.027
Number of Units Outstanding	96,324	88,741	82,582	64,209	45,637	33,706	20,512	10,703	3,565	1,270
Back-Load Version Class B
Accumulation Unit Value	$ 1.106	$ 1.102	$ 1.107	$ 1.117	$ 1.125	$ 1.116	$ 1.124	$ 1.098	$ 1.037	$ 1.022
Number of Units Outstanding	53,213	50,630	51,088	44,324	32,268	22,142	16,155	8,621	4,070	866
Select Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 2.225	$ 2.170	$ 2.169	$ 2.065	$ 2.121	$ 2.031	$ 1.905	$ 1.796	$ 1.651	$ 1.607
Number of Units Outstanding	372,327	355,215	331,664	300,941	261,881	222,376	195,157	160,992	144,566	152,581
Back-Load Version Class B
Accumulation Unit Value	$13.932	$13.689	$13.788	$13.225	$13.687	$13.204	$12.476	$11.852	$10.973	$10.761
Number of Units Outstanding	28,347	28,239	28,120	26,711	24,522	21,581	20,800	18,712	18,790	20,153
Long-Term U.S. Government Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.820	$ 1.810	$ 1.846	$ 1.499	$ 1.737	$ 1.683	$ 1.312	$ 1.192	$ 1.288	$ 1.072
Number of Units Outstanding	23,636	21,852	21,617	21,694	21,691	20,527	18,179	12,702	10,395	2,190
Back-Load Version Class B
Accumulation Unit Value	$ 1.693	$ 1.696	$ 1.743	$ 1.426	$ 1.665	$ 1.625	$ 1.276	$ 1.168	$ 1.272	$ 1.066
Number of Units Outstanding	15,219	15,972	17,827	17,210	18,211	17,652	15,390	13,310	13,184	2,228
Inflation Protection Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.356	$ 1.302	$ 1.338	$ 1.303	$ 1.429	$ 1.338	$ 1.201	$ 1.143	$ 1.045	$ 1.065
Number of Units Outstanding	108,250	101,107	91,384	78,874	64,522	46,328	30,416	18,186	10,273	1,983
Back-Load Version Class B
Accumulation Unit Value	$ 1.261	$ 1.220	$ 1.263	$ 1.240	$ 1.370	$ 1.292	$ 1.169	$ 1.121	$ 1.032	$ 1.059
Number of Units Outstanding	64,177	63,902	61,636	54,890	47,050	34,320	24,103	15,985	8,156	1,938
High Yield Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 2.841	$ 2.491	$ 2.538	$ 2.521	$ 2.394	$ 2.113	$ 2.030	$ 1.781	$ 1.231	$ 1.573
Number of Units Outstanding	75,572	76,193	71,079	61,702	52,210	42,778	34,717	29,603	27,971	28,431
Back-Load Version Class B
Accumulation Unit Value	$ 3.745	$ 3.309	$ 3.397	$ 3.400	$ 3.253	$ 2.892	$ 2.800	$ 2.475	$ 1.723	$ 2.219
Number of Units Outstanding	30,677	32,245	32,293	29,108	24,988	21,533	19,631	18,456	18,831	20,529
Multi-Sector Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.651	$ 1.493	$ 1.535	$ 1.494	$ 1.526	$ 1.334	$ 1.277	$ 1.134	$ 0.934	$ 1.007
Number of Units Outstanding	191,038	173,469	149,804	126,525	96,185	69,685	47,048	26,843	15,891	5,806
Back-Load Version Class B
Accumulation Unit Value	$ 1.535	$ 1.400	$ 1.449	$ 1.421	$ 1.462	$ 1.288	$ 1.242	$ 1.111	$ 0.922	$ 1.002
Number of Units Outstanding	115,707	110,661	103,875	89,152	69,336	49,191	34,581	20,795	12,961	5,505

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus	39

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Balanced Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.843	$ 1.738	$ 1.749	$ 1.665	$ 1.493	$1.368	$1.346	$1.208	$1.000	$1.301
Number of Units Outstanding	207,978	207,150	202,325	191,704	178,530	173,529	163,114	151,993	142,488	145,987
Back-Load Version Class B
Accumulation Unit Value	$12.378	$11.759	$11.922	$11.435	$10.331	$9.537	$9.456	$8.553	$7.131	$9.345
Number of Units Outstanding	14,354	14,525	15,383	15,894	16,479	17,713	18,266	19,303	21,594	23,443
Asset Allocation Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 2.036	$ 1.898	$ 1.916	$ 1.831	$ 1.577	$1.428	$1.436	$1.277	$1.010	$1.453
Number of Units Outstanding	42,706	43,387	42,894	41,395	39,665	39,614	37,622	36,177	38,605	37,123
Back-Load Version Class B
Accumulation Unit Value	$ 1.814	$ 1.704	$ 1.733	$ 1.668	$ 1.448	$1.321	$1.338	$1.199	$0.955	$1.385
Number of Units Outstanding	22,143	24,263	26,886	29,224	32,536	37,252	43,610	48,373	52,211	54,392

Fidelity® Variable Insurance Products
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VIP Mid Cap Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 4.404	$ 3.955	$ 4.041	$ 3.830	$ 2.833	$2.485	$2.802	$2.190	$1.575	$2.621
Number of Units Outstanding	52,617	54,985	54,086	50,661	48,315	44,008	37,957	32,399	28,531	22,728
Back-Load Version Class B
Accumulation Unit Value	$ 3.976	$ 3.597	$ 3.703	$ 3.536	$ 2.635	$2.329	$2.645	$2.083	$1.510	$2.531
Number of Units Outstanding	30,035	33,343	35,482	35,364	35,580	34,228	32,751	30,039	28,377	24,997
VIP Contrafund® Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.727	$ 1.611	$ 1.612	$ 1.451	$ 1.114	$0.964	$0.996	$0.856	$0.635	$1.114
Number of Units Outstanding	150,495	141,501	129,299	116,770	97,518	74,946	53,827	37,432	24,650	7,531
Back-Load Version Class B
Accumulation Unit Value	$ 1.606	$ 1.510	$ 1.522	$ 1.380	$ 1.067	$0.931	$0.969	$0.839	$0.627	$1.109
Number of Units Outstanding	96,730	95,622	90,661	81,240	68,858	54,473	41,463	29,565	19,609	7,326
(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.696	$ 1.551	$ 1.566	$ 1.426	$ 1.041	$0.943	$0.978	$0.800	$0.612	$1.015
Number of Units Outstanding	83,430	80,460	72,705	58,090	41,874	21,412	6,531	4,013	2,546	1,125
Back-Load Version Class B
Accumulation Unit Value	$ 1.577	$ 1.454	$ 1.479	$ 1.356	$ 0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	58,599	58,755	53,271	41,695	29,698	15,867	5,852	3,503	2,401	1,107
(b) The initial investment was made on April 30, 2007.

40	Account B Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Russell Investment Funds

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Multi-Style Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.740	$1.580	$1.571	$1.413	$1.069	$0.928	$0.948	$0.818	$0.625	$1.058
Number of Units Outstanding	45,186	49,639	52,848	55,232	57,177	61,271	61,174	62,161	63,381	61,921
Back-Load Version Class B
Accumulation Unit Value	$1.621	$1.484	$1.486	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054
Number of Units Outstanding	16,205	19,013	23,565	28,704	34,313	41,452	47,301	50,708	54,356	53,356
Aggressive Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.330	$1.973	$2.137	$2.115	$1.518	$1.317	$1.382	$1.112	$0.851	$1.498
Number of Units Outstanding	13,527	14,904	15,234	15,788	16,079	16,666	16,553	16,502	15,967	15,783
Back-Load Version Class B
Accumulation Unit Value	$2.397	$2.045	$2.231	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648
Number of Units Outstanding	5,076	5,908	7,196	8,561	9,579	11,242	12,637	13,502	14,367	14,140
Non-U.S. Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.316	$1.292	$1.316	$1.384	$1.141	$0.957	$1.104	$0.996	$0.791	$1.381
Number of Units Outstanding	56,720	57,081	55,770	53,402	54,845	56,375	52,422	48,665	47,712	43,996
Back-Load Version Class B
Accumulation Unit Value	$1.442	$1.426	$1.463	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618
Number of Units Outstanding	19,082	19,854	22,231	25,320	29,436	32,957	34,107	34,177	35,561	35,449
Core Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.180	$2.125	$2.139	$2.039	$2.079	$1.928	$1.851	$1.691	$1.467	$1.529
Number of Units Outstanding	146,027	139,613	127,860	107,003	86,024	65,554	54,074	45,842	46,153	52,370
Back-Load Version Class B
Accumulation Unit Value	$1.922	$1.888	$1.914	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442
Number of Units Outstanding	87,677	88,333	85,107	74,614	62,279	50,812	45,066	40,465	41,709	44,802
Global Real Estate Securities Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$4.477	$4.367	$4.378	$3.835	$3.718	$2.930	$3.168	$2.590	$2.019	$3.204
Number of Units Outstanding	66,702	63,600	59,947	53,786	46,235	42,360	35,993	33,487	27,986	52,370
Back-Load Version Class B
Accumulation Unit Value	$3.699	$3.635	$3.672	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832
Number of Units Outstanding	41,765	41,709	41,879	40,043	36,458	35,240	33,545	34,423	31,813	30,822

Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.436	$1.339	$1.369	$1.312	$1.235	$1.118	$1.122	$1.001	$0.822	$1.032
Number of Units Outstanding	30,447	32,610	31,927	30,988	29,286	26,290	19,099	14,143	8,273	3,083
Back-Load Version Class B
Accumulation Unit Value	$1.335	$1.255	$1.293	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	21,940	24,728	27,470	25,486	23,611	21,174	14,573	9,449	6,786	1,973
Balanced Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.408	$1.297	$1.334	$1.282	$1.146	$1.020	$1.050	$0.925	$0.741	$1.024
Number of Units Outstanding	87,680	93,896	98,069	97,824	92,313	83,402	63,864	47,456	33,565	14,162
Back-Load Version Class B
Accumulation Unit Value	$1.309	$1.215	$1.260	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	66,678	75,329	82,438	81,840	75,692	66,986	50,806	37,239	24,886	11,027
Growth Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.320	$1.209	$1.257	$1.218	$1.050	$0.924	$0.975	$0.851	$0.665	$1.018
Number of Units Outstanding	64,837	67,786	68,713	66,872	59,515	52,783	40,696	29,645	21,352	11,860
Back-Load Version Class B
Accumulation Unit Value	$1.228	$1.133	$1.187	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	61,736	64,603	63,766	59,226	51,019	45,004	32,144	25,073	17,429	7,120

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus	41

Accumulation Unit Values

Contracts Issued On or After March 31, 2000 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series (continued)

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Equity Growth Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.233	$1.118	$1.169	$1.135	$0.952	$0.828	$0.887	$0.774	$0.595	$1.009
Number of Units Outstanding	13,213	15,872	16,212	15,751	16,172	16,841	13,157	8,940	7,487	4,776
Back-Load Version Class B
Accumulation Unit Value	$1.147	$1.048	$1.104	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	12,779	12,820	14,000	13,216	12,187	11,295	9,011	7,294	5,040	1,667
(b) The initial investment was made on April 30, 2007.

Credit Suisse Trust
	December 31,
	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$4.804	$4.310	$5.778	$6.991
Number of Units Outstanding	31,200	26,510	17,014	11,323
Back-Load Version Class B
Accumulation Unit Value	$4.604	$4.162	$5.621	$6.852
Number of Units Outstanding	18,646	16,082	10,792	7,128

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

42	Account B Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.954	$4.855	$4.598	$4.234	$3.129	$2.782	$2.829	$2.528	$1.851	$3.039
Number of Units Outstanding	4,917	5,362	5,905	6,460	7,009	7,867	8,881	10,072	12,347	13,977
Back-Load Version
Accumulation Unit Value	$4.460	$4.407	$4.209	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952
Number of Units Outstanding	16,226	17,493	18,928	20,285	22,073	24,727	27,233	30,063	33,365	37,186
Focused Appreciation Division
Front-Load Version
Accumulation Unit Value	$3.786	$3.590	$3.172	$2.910	$2.265	$1.893	$2.024	$1.858	$1.310	$2.192
Number of Units Outstanding	2,320	2,543	2,915	3,030	3,329	3,502	3,671	3,829	4,015	4,211
Back-Load Version
Accumulation Unit Value	$3.372	$3.225	$2.873	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107
Number of Units Outstanding	8,072	9,150	9,240	9,834	10,183	10,746	11,558	11,984	11,507	9,833
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$3.557	$3.320	$3.438	$3.180	$2.483	$2.233	$2.270	$2.018	$1.567	$2.568
Number of Units Outstanding	4,058	4,452	4,862	5,411	5,954	6,759	7,903	8,929	10,824	12,674
Back-Load Version
Accumulation Unit Value	$3.202	$3.014	$3.149	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495
Number of Units Outstanding	16,238	17,527	19,203	20,772	22,718	25,415	28,063	30,485	33,324	37,203
Large Cap Blend Division(b)
Front-Load Version
Accumulation Unit Value	$1.443	$1.271	$1.308	$1.166	$0.895	$0.780	$0.801	$0.704	$0.555	$0.932
Number of Units Outstanding	1,229	1,345	1,458	1,624	1,596	2,076	1,905	1,708	1,066	410
Back-Load Version
Accumulation Unit Value	$1.329	$1.181	$1.225	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927
Number of Units Outstanding	3,497	3,909	4,347	4,665	4,798	4,670	4,700	3,690	2,825	1,133
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$6.081	$5.464	$5.423	$4.799	$3.649	$3.165	$3.117	$2.724	$2.164	$3.445
Number of Units Outstanding	11,403	12,257	13,572	14,911	16,069	17,647	19,914	21,820	24,817	28,047
Back-Load Version
Accumulation Unit Value	$8.280	$7.503	$7.510	$6.702	$5.139	$4.495	$4.465	$3.935	$3.152	$5.062
Number of Units Outstanding	26,358	28,426	30,187	32,290	34,889	38,419	42,228	46,935	51,653	57,495
Large Company Value Division(b)
Front-Load Version
Accumulation Unit Value	$1.479	$1.287	$1.344	$1.194	$0.913	$0.787	$0.779	$0.705	$0.586	$0.938
Number of Units Outstanding	1,004	1,113	1,207	1,344	1,180	1,198	1,279	1,004	656	210
Back-Load Version
Accumulation Unit Value	$1.363	$1.196	$1.260	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932
Number of Units Outstanding	3,856	4,536	4,909	5,711	5,062	4,367	4,044	3,412	1,940	960
Domestic Equity Division
Front-Load Version
Accumulation Unit Value	$2.478	$2.164	$2.175	$1.917	$1.436	$1.261	$1.255	$1.099	$0.852	$1.391
Number of Units Outstanding	4,588	4,890	5,463	6,324	7,939	8,625	10,522	11,612	13,240	13,718
Back-Load Version
Accumulation Unit Value	$2.175	$1.915	$1.941	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317
Number of Units Outstanding	14,891	15,394	16,400	17,696	19,977	22,081	24,420	26,279	28,199	29,462
Equity Income Division
Front-Load Version
Accumulation Unit Value	$2.871	$2.419	$2.604	$2.434	$1.881	$1.611	$1.632	$1.421	$1.145	$1.791
Number of Units Outstanding	3,324	4,029	4,483	4,742	4,853	4,499	4,075	3,953	3,629	3,736
Back-Load Version
Accumulation Unit Value	$2.557	$2.173	$2.359	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722
Number of Units Outstanding	10,193	11,017	11,867	11,968	11,444	11,653	10,702	10,632	10,304	10,708

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus	43

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.524	$4.505	$4.491	$4.156	$3.324	$2.981	$3.190	$2.586	$1.966	$3.294
Number of Units Outstanding	6,470	7,086	7,792	8,595	9,422	10,450	12,037	13,106	15,151	17,171
Back-Load Version
Accumulation Unit Value	$7.987	$8.021	$8.064	$7.526	$6.071	$5.491	$5.925	$4.844	$3.713	$6.275
Number of Units Outstanding	13,243	14,204	15,462	16,708	18,172	20,158	22,159	24,804	27,325	30,352
Index 400 Stock Division
Front-Load Version
Accumulation Unit Value	$4.772	$3.980	$4.094	$3.757	$2.832	$2.417	$2.475	$1.967	$1.442	$2.272
Number of Units Outstanding	3,733	4,213	4,404	4,789	5,067	5,645	6,461	6,985	7,918	9,542
Back-Load Version
Accumulation Unit Value	$4.109	$3.456	$3.585	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111
Number of Units Outstanding	11,483	12,182	13,105	13,962	15,260	17,439	19,342	21,145	24,136	27,597
Mid Cap Value Division
Front-Load Version
Accumulation Unit Value	$3.705	$3.019	$3.072	$2.643	$2.037	$1.755	$1.772	$1.484	$1.209	$1.869
Number of Units Outstanding	1,530	1,549	1,590	1,694	1,868	1,751	1,801	1,901	2,038	2,090
Back-Load Version
Accumulation Unit Value	$3.300	$2.711	$2.782	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797
Number of Units Outstanding	4,744	4,873	5,206	5,189	5,192	5,258	5,329	5,504	5,483	5,699
Small Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.989	$4.462	$4.466	$4.127	$2.989	$2.742	$2.831	$2.259	$1.729	$3.093
Number of Units Outstanding	2,217	2,511	2,764	3,108	3,596	3,957	4,669	5,240	5,983	6,717
Back-Load Version
Accumulation Unit Value	$4.295	$3.874	$3.910	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873
Number of Units Outstanding	7,725	8,604	9,093	10,030	11,116	12,551	13,908	15,369	16,766	18,521
Index 600 Stock Division(b)
Front-Load Version
Accumulation Unit Value	$2.090	$1.663	$1.710	$1.630	$1.163	$1.009	$1.004	$0.801	$0.642	$0.938
Number of Units Outstanding	1,729	1,701	1,594	1,435	1,263	1,215	1,346	1,095	731	502
Back-Load Version
Accumulation Unit Value	$1.925	$1.545	$1.602	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933
Number of Units Outstanding	4,242	3,784	3,639	3,884	3,049	2,537	2,118	1,697	1,031	698
Small Cap Value Division
Front-Load Version
Accumulation Unit Value	$4.015	$3.045	$3.233	$3.239	$2.468	$2.130	$2.168	$1.785	$1.398	$1.954
Number of Units Outstanding	2,284	2,497	2,996	3,183	3,709	4,215	4,747	5,273	5,640	6,116
Back-Load Version
Accumulation Unit Value	$3.523	$2.695	$2.886	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850
Number of Units Outstanding	8,146	8,678	9,422	10,107	10,583	11,703	13,068	13,965	14,701	16,168
International Growth Division
Front-Load Version
Accumulation Unit Value	$1.748	$1.817	$1.857	$1.952	$1.636	$1.392	$1.610	$1.388	$1.132	$2.112
Number of Units Outstanding	3,359	3,488	3,531	3,815	3,983	4,398	4,726	5,138	5,849	6,225
Back-Load Version
Accumulation Unit Value	$1.534	$1.608	$1.657	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000
Number of Units Outstanding	12,455	12,613	12,817	13,289	14,003	14,675	15,372	15,934	16,063	17,012
Research International Core Division(b)
Front-Load Version
Accumulation Unit Value	$0.960	$0.975	$0.990	$1.066	$0.900	$0.774	$0.868	$0.785	$0.602	$1.052
Number of Units Outstanding	3,854	3,656	3,606	3,006	2,799	1,941	1,033	977	666	297
Back-Load Version
Accumulation Unit Value	$0.885	$0.906	$0.928	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046
Number of Units Outstanding	10,124	9,818	8,598	7,002	5,811	4,062	3,119	2,698	2,088	1,101

(b)	The initial investment was made on April 30, 2007.

44	Account B Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
International Equity Division
Front-Load Version
Accumulation Unit Value	$ 3.661	$ 3.573	$ 3.668	$ 4.039	$ 3.341	$ 2.760	$ 3.083	$ 2.874	$ 2.168	$ 3.872
Number of Units Outstanding	9,074	9,815	10,666	11,518	12,785	14,198	16,050	17,405	19,782	22,093
Back-Load Version
Accumulation Unit Value	$ 3.708	$ 3.649	$ 3.778	$ 4.195	$ 3.500	$ 2.916	$ 3.285	$ 3.089	$ 2.350	$ 4.233
Number of Units Outstanding	27,032	28,584	30,430	32,155	34,616	38,134	41,254	44,277	48,122	52,562
Emerging Markets Equity Division(b)
Front-Load Version
Accumulation Unit Value	$ 0.931	$ 0.857	$ 0.980	$ 1.050	$ 1.111	$ 0.939	$ 1.159	$ 0.938	$ 0.555	$ 1.244
Number of Units Outstanding	6,223	6,656	6,205	5,457	4,769	4,380	4,100	2,892	1,680	1,030
Back-Load Version
Accumulation Unit Value	$ 0.857	$ 0.796	$ 0.918	$ 0.992	$ 1.059	$ 0.902	$ 1.123	$ 0.917	$ 0.547	$ 1.237
Number of Units Outstanding	17,035	16,662	15,136	13,658	12,046	10,370	8,730	7,147	4,478	2,851
Government Money Market Division
Front-Load Version
Accumulation Unit Value	$ 1.611	$ 1.615	$ 1.621	$ 1.627	$ 1.632	$ 1.636	$ 1.640	$ 1.642	$ 1.636	$ 1.599
Number of Units Outstanding	7,650	7,865	8,850	9,784	11,936	12,842	12,307	17,201	20,774	16,364
Back-Load Version
Accumulation Unit Value	$ 2.800	$ 2.832	$ 2.867	$ 2.901	$ 2.935	$ 2.967	$ 3.000	$ 3.029	$ 3.044	$ 3.000
Number of Units Outstanding	8,522	8,479	9,307	11,404	12,519	14,527	14,286	17,979	21,270	16,994
Short-Term Bond Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.201	$ 1.186	$ 1.182	$ 1.182	$ 1.180	$ 1.161	$ 1.159	$ 1.123	$ 1.052	$ 1.028
Number of Units Outstanding	3,759	3,406	3,598	3,595	3,450	2,510	1,925	1,355	576	257
Back-Load Version
Accumulation Unit Value	$ 1.106	$ 1.102	$ 1.107	$ 1.117	$ 1.125	$ 1.116	$ 1.124	$ 1.098	$ 1.037	$ 1.022
Number of Units Outstanding	9,598	9,289	9,487	8,309	7,153	5,774	5,513	3,755	1,785	480
Select Bond Division
Front-Load Version
Accumulation Unit Value	$ 3.062	$ 2.983	$ 2.979	$ 2.833	$ 2.907	$ 2.781	$ 2.606	$ 2.455	$ 2.253	$ 2.191
Number of Units Outstanding	13,477	14,598	15,709	17,091	18,421	18,676	20,295	20,581	22,630	26,188
Back-Load Version
Accumulation Unit Value	$13.932	$13.689	$13.788	$13.225	$13.687	$13.204	$12.476	$11.852	$10.973	$10.761
Number of Units Outstanding	7,602	8,011	8,399	8,758	9,165	9,501	10,159	10,225	10,606	11,711
Long-Term U.S. Government Bond Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.838	$ 1.825	$ 1.860	$ 1.509	$ 1.747	$ 1.691	$ 1.317	$ 1.195	$ 1.290	$ 1.073
Number of Units Outstanding	1,249	979	1,105	1,192	1,670	1,648	1,322	1,215	1,170	241
Back-Load Version
Accumulation Unit Value	$ 1.693	$ 1.696	$ 1.743	$ 1.426	$ 1.665	$ 1.625	$ 1.276	$ 1.168	$ 1.272	$ 1.066
Number of Units Outstanding	4,149	3,923	3,975	4,050	5,590	5,351	4,808	4,599	6,092	752
Inflation Protection Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.369	$ 1.313	$ 1.348	$ 1.312	$ 1.437	$ 1.344	$ 1.206	$ 1.146	$ 1.046	$ 1.065
Number of Units Outstanding	3,785	3,894	4,097	4,590	4,480	4,147	3,449	2,475	1,788	473
Back-Load Version
Accumulation Unit Value	$ 1.261	$ 1.220	$ 1.263	$ 1.240	$ 1.370	$ 1.292	$ 1.169	$ 1.121	$ 1.032	$ 1.059
Number of Units Outstanding	8,101	7,821	8,321	8,965	10,523	8,803	7,134	5,642	4,675	1,190
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$ 4.221	$ 3.699	$ 3.765	$ 3.736	$ 3.544	$ 3.125	$ 2.999	$ 2.629	$ 1.815	$ 2.317
Number of Units Outstanding	3,736	4,009	4,488	4,594	4,959	5,336	5,603	5,917	7,388	8,523
Back-Load Version
Accumulation Unit Value	$ 3.745	$ 3.309	$ 3.397	$ 3.400	$ 3.253	$ 2.892	$ 2.800	$ 2.475	$ 1.723	$ 2.219
Number of Units Outstanding	11,113	11,673	12,468	12,909	13,718	14,511	15,463	16,496	17,990	20,460

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus	45

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Multi-Sector Bond Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.667	$ 1.506	$ 1.547	$ 1.504	$ 1.534	$1.340	$1.282	$1.137	$0.935	$1.008
Number of Units Outstanding	5,883	5,818	5,942	5,834	5,494	4,621	3,640	2,443	1,568	610
Back-Load Version
Accumulation Unit Value	$ 1.535	$ 1.400	$ 1.449	$ 1.421	$ 1.462	$1.288	$1.242	$1.111	$0.922	$1.002
Number of Units Outstanding	15,992	15,205	15,201	14,312	13,348	11,024	8,448	5,895	3,548	1,642
Balanced Division
Front-Load Version
Accumulation Unit Value	$ 4.051	$ 3.817	$ 3.837	$ 3.649	$ 3.269	$2.992	$2.942	$2.638	$2.181	$2.834
Number of Units Outstanding	14,332	16,123	17,992	19,140	21,444	23,208	25,982	29,834	34,158	40,821
Back-Load Version
Accumulation Unit Value	$12.378	$11.759	$11.922	$11.435	$10.331	$9.537	$9.456	$8.553	$7.131	$9.345
Number of Units Outstanding	16,681	18,171	19,576	20,985	22,326	24,090	26,277	28,859	32,197	36,635
Asset Allocation Division
Front-Load Version
Accumulation Unit Value	$ 2.067	$ 1.925	$ 1.941	$ 1.854	$ 1.595	$1.443	$1.450	$1.288	$1.017	$1.462
Number of Units Outstanding	2,884	3,065	3,284	3,681	3,910	4,203	4,727	5,548	8,017	9,246
Back-Load Version
Accumulation Unit Value	$ 1.814	$ 1.704	$ 1.733	$ 1.668	$ 1.448	$1.321	$1.338	$1.199	$0.955	$1.385
Number of Units Outstanding	12,782	14,317	15,553	16,439	17,464	18,878	19,910	21,432	23,822	24,511
(b) The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VIP Mid Cap Division
Front-Load Version
Accumulation Unit Value	$ 4.464	$ 4.005	$ 4.087	$ 3.870	$ 2.860	$2.507	$2.823	$2.205	$1.584	$2.633
Number of Units Outstanding	2,265	2,643	3,021	3,247	3,554	3,734	4,152	4,156	4,343	4,421
Back-Load Version
Accumulation Unit Value	$ 3.976	$ 3.597	$ 3.703	$ 3.536	$ 2.635	$2.329	$2.645	$2.083	$1.510	$2.531
Number of Units Outstanding	7,387	8,135	8,910	9,657	10,172	10,989	11,809	12,053	11,918	12,187
VIP Contrafund® Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.743	$ 1.625	$ 1.624	$ 1.461	$ 1.120	$0.968	$1.000	$0.859	$0.636	$1.115
Number of Units Outstanding	3,729	4,371	4,649	4,700	4,781	4,686	3,770	3,253	2,825	1,466
Back-Load Version
Accumulation Unit Value	$ 1.606	$ 1.510	$ 1.522	$ 1.380	$ 1.067	$0.931	$0.969	$0.839	$0.627	$1.109
Number of Units Outstanding	12,047	12,562	12,831	12,929	12,924	12,059	10,848	9,960	8,326	3,607
(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.712	$ 1.564	$ 1.578	$ 1.435	$ 1.047	$0.948	$0.982	$0.802	$0.613	$1.016
Number of Units Outstanding	1,719	1,841	1,941	1,885	1,718	1,369	744	589	499	431
Back-Load Version
Accumulation Unit Value	$ 1.577	$ 1.454	$ 1.479	$ 1.356	$ 0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	4,671	5,028	5,002	4,615	4,039	3,016	1,827	1,502	1,216	338
(b) The initial investment was made on April 30, 2007.

46	Account B Prospectus

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Russell Investment Funds

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Multi-Style Equity Division
Front-Load Version
Accumulation Unit Value	$1.883	$1.709	$1.697	$1.525	$1.152	$1.000	$1.020	$0.879	$0.672	$1.135
Number of Units Outstanding	4,401	4,946	5,632	6,746	7,346	8,992	11,021	12,050	14,726	16,812
Back-Load Version
Accumulation Unit Value	$1.621	$1.484	$1.486	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054
Number of Units Outstanding	11,878	13,061	14,314	15,746	17,153	19,251	21,204	23,084	25,272	27,233
Aggressive Equity Division
Front-Load Version
Accumulation Unit Value	$2.784	$2.356	$2.548	$2.519	$1.807	$1.566	$1.641	$1.320	$1.008	$1.774
Number of Units Outstanding	1,275	1,539	1,774	2,023	2,232	2,698	3,114	3,487	4,572	4,963
Back-Load Version
Accumulation Unit Value	$2.397	$2.045	$2.231	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648
Number of Units Outstanding	3,707	4,115	4,584	5,225	5,742	6,325	6,945	7,608	8,203	9,105
Non-U.S. Division
Front-Load Version
Accumulation Unit Value	$1.674	$1.642	$1.671	$1.756	$1.446	$1.212	$1.397	$1.258	$0.999	$1.741
Number of Units Outstanding	4,033	4,188	4,412	5,056	5,631	6,418	7,338	7,490	8,528	9,651
Back-Load Version
Accumulation Unit Value	$1.442	$1.426	$1.463	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618
Number of Units Outstanding	9,507	9,862	10,355	11,171	12,298	13,873	14,910	15,766	16,596	18,167
Core Bond Division
Front-Load Version
Accumulation Unit Value	$2.233	$2.174	$2.186	$2.081	$2.121	$1.965	$1.884	$1.719	$1.491	$1.552
Number of Units Outstanding	5,774	5,698	6,078	5,966	5,832	5,973	6,107	6,258	6,818	9,019
Back-Load Version
Accumulation Unit Value	$1.922	$1.888	$1.914	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442
Number of Units Outstanding	14,527	14,642	14,702	14,432	14,335	13,716	13,771	12,949	13,540	15,498
Global Real Estate Securities Division
Front-Load Version
Accumulation Unit Value	$4.296	$4.187	$4.194	$3.669	$3.554	$2.798	$3.022	$2.468	$1.922	$3.048
Number of Units Outstanding	2,881	3,064	3,492	3,979	4,203	4,507	5,105	5,534	5,849	6,402
Back-Load Version
Accumulation Unit Value	$3.699	$3.635	$3.672	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832
Number of Units Outstanding	10,068	10,552	11,046	11,437	11,674	12,864	13,512	14,776	14,913	16,376

Account B Prospectus	47

Accumulation Unit Values

Contracts Issued On or After March 31, 1995 and Prior to March 31, 2000 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.449	$1.351	$1.379	$1.321	$1.242	$1.123	$1.126	$1.004	$0.823	$1.033
Number of Units Outstanding	1,380	1,421	1,426	1,613	2,110	1,942	1,647	1,025	942	313
Back-Load Version
Accumulation Unit Value	$1.335	$1.255	$1.293	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	4,685	5,073	5,787	5,808	5,668	4,563	4,277	2,956	2,537	1,169
Balanced Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.421	$1.308	$1.344	$1.290	$1.152	$1.024	$1.054	$0.928	$0.742	$1.024
Number of Units Outstanding	4,268	4,925	5,450	5,820	6,283	6,342	3,787	2,867	2,456	1,850
Back-Load Version
Accumulation Unit Value	$1.309	$1.215	$1.260	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	11,549	12,726	12,950	13,617	12,648	11,838	10,385	8,545	6,652	2,951
Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.333	$1.220	$1.267	$1.226	$1.056	$0.928	$0.978	$0.854	$0.666	$1.018
Number of Units Outstanding	1,564	1,582	1,782	1,440	1,288	1,312	2,191	2,243	1,174	573
Back-Load Version
Accumulation Unit Value	$1.228	$1.133	$1.187	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	6,250	7,406	6,699	6,629	6,843	8,154	7,688	6,748	5,538	2,887
Equity Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.245	$1.128	$1.178	$1.143	$0.958	$0.831	$0.890	$0.776	$0.596	$1.010
Number of Units Outstanding	676	1,085	1,200	1,179	1,302	1,279	1,507	1,723	1,819	961
Back-Load Version
Accumulation Unit Value	$1.147	$1.048	$1.104	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	2,409	2,406	2,459	2,464	2,310	2,226	2,409	1,715	1,634	1,509
(b) The initial investment was made on April 30, 2007.

Credit Suisse Trust
	December 31,
	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Front-Load Version
Accumulation Unit Value	$4.831	$4.330	$5.799	$7.009
Number of Units Outstanding	596	610	482	402
Back-Load Version
Accumulation Unit Value	$4.604	$4.162	$5.621	$6.852
Number of Units Outstanding	1,600	1,386	1,063	751
(a) The initial investment was made on November 15, 2013.

(c) For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

48	Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Growth Stock Division
Accumulation Unit Value	$4.460	$4.407	$4.209	$3.909	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952
Number of Units Outstanding	13,010	14,358	15,908	17,102	18,836	21,133	23,319	25,779	28,300	32,221
Focused Appreciation Division
Accumulation Unit Value	$3.372	$3.225	$2.873	$2.658	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107
Number of Units Outstanding	9,933	11,075	11,667	12,332	12,560	13,214	14,331	15,129	15,395	12,928
Large Cap Core Stock Division
Accumulation Unit Value	$3.202	$3.014	$3.149	$2.937	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495
Number of Units Outstanding	13,764	15,292	16,773	18,317	19,952	23,049	25,189	27,446	29,987	33,718
Large Cap Blend Division(b)
Accumulation Unit Value	$1.329	$1.181	$1.225	$1.102	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927
Number of Units Outstanding	5,116	5,962	6,169	6,474	6,175	6,488	6,484	5,846	4,120	1,930
Index 500 Stock Division
Accumulation Unit Value	$8.280	$7.503	$7.510	$6.702	$5.139	$4.495	$4.465	$3.935	$3.152	$5.062
Number of Units Outstanding	35,364	38,408	40,498	43,752	47,257	52,601	58,100	63,461	69,201	76,906
Large Company Value Division(b)
Accumulation Unit Value	$1.363	$1.196	$1.260	$1.128	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932
Number of Units Outstanding	7,237	7,685	8,308	8,864	7,777	6,199	6,571	4,737	3,358	1,504
Domestic Equity Division
Accumulation Unit Value	$2.175	$1.915	$1.941	$1.726	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317
Number of Units Outstanding	20,523	21,003	22,837	25,017	27,238	31,246	35,611	37,915	40,529	42,457
Equity Income Division
Accumulation Unit Value	$2.557	$2.173	$2.359	$2.223	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722
Number of Units Outstanding	15,671	17,802	19,203	19,758	19,058	19,821	18,526	18,514	18,755	19,298
Mid Cap Growth Stock Division
Accumulation Unit Value	$7.987	$8.021	$8.064	$7.526	$6.071	$5.491	$5.925	$4.844	$3.713	$6.275
Number of Units Outstanding	22,012	24,258	26,300	28,927	31,775	35,384	39,263	43,529	47,926	53,760
Index 400 Stock Division
Accumulation Unit Value	$4.109	$3.456	$3.585	$3.317	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111
Number of Units Outstanding	15,922	16,413	17,258	18,888	19,317	21,338	23,051	25,187	28,439	32,059
Mid Cap Value Division
Accumulation Unit Value	$3.300	$2.711	$2.782	$2.414	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797
Number of Units Outstanding	7,190	7,212	7,856	7,396	7,395	7,402	7,752	7,628	7,949	8,566
Small Cap Growth Stock Division
Accumulation Unit Value	$4.295	$3.874	$3.910	$3.644	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873
Number of Units Outstanding	7,733	8,774	9,373	10,297	11,708	13,368	15,236	16,798	18,409	20,826
Index 600 Stock Division(b)
Accumulation Unit Value	$1.925	$1.545	$1.602	$1.540	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933
Number of Units Outstanding	7,196	6,681	6,783	6,552	4,691	4,125	3,978	2,846	1,836	905
Small Cap Value Division
Accumulation Unit Value	$3.523	$2.695	$2.886	$2.915	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850
Number of Units Outstanding	11,288	12,399	14,127	15,337	15,851	17,697	19,089	20,513	21,473	23,096
International Growth Division
Accumulation Unit Value	$1.534	$1.608	$1.657	$1.757	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000
Number of Units Outstanding	13,914	14,264	14,981	15,623	16,680	18,134	19,931	21,183	22,242	23,946
Research International Core Division(b)
Accumulation Unit Value	$0.885	$0.906	$0.928	$1.007	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046
Number of Units Outstanding	13,665	13,397	12,263	10,489	9,397	7,294	4,706	4,232	2,980	1,927
International Equity Division
Accumulation Unit Value	$3.708	$3.649	$3.778	$4.195	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233
Number of Units Outstanding	41,720	45,246	48,546	52,545	57,297	63,005	68,845	74,624	80,885	89,762
Emerging Markets Equity Division(b)
Accumulation Unit Value	$0.857	$0.796	$0.918	$0.992	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237
Number of Units Outstanding	23,957	24,442	23,178	21,228	18,889	16,748	15,784	13,381	7,860	4,677
Government Money Market Division
Accumulation Unit Value	$2.800	$2.832	$2.867	$2.901	$2.935	$2.967	$3.000	$3.029	$3.044	$3.000
Number of Units Outstanding	19,762	18,943	20,084	23,383	25,523	25,260	24,659	33,396	43,323	34,389
Short-Term Bond Division(b)
Accumulation Unit Value	$1.106	$1.102	$1.107	$1.117	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022
Number of Units Outstanding	17,530	16,289	16,703	15,570	11,337	9,961	8,550	6,142	2,282	835

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus	49

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Select Bond Division
Accumulation Unit Value	$13.932	$13.689	$13.788	$13.225	$13.687	$13.204	$12.476	$11.852	$10.973	$10.761
Number of Units Outstanding	11,525	12,327	13,231	13,955	14,918	14,863	16,045	16,193	16,685	18,508
Long-Term U.S. Government Bond Division (b)
Accumulation Unit Value	$ 1.693	$ 1.696	$ 1.743	$ 1.426	$ 1.665	$ 1.625	$ 1.276	$ 1.168	$ 1.272	$ 1.066
Number of Units Outstanding	5,314	5,695	6,218	6,225	8,341	8,373	8,461	8,094	9,012	1,391
Inflation Protection Division(b)
Accumulation Unit Value	$ 1.261	$ 1.220	$ 1.263	$ 1.240	$ 1.370	$ 1.292	$ 1.169	$ 1.121	$ 1.032	$ 1.059
Number of Units Outstanding	14,599	15,376	16,848	17,195	18,146	14,650	13,323	9,802	5,973	1,196
High Yield Bond Division
Accumulation Unit Value	$ 3.745	$ 3.309	$ 3.397	$ 3.400	$ 3.253	$ 2.892	$ 2.800	$ 2.475	$ 1.723	$ 2.219
Number of Units Outstanding	11,244	12,400	14,039	14,098	14,954	14,650	15,317	16,246	17,421	19,203
Multi-Sector Bond Division(b)
Accumulation Unit Value	$ 1.535	$ 1.400	$ 1.449	$ 1.421	$ 1.462	$ 1.288	$ 1.242	$ 1.111	$ 0.922	$ 1.002
Number of Units Outstanding	23,537	22,967	22,819	21,132	19,615	16,033	13,106	8,938	5,330	2,685
Balanced Division
Accumulation Unit Value	$12.378	$11.759	$11.922	$11.435	$10.331	$ 9.537	$ 9.456	$ 8.553	$ 7.131	$ 9.345
Number of Units Outstanding	68,110	74,292	80,648	87,258	94,548	102,331	111,025	120,585	132,204	147,561
Asset Allocation Division
Accumulation Unit Value	$ 1.814	$ 1.704	$ 1.733	$ 1.668	$ 1.448	$ 1.321	$ 1.338	$ 1.199	$ 0.955	$ 1.385
Number of Units Outstanding	19,653	21,157	23,714	24,685	28,077	30,990	34,606	37,148	39,348	45,279
(b) The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VIP Mid Cap Division
Accumulation Unit Value	$ 3.976	$ 3.597	$ 3.703	$ 3.536	$ 2.635	$ 2.329	$ 2.645	$ 2.083	$ 1.510	$ 2.531
Number of Units Outstanding	9,711	11,058	12,368	12,948	13,476	15,147	16,104	16,578	17,225	17,858
VIP Contrafund® Division(b)
Accumulation Unit Value	$ 1.606	$ 1.510	$ 1.522	$ 1.380	$ 1.067	$ 0.931	$ 0.969	$ 0.839	$ 0.627	$ 1.109
Number of Units Outstanding	17,077	18,415	19,020	18,885	18,302	17,856	14,553	12,669	9,969	5,141
(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$ 1.577	$ 1.454	$ 1.479	$ 1.356	$ 0.998	$ 0.911	$ 0.951	$ 0.784	$ 0.604	$ 1.010
Number of Units Outstanding	6,553	7,188	7,138	6,497	5,741	4,458	2,578	1,423	963	398
(b) The initial investment was made on April 30, 2007.

50	Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Russell Investment Funds

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Multi-Style Equity Division
Accumulation Unit Value	$1.621	$1.484	$1.486	$1.347	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054
Number of Units Outstanding	10,253	11,632	13,018	14,936	16,226	18,401	21,161	22,867	25,157	26,496
Aggressive Equity Division
Accumulation Unit Value	$2.397	$2.045	$2.231	$2.225	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648
Number of Units Outstanding	4,308	4,727	5,439	6,191	6,681	7,975	8,840	9,076	10,259	12,088
Non-U.S. Division
Accumulation Unit Value	$1.442	$1.426	$1.463	$1.551	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618
Number of Units Outstanding	10,986	12,056	12,912	13,433	15,029	16,760	18,158	19,057	20,493	22,195
Core Bond Division
Accumulation Unit Value	$1.922	$1.888	$1.914	$1.838	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442
Number of Units Outstanding	19,137	19,700	20,175	20,490	19,137	17,528	17,241	16,593	17,152	19,502
Global Real Estate Securities Division
Accumulation Unit Value	$3.699	$3.635	$3.672	$3.240	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832
Number of Units Outstanding	12,726	13,649	14,688	15,257	16,245	16,868	17,940	19,170	19,153	20,824

Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.335	$1.255	$1.293	$1.248	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	10,684	11,602	12,328	10,772	11,730	10,483	7,601	6,226	3,856	1,308
Balanced Strategy Division(b)
Accumulation Unit Value	$1.309	$1.215	$1.260	$1.219	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	16,997	18,762	19,518	21,170	20,505	19,805	16,825	14,345	10,785	3,903
Growth Strategy Division(b)
Accumulation Unit Value	$1.228	$1.133	$1.187	$1.158	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	8,320	8,267	8,515	8,393	8,440	7,816	8,391	7,221	5,603	3,684
Equity Growth Strategy Division(b)
Accumulation Unit Value	$1.147	$1.048	$1.104	$1.080	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	983	2,084	2,875	3,349	2,685	3,243	3,625	4,872	4,795	3,034
(b) The initial investment was made on April 30, 2007.

Credit Suisse Trust
	December 31,
	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Accumulation Unit Value	$4.604	$4.162	$5.621	$6.852
Number of Units Outstanding	2,211	2,149	1,671	1,286

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

Account B Prospectus	51

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Funds, Inc.

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Growth Stock Division
Accumulation Unit Value	$4.995	$4.911	$4.668	$4.314	$3.199	$2.854	$2.913	$2.612	$1.918	$3.161
Number of Units Outstanding	150	170	175	188	220	242	267	280	307	327
Focused Appreciation Division
Accumulation Unit Value	$3.610	$3.436	$3.046	$2.804	$2.190	$1.837	$1.971	$1.816	$1.284	$2.157
Number of Units Outstanding	82	78	93	119	141	135	161	217	304	250
Large Cap Core Stock Division
Accumulation Unit Value	$3.587	$3.360	$3.492	$3.240	$2.539	$2.292	$2.337	$2.085	$1.625	$2.672
Number of Units Outstanding	64	74	106	128	165	167	190	198	274	303
Large Cap Blend Division(b)
Accumulation Unit Value	$1.395	$1.233	$1.273	$1.140	$0.877	$0.767	$0.791	$0.697	$0.552	$0.930
Number of Units Outstanding	18	26	45	31	31	30	30	35	18	5
Index 500 Stock Division
Accumulation Unit Value	$9.433	$8.506	$8.471	$7.522	$5.739	$4.995	$4.936	$4.329	$3.450	$5.513
Number of Units Outstanding	1,588	1,784	1,953	2,178	2,507	3,257	3,506	3,873	4,074	4,544
Large Company Value Division(b)
Accumulation Unit Value	$1.430	$1.249	$1.309	$1.167	$0.895	$0.775	$0.769	$0.698	$0.583	$0.936
Number of Units Outstanding	20	28	30	51	31	43	32	14	31	25
Domestic Equity Division
Accumulation Unit Value	$2.349	$2.058	$2.076	$1.836	$1.380	$1.216	$1.215	$1.068	$0.830	$1.360
Number of Units Outstanding	100	92	128	136	177	263	251	257	300	404
Equity Income Division
Accumulation Unit Value	$2.738	$2.315	$2.501	$2.345	$1.819	$1.563	$1.589	$1.388	$1.123	$1.762
Number of Units Outstanding	97	109	136	178	194	225	162	146	144	208
Mid Cap Growth Stock Division
Accumulation Unit Value	$9.101	$9.094	$9.097	$8.448	$6.780	$6.101	$6.552	$5.330	$4.065	$6.835
Number of Units Outstanding	122	147	149	178	191	203	252	281	321	360
Index 400 Stock Division
Accumulation Unit Value	$4.489	$3.757	$3.877	$3.570	$2.701	$2.313	$2.376	$1.896	$1.394	$2.204
Number of Units Outstanding	84	88	117	167	115	195	230	242	318	405
Mid Cap Value Division
Accumulation Unit Value	$3.533	$2.889	$2.950	$2.547	$1.970	$1.703	$1.726	$1.450	$1.185	$1.839
Number of Units Outstanding	108	55	96	78	93	88	92	95	134	115
Small Cap Growth Stock Division
Accumulation Unit Value	$4.692	$4.211	$4.229	$3.922	$2.851	$2.624	$2.719	$2.177	$1.672	$3.001
Number of Units Outstanding	44	57	165	190	148	171	197	167	146	200
Index 600 Stock Division(b)
Accumulation Unit Value	$2.021	$1.614	$1.665	$1.593	$1.141	$0.993	$0.991	$0.793	$0.638	$0.936
Number of Units Outstanding	40	40	164	217	70	92	68	47	6	4
Small Cap Value Division
Accumulation Unit Value	$3.806	$2.896	$3.086	$3.102	$2.372	$2.055	$2.099	$1.734	$1.363	$1.911
Number of Units Outstanding	140	143	214	220	227	269	271	251	265	317
International Growth Division
Accumulation Unit Value	$1.657	$1.729	$1.772	$1.870	$1.573	$1.343	$1.558	$1.348	$1.103	$2.065
Number of Units Outstanding	88	92	126	147	171	184	238	233	256	393
Research International Core Division(b)
Accumulation Unit Value	$0.929	$0.946	$0.964	$1.041	$0.882	$0.761	$0.857	$0.777	$0.599	$1.050
Number of Units Outstanding	105	123	125	119	86	89	52	68	48	16
International Equity Division
Accumulation Unit Value	$4.174	$4.087	$4.211	$4.652	$3.862	$3.202	$3.588	$3.358	$2.541	$4.555
Number of Units Outstanding	249	299	325	393	444	482	680	851	865	970
Emerging Markets Equity Division(b)
Accumulation Unit Value	$0.900	$0.831	$0.954	$1.026	$1.090	$0.924	$1.144	$0.929	$0.552	$1.241
Number of Units Outstanding	129	139	165	181	168	166	216	112	71	102
Government Money Market Division
Accumulation Unit Value	$3.336	$3.357	$3.382	$3.405	$3.427	$3.448	$3.469	$3.485	$3.484	$3.416
Number of Units Outstanding	178	118	161	235	227	299	211	391	458	313
Short-Term Bond Division(b)
Accumulation Unit Value	$1.161	$1.150	$1.151	$1.155	$1.157	$1.143	$1.145	$1.113	$1.046	$1.026
Number of Units Outstanding	131	113	141	270	67	94	118	68	2	—

(b)	The initial investment was made on April 30, 2007.

52	Account B Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Northwestern Mutual Series Funds, Inc. (continued)

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Select Bond Division
Accumulation Unit Value	$16.601	$16.230	$16.266	$15.524	$15.986	$15.345	$14.427	$13.637	$12.562	$12.257
Number of Units Outstanding	229	251	282	302	351	427	429	450	458	427
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$ 1.777	$ 1.771	$ 1.811	$ 1.475	$ 1.713	$ 1.664	$ 1.300	$ 1.184	$ 1.283	$ 1.070
Number of Units Outstanding	37	40	41	37	96	78	49	32	31	—
Inflation Protection Division(b)
Accumulation Unit Value	$ 1.324	$ 1.274	$ 1.312	$ 1.282	$ 1.409	$ 1.322	$ 1.190	$ 1.136	$ 1.040	$ 1.063
Number of Units Outstanding	134	114	137	131	183	186	64	75	71	22
High Yield Bond Division
Accumulation Unit Value	$ 4.195	$ 3.688	$ 3.767	$ 3.752	$ 3.571	$ 3.159	$ 3.043	$ 2.677	$ 1.855	$ 2.376
Number of Units Outstanding	99	103	110	109	113	140	139	144	147	169
Multi-Sector Bond Division(b)
Accumulation Unit Value	$ 1.612	$ 1.462	$ 1.506	$ 1.470	$ 1.504	$ 1.319	$ 1.266	$ 1.126	$ 0.930	$ 1.006
Number of Units Outstanding	155	132	145	128	129	92	60	16	35	23
Balanced Division
Accumulation Unit Value	$14.745	$13.938	$14.060	$13.419	$12.062	$11.079	$10.932	$9.838	$8.162	$10.642
Number of Units Outstanding	1,005	1,115	1,218	1,287	1,529	1,591	1,850	1,953	2,140	2,352
Asset Allocation Division
Accumulation Unit Value	$ 1.959	$ 1.831	$ 1.853	$ 1.775	$ 1.533	$ 1.391	$ 1.403	$ 1.251	$ 0.992	$ 1.430
Number of Units Outstanding	226	234	342	273	349	355	320	352	440	348
(b) The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VIP Mid Cap Division
Accumulation Unit Value	$ 4.258	$ 3.833	$ 3.925	$ 3.730	$ 2.766	$ 2.432	$ 2.749	$ 2.154	$ 1.553	$ 2.591
Number of Units Outstanding	140	151	221	243	209	223	211	172	174	226
VIP Contrafund® Division(b)
Accumulation Unit Value	$ 1.686	$ 1.577	$ 1.582	$ 1.427	$ 1.098	$ 0.953	$ 0.987	$ 0.851	$ 0.633	$ 1.112
Number of Units Outstanding	133	163	185	175	198	180	192	113	58	93
(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$ 1.655	$ 1.518	$ 1.537	$ 1.402	$ 1.027	$ 0.932	$ 0.969	$ 0.795	$ 0.609	$ 1.014
Number of Units Outstanding	47	43	58	64	40	41	27	28	19	3

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus	53

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Russell Investment Funds

	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Multi-Style Equity Division
Accumulation Unit Value	$1.771	$1.613	$1.607	$1.450	$1.099	$0.957	$0.979	$0.847	$0.650	$1.101
Number of Units Outstanding	32	42	202	238	271	423	482	541	553	542
Aggressive Equity Division
Accumulation Unit Value	$2.619	$2.223	$2.414	$2.394	$1.723	$1.499	$1.576	$1.272	$0.975	$1.721
Number of Units Outstanding	14	19	45	72	190	198	237	216	223	186
Non-U.S. Division
Accumulation Unit Value	$1.575	$1.550	$1.583	$1.669	$1.379	$1.160	$1.341	$1.213	$0.966	$1.690
Number of Units Outstanding	53	52	56	106	187	244	308	266	274	239
Core Bond Division
Accumulation Unit Value	$2.100	$2.052	$2.070	$1.978	$2.022	$1.880	$1.809	$1.657	$1.442	$1.506
Number of Units Outstanding	172	165	192	1,639	177	211	223	233	208	222
Global Real Estate Securities Division
Accumulation Unit Value	$4.041	$3.952	$3.972	$3.487	$3.390	$2.677	$2.902	$2.379	$1.859	$2.958
Number of Units Outstanding	921	926	939	153	1,026	178	185	191	244	293

Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.401	$1.310	$1.343	$1.291	$1.218	$1.105	$1.112	$0.994	$0.818	$1.030
Number of Units Outstanding	51	54	56	59	105	65	—	—	—	—
Balanced Strategy Division(b)
Accumulation Unit Value	$1.374	$1.269	$1.309	$1.261	$1.130	$1.008	$1.040	$0.919	$0.738	$1.022
Number of Units Outstanding	—	—	—	1	1	1	1	300	300	—
Growth Strategy Division(b)
Accumulation Unit Value	$1.289	$1.184	$1.233	$1.198	$1.035	$0.913	$0.966	$0.846	$0.663	$1.016
Number of Units Outstanding	1	1	1	—	—	—	—	—	—	—
Equity Growth Strategy Division(b)
Accumulation Unit Value	$1.204	$1.094	$1.147	$1.117	$0.939	$0.818	$0.879	$0.769	$0.592	$1.007
Number of Units Outstanding	—	—	4	4	4	7	7	7	2	2
(b) The initial investment was made on April 30, 2007.

Credit Suisse Trust
	December 31,
	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Accumulation Unit Value	$4.737	$4.260	$5.725	$6.945
Number of Units Outstanding	13	12	12	11

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

54	Account B Prospectus

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

FLEXIBLE PAYMENT VARIABLE ANNUITY

An individual flexible payment Variable Annuity Contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)	457 Deferred Compensation Plan Annuities
Roth IRAs	Tax Deferred Annuities
Simple IRAs	Non-Transferable Annuities
Simplified Employee Pension Plan IRAs	Non-Tax Qualified Annuities

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account B

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2016	$72,686,315
2015	$82,469,199
2014	$88,029,142

NMIS also provides certain services related to the administration of certain payment plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2, a 5.00% load, and an age adjustment. For currently-issued contracts (“RR series”), the Company may offer higher initial payment rates.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Income Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b)  an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-  1⁄2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$4.90

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$245.00

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	163.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-  1⁄2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as a tax-deferred annuity pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended (the “Code”) cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

EXPERTS

The consolidated financial statements of Northwestern Mutual as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016, and the financial statements of NML Variable Annuity Account B as of December 31, 2016 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2016

NML Variable Annuity Account B

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and

Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Government Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division and Credit Suisse Trust Commodity Return Strategy Division (constituting the NML Variable Annuity Account B) as of December 31, 2016, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying registered investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 27, 2017

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$269,203	$504,320	$185,655	$64,670	$1,325,573
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	4	-	13

Total Assets	269,203	504,320	185,659	64,670	1,325,586

Liabilities:
Due to Northwestern Mutual Life Insurance Company	4	-	-	6	-
Due to Participants	737	186	460	6	2,336

Total Liabilities	741	186	460	12	2,336

Total Net Assets	$268,462	$504,134	$185,199	$64,658	$1,323,250

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$751	$298	$231	$26	$14,979
Annuity Reserves	-	-	33	-	357
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	58,019	33,491	44,079	6,802	292,800
Annuity Reserves	622	182	839	79	4,731
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	24,361	8,782	14,431	1,773	69,347
Annuity Reserves	403	68	477	-	1,231
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	72,359	27,217	51,998	4,649	218,233
Annuity Reserves	254	96	434	11	1,157
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	41,965	217,538	26,380	24,133	309,879
Annuity Reserves	385	1,980	176	316	4,239
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	36,998	54,230	22,765	9,290	156,266
Class B Accumulation Units (8)	30,935	157,570	22,380	17,525	240,441
Annuity Reserves	306	1,143	184	40	2,245
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	1,081	1,501	758	14	7,068
Annuity Reserves	23	38	34	-	277

Total Net Assets	$268,462	$504,134	$185,199	$64,658	$1,323,250

(1) Investments, at cost	$243,031	$526,774	$153,206	$55,955	$964,718
Mutual Fund Shares Held	104,302	242,345	116,398	60,214	317,807
(2) Accumulation Unit Value	$4.995165	$3.610288	$3.587029	$1.395301	$9.433212
Units Outstanding	150	82	64	18	1,588
(3) Accumulation Unit Value	$4.459634	$3.371663	$3.202392	$1.329366	$8.279715
Units Outstanding	13,010	9,933	13,764	5,116	35,364
(4) Accumulation Unit Value	$4.954430	$3.785592	$3.556584	$1.442955	$6.081285
Units Outstanding	4,917	2,320	4,058	1,229	11,403
(5) Accumulation Unit Value	$4.459634	$3.371663	$3.202392	$1.329366	$8.279715
Units Outstanding	16,226	8,072	16,238	3,497	26,358
(6) Accumulation Unit Value	$1.588718	$3.734848	$1.378587	$1.429256	$1.871001
Units Outstanding	26,415	58,246	19,136	16,883	165,622
(7) Accumulation Unit Value	$1.588718	$3.734848	$1.378587	$1.429256	$1.871001
Units Outstanding	23,288	14,520	16,514	6,500	83,520
(8) Accumulation Unit Value	$4.459634	$3.371663	$3.202392	$1.329366	$8.279715
Units Outstanding	6,937	46,733	6,989	13,183	29,040
(9) Accumulation Unit Value	$1.659869	$3.812141	$1.499245	$1.450071	$1.971995
Units Outstanding	651	394	506	10	3,584

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$83,238	$393,194	$536,533	$404,043	$408,825
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	-	6	-

Total Assets	83,239	393,194	536,533	404,049	408,825

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	19	4	-	10
Due to Participants	30	1,836	431	590	621

Total Liabilities	30	1,855	435	590	631

Total Net Assets	$83,209	$391,339	$536,098	$403,459	$408,194

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$29	$234	$267	$1,112	$379
Annuity Reserves	28	-	2	67	171
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	9,862	44,630	40,072	175,812	65,420
Annuity Reserves	341	987	585	2,573	1,048
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	1,485	11,370	9,544	29,270	17,815
Annuity Reserves	15	329	370	335	379
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	5,254	32,381	26,063	105,772	47,180
Annuity Reserves	10	129	180	194	283
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	28,856	143,649	230,285	28,213	112,700
Annuity Reserves	191	4,556	3,964	323	1,963
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	10,746	61,467	56,196	31,669	71,952
Class B Accumulation Units (8)	26,219	86,967	161,983	27,136	84,656
Annuity Reserves	38	603	1,567	168	738
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	135	3,962	4,914	815	3,429
Annuity Reserves	-	75	106	-	81

Total Net Assets	$83,209	$391,339	$536,098	$403,459	$408,194

(1) Investments, at cost	$77,484	$277,983	$440,031	$431,697	$329,871
Mutual Fund Shares Held	81,766	255,819	311,214	140,244	209,118
(2) Accumulation Unit Value	$1.430439	$2.348955	$2.737996	$9.100668	$4.488572
Units Outstanding	20	100	97	122	84
(3) Accumulation Unit Value	$1.362750	$2.174598	$2.557036	$7.987244	$4.108666
Units Outstanding	7,237	20,523	15,671	22,012	15,922
(4) Accumulation Unit Value	$1.479299	$2.478112	$2.870944	$4.524246	$4.772358
Units Outstanding	1,004	4,588	3,324	6,470	3,733
(5) Accumulation Unit Value	$1.362750	$2.174598	$2.557036	$7.987244	$4.108666
Units Outstanding	3,856	14,891	10,193	13,243	11,483
(6) Accumulation Unit Value	$1.465183	$2.440735	$2.832548	$1.426767	$3.703134
Units Outstanding	19,694	58,855	81,300	19,774	30,434
(7) Accumulation Unit Value	$1.465183	$2.440735	$2.832548	$1.426767	$3.703134
Units Outstanding	7,334	25,184	19,839	22,196	19,430
(8) Accumulation Unit Value	$1.362750	$2.174598	$2.557036	$7.987244	$4.108666
Units Outstanding	19,240	39,992	63,348	3,397	20,604
(9) Accumulation Unit Value	$1.486618	$2.497727	$2.891127	$1.488328	$3.904075
Units Outstanding	91	1,586	1,700	548	878

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$291,529	$223,999	$124,282	$376,860	$364,838
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	291,529	223,999	124,282	376,860	364,838

Liabilities:
Due to Northwestern Mutual Life Insurance Company	12	5	14	4	16
Due to Participants	162	173	128	225	203

Total Liabilities	174	178	142	229	219

Total Net Assets	$291,355	$223,821	$124,140	$376,631	$364,619

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$381	$211	$82	$534	$145
Annuity Reserves	4	278	173	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	23,724	33,211	13,852	39,771	21,349
Annuity Reserves	228	811	257	491	171
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	5,668	11,057	3,613	9,171	5,873
Annuity Reserves	142	34	31	99	70
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	15,654	33,177	8,166	28,701	19,109
Annuity Reserves	67	119	66	173	119
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	122,357	57,976	46,231	135,897	160,572
Annuity Reserves	1,645	989	810	1,670	2,551
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	30,316	41,000	14,248	56,901	40,587
Class B Accumulation Units (8)	88,966	44,006	35,277	100,840	111,846
Annuity Reserves	656	255	289	776	609
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	1,487	639	983	1,582	1,573
Annuity Reserves	60	58	62	25	45

Total Net Assets	$291,355	$223,821	$124,140	$376,631	$364,619

(1) Investments, at cost	$243,605	$182,932	$106,759	$290,279	$384,505
Mutual Fund Shares Held	168,807	93,567	91,383	155,663	293,987
(2) Accumulation Unit Value	$3.533320	$4.691888	$2.020540	$3.805812	$1.657346
Units Outstanding	108	44	40	140	88
(3) Accumulation Unit Value	$3.299810	$4.294771	$1.925007	$3.523164	$1.534322
Units Outstanding	7,190	7,733	7,196	11,288	13,914
(4) Accumulation Unit Value	$3.704890	$4.988658	$2.089518	$4.014843	$1.748435
Units Outstanding	1,530	2,217	1,729	2,284	3,359
(5) Accumulation Unit Value	$3.299810	$4.294771	$1.925007	$3.523164	$1.534322
Units Outstanding	4,744	7,725	4,242	8,146	12,455
(6) Accumulation Unit Value	$3.655336	$2.251110	$2.069717	$3.954202	$1.722080
Units Outstanding	33,473	25,754	22,336	34,368	93,243
(7) Accumulation Unit Value	$3.655336	$2.251110	$2.069717	$3.954202	$1.722080
Units Outstanding	8,294	18,213	6,884	14,390	23,568
(8) Accumulation Unit Value	$3.299810	$4.294771	$1.925007	$3.523164	$1.534322
Units Outstanding	26,961	10,247	18,326	28,622	72,896
(9) Accumulation Unit Value	$3.730873	$2.245084	$2.099948	$4.046577	$1.762282
Units Outstanding	398	284	468	391	893

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$327,002	$992,023	$424,328	$295,264	$216,976
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	118

Total Assets	327,002	992,023	424,328	295,264	217,094

Liabilities:
Due to Northwestern Mutual Life Insurance Company	4	18	11	1,386	-
Due to Participants	172	902	262	364	180

Total Liabilities	176	920	273	1,750	180

Total Net Assets	$326,826	$991,103	$424,055	$293,514	$216,914

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$97	$1,039	$116	$600	$153
Annuity Reserves	-	106	-	134	45
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	12,091	154,698	20,541	55,339	19,389
Annuity Reserves	122	2,416	265	1,510	143
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	3,702	33,223	5,792	12,321	4,513
Annuity Reserves	124	564	101	66	34
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	8,957	100,233	14,606	23,863	10,615
Annuity Reserves	29	342	98	49	15
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	166,015	348,756	205,283	69,798	89,824
Annuity Reserves	2,352	4,531	2,603	560	1,255
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	20,218	113,104	31,120	72,308	24,726
Class B Accumulation Units (8)	109,986	224,802	137,256	53,218	58,857
Annuity Reserves	833	1,638	1,212	156	900
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	2,138	5,510	4,922	3,556	6,300
Annuity Reserves	162	141	140	36	145

Total Net Assets	$326,826	$991,103	$424,055	$293,514	$216,914

(1) Investments, at cost	$341,446	$1,106,947	$454,736	$295,264	$216,676
Mutual Fund Shares Held	397,330	618,854	486,615	295,264	210,044
(2) Accumulation Unit Value	$0.928743	$4.174130	$0.899942	$3.336124	$1.160676
Units Outstanding	105	249	129	178	131
(3) Accumulation Unit Value	$0.884785	$3.707976	$0.857413	$2.800194	$1.106066
Units Outstanding	13,665	41,720	23,957	19,762	17,530
(4) Accumulation Unit Value	$0.960432	$3.661248	$0.930718	$1.610550	$1.200529
Units Outstanding	3,854	9,074	6,223	7,650	3,759
(5) Accumulation Unit Value	$0.884785	$3.707976	$0.857413	$2.800194	$1.106066
Units Outstanding	10,124	27,032	17,035	8,522	9,598
(6) Accumulation Unit Value	$0.951324	$1.848705	$0.921861	$1.241859	$1.189194
Units Outstanding	174,511	188,649	222,685	56,205	75,532
(7) Accumulation Unit Value	$0.951324	$1.848705	$0.921861	$1.241859	$1.189194
Units Outstanding	21,253	61,180	33,758	58,226	20,792
(8) Accumulation Unit Value	$0.884785	$3.707976	$0.857413	$2.800194	$1.106066
Units Outstanding	124,308	60,627	160,081	18,181	53,213
(9) Accumulation Unit Value	$0.965259	$1.857558	$0.935322	$1.255717	$1.206680
Units Outstanding	2,215	2,966	5,262	2,832	5,221

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$1,586,296	$88,420	$269,754	$440,554	$583,322
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	125	-	254

Total Assets	1,586,296	88,420	269,879	440,554	583,576

Liabilities:
Due to Northwestern Mutual Life Insurance Company	28	18	-	21	-
Due to Participants	1,753	129	236	517	697

Total Liabilities	1,781	147	236	538	697

Total Net Assets	$1,584,515	$88,273	$269,643	$440,016	$582,879

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$3,809	$66	$177	$416	$250
Annuity Reserves	118	-	-	8	25
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	160,570	8,996	18,409	42,114	36,142
Annuity Reserves	2,885	27	210	888	466
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	41,261	2,296	5,181	15,770	9,806
Annuity Reserves	424	-	59	123	448
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	105,913	7,024	10,215	41,624	24,555
Annuity Reserves	935	7	59	172	116
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	622,986	30,896	118,492	160,501	251,970
Annuity Reserves	15,009	255	3,061	3,030	5,420
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	205,512	12,126	28,269	54,177	63,417
Class B Accumulation Units (8)	394,935	25,766	80,925	114,900	177,668
Annuity Reserves	7,745	108	919	1,419	2,383
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	21,869	706	3,460	4,857	10,092
Annuity Reserves	544	-	207	17	121

Total Net Assets	$1,584,515	$88,273	$269,643	$440,016	$582,879

(1) Investments, at cost	$1,590,299	$92,286	$281,949	$426,654	$595,912
Mutual Fund Shares Held	1,262,975	83,731	248,393	596,957	556,075
(2) Accumulation Unit Value	$16.601498	$1.776932	$1.323503	$4.195237	$1.611659
Units Outstanding	229	37	134	99	155
(3) Accumulation Unit Value	$13.932394	$1.693000	$1.260965	$3.745486	$1.535492
Units Outstanding	11,525	5,314	14,599	11,244	23,537
(4) Accumulation Unit Value	$3.061674	$1.837628	$1.368734	$4.221461	$1.666655
Units Outstanding	13,477	1,249	3,785	3,736	5,883
(5) Accumulation Unit Value	$13.932394	$1.693000	$1.260965	$3.745486	$1.535492
Units Outstanding	7,602	4,149	8,101	11,113	15,992
(6) Accumulation Unit Value	$2.225197	$1.820145	$1.355731	$2.840699	$1.650869
Units Outstanding	279,970	16,974	87,399	56,500	152,624
(7) Accumulation Unit Value	$2.225197	$1.820145	$1.355731	$2.840699	$1.650869
Units Outstanding	92,357	6,662	20,851	19,072	38,414
(8) Accumulation Unit Value	$13.932394	$1.693000	$1.260965	$3.745486	$1.535492
Units Outstanding	28,347	15,219	64,177	30,677	115,707
(9) Accumulation Unit Value	$2.257031	$1.846758	$1.375532	$2.909902	$1.674962
Units Outstanding	9,689	382	2,515	1,669	6,025

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$1,749,300	$200,218	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	436,672	478,736	-
Neuberger Berman Advisers Management Trust	-	-	-	-	257,383
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	242	5	-	-	-

Total Assets	1,749,542	200,223	436,672	478,736	257,383

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	10	64	4
Due to Participants	3,786	324	347	176	109

Total Liabilities	3,786	324	357	240	113

Total Net Assets	$1,745,756	$199,899	$436,315	$478,496	$257,270

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$14,820	$443	$598	$225	$77
Annuity Reserves	744	-	169	3	2
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	843,070	35,645	38,610	27,426	10,335
Annuity Reserves	21,280	1,699	313	211	98
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	58,065	5,961	10,112	6,501	2,943
Annuity Reserves	4,256	310	160	416	30
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	206,474	23,183	29,373	19,349	7,366
Annuity Reserves	3,412	662	390	319	29
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	215,411	43,873	170,781	215,907	124,601
Annuity Reserves	20,837	2,490	1,804	3,463	1,421
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	167,939	43,060	60,973	43,963	16,856
Class B Accumulation Units (8)	177,677	40,162	119,419	155,354	92,415
Annuity Reserves	11,536	1,346	898	1,043	617
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	235	325	2,645	4,247	456
Annuity Reserves	-	740	70	69	24

Total Net Assets	$1,745,756	$199,899	$436,315	$478,496	$257,270

(1) Investments, at cost	$1,762,109	$193,615	$400,622	$400,863	$216,952
Mutual Fund Shares Held	1,250,393	178,447	13,220	14,753	11,404
(2) Accumulation Unit Value	$14.745268	$1.959139	$4.257555	$1.685753	$1.655271
Units Outstanding	1,005	226	140	133	47
(3) Accumulation Unit Value	$12.378100	$1.813730	$3.976053	$1.606056	$1.577073
Units Outstanding	68,110	19,653	9,711	17,077	6,553
(4) Accumulation Unit Value	$4.051433	$2.066809	$4.464258	$1.743267	$1.711893
Units Outstanding	14,332	2,884	2,265	3,729	1,719
(5) Accumulation Unit Value	$12.378100	$1.813730	$3.976053	$1.606056	$1.577073
Units Outstanding	16,681	12,782	7,387	12,047	4,671
(6) Accumulation Unit Value	$1.842907	$2.035656	$4.404497	$1.726777	$1.695540
Units Outstanding	116,851	21,553	38,774	125,035	73,489
(7) Accumulation Unit Value	$1.842907	$2.035656	$4.404497	$1.726777	$1.695540
Units Outstanding	91,127	21,153	13,843	25,460	9,941
(8) Accumulation Unit Value	$12.378100	$1.813730	$3.976053	$1.606056	$1.577073
Units Outstanding	14,354	22,143	30,035	96,730	58,599
(9) Accumulation Unit Value	$1.901714	$2.083222	$4.495510	$1.751990	$1.720338
Units Outstanding	123	156	588	2,423	265

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	156,038	68,106	144,584	582,636	564,882
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	156,038	68,106	144,584	582,636	564,882

Liabilities:
Due to Northwestern Mutual Life Insurance Company	10	6	12	12	20
Due to Participants	276	145	170	655	514

Total Liabilities	286	151	182	667	534

Total Net Assets	$155,752	$67,955	$144,402	$581,969	$564,348

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$57	$37	$84	$362	$3,722
Annuity Reserves	-	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	16,620	10,327	15,836	36,787	47,071
Annuity Reserves	191	69	147	656	727
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	8,286	3,551	6,753	12,892	12,377
Annuity Reserves	65	31	10	147	361
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	19,254	8,885	13,705	27,926	37,239
Annuity Reserves	60	29	74	238	202
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	43,951	17,870	47,133	242,365	223,667
Annuity Reserves	1,169	229	318	3,778	3,083
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	34,651	13,646	27,523	76,033	74,954
Class B Accumulation Units (8)	26,268	12,167	27,508	168,544	154,478
Annuity Reserves	817	386	371	2,366	1,269
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	4,212	728	4,845	9,554	5,075
Annuity Reserves	151	-	95	321	123

Total Net Assets	$155,752	$67,955	$144,402	$581,969	$564,348

(1) Investments, at cost	$140,404	$59,295	$134,459	$607,753	$586,134
Mutual Fund Shares Held	9,136	4,478	12,967	57,573	40,349
(2) Accumulation Unit Value	$1.770927	$2.618677	$1.574881	$2.099998	$4.040811
Units Outstanding	32	14	53	172	921
(3) Accumulation Unit Value	$1.620995	$2.397005	$1.441563	$1.922321	$3.698741
Units Outstanding	10,253	4,308	10,986	19,137	12,726
(4) Accumulation Unit Value	$1.882855	$2.784266	$1.674471	$2.232803	$4.296295
Units Outstanding	4,401	1,275	4,033	5,774	2,881
(5) Accumulation Unit Value	$1.620995	$2.397005	$1.441563	$1.922321	$3.698741
Units Outstanding	11,878	3,707	9,507	14,527	10,068
(6) Accumulation Unit Value	$1.739516	$2.329986	$1.316215	$2.180405	$4.476956
Units Outstanding	25,266	7,670	35,809	111,156	49,960
(7) Accumulation Unit Value	$1.739516	$2.329986	$1.316215	$2.180405	$4.476956
Units Outstanding	19,920	5,857	20,911	34,871	16,742
(8) Accumulation Unit Value	$1.620995	$2.397005	$1.441563	$1.922321	$3.698741
Units Outstanding	16,205	5,076	19,082	87,677	41,765
(9) Accumulation Unit Value	$1.854155	$2.459760	$1.419813	$2.200785	$4.195783
Units Outstanding	2,272	296	3,412	4,341	1,210

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	98,595	258,001	182,708	36,089	-
Credit Suisse Trust	-	-	-	-	262,439
Due from Northwestern Mutual Life Insurance Company	2	-	5	-	9

Total Assets	98,597	258,001	182,713	36,089	262,448

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	9	-	-	-
Due to Participants	189	181	120	-	99

Total Liabilities	189	190	120	-	99

Total Net Assets	$98,408	$257,811	$182,593	$36,089	$262,349

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$71	$-	$1	$-	$60
Annuity Reserves	-	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	14,265	22,250	10,218	1,128	10,178
Annuity Reserves	332	858	5	5	132
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	2,000	6,065	2,085	842	2,878
Annuity Reserves	27	503	-	155	24
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	6,256	15,119	7,676	2,764	7,368
Annuity Reserves	22	48	-	-	33
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	28,661	92,286	73,416	12,381	133,588
Annuity Reserves	1,580	1,301	405	239	1,879
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	15,048	31,127	12,197	3,915	16,298
Class B Accumulation Units (8)	29,295	87,286	75,820	14,660	85,847
Annuity Reserves	633	815	770	-	732
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	218	153	-	-	3,257
Annuity Reserves	-	-	-	-	75

Total Net Assets	$98,408	$257,811	$182,593	$36,089	$262,349

(1) Investments, at cost	$103,217	$257,305	$176,810	$35,129	$323,621
Mutual Fund Shares Held	10,175	26,489	19,172	4,046	59,917
(2) Accumulation Unit Value	$1.401460	$1.374070	$1.289074	$1.204109	$4.736796
Units Outstanding	51	-	1	-	13
(3) Accumulation Unit Value	$1.335201	$1.309079	$1.228131	$1.147180	$4.604145
Units Outstanding	10,684	16,997	8,320	983	2,211
(4) Accumulation Unit Value	$1.449320	$1.420981	$1.333152	$1.245306	$4.831041
Units Outstanding	1,380	4,268	1,564	676	596
(5) Accumulation Unit Value	$1.335201	$1.309079	$1.228131	$1.147180	$4.604145
Units Outstanding	4,685	11,549	6,250	2,409	1,600
(6) Accumulation Unit Value	$1.435524	$1.407520	$1.320435	$1.233460	$4.804054
Units Outstanding	19,965	65,566	55,600	10,039	27,807
(7) Accumulation Unit Value	$1.435524	$1.407520	$1.320435	$1.233460	$4.804054
Units Outstanding	10,482	22,114	9,237	3,174	3,393
(8) Accumulation Unit Value	$1.335201	$1.309079	$1.228131	$1.147180	$4.604145
Units Outstanding	21,940	66,678	61,736	12,779	18,646
(9) Accumulation Unit Value	$1.456484	$1.428058	$1.339752	$1.251467	$4.845070
Units Outstanding	150	107	-	-	672

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For Year Ended December 31, 2016

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$2,377	$1,205	$4,016	$653	$22,704
Expenses:
Mortality and expense risk charges	2,588	4,226	1,819	527	11,404

Net investment income (loss)	(211)	(3,021)	2,197	126	11,300

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7,389	15,073	3,249	3,103	29,271
Realized gain distribution	26,666	142,348	3,361	4,801	25,815

Realized gains (losses)	34,055	157,421	6,610	7,904	55,086

Change in unrealized appreciation/(depreciation) of investments during the period	(29,951)	(129,299)	2,966	(339)	60,768

Net increase (decrease) in net assets resulting from operations	$3,893	$25,101	$11,773	$7,691	$127,154

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$1,341	$6,714	$10,355	$766	$4,231
Expenses:
Mortality and expense risk charges	689	2,887	4,168	4,450	3,104

Net investment income (loss)	652	3,827	6,187	(3,684)	1,127

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,757	4,559	10,511	(11,522)	4,579
Realized gain distribution	7,097	13,900	26,900	33,292	27,534

Realized gains (losses)	9,854	18,459	37,411	21,770	32,113

Change in unrealized appreciation/(depreciation) of investments during the period	173	24,949	42,755	(19,609)	32,378

Net increase (decrease) in net assets resulting from operations	$10,679	$47,235	$86,353	$(1,523)	$65,618

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For Year Ended December 31, 2016

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$4,390	$481	$566	$3,102	$4,112
Expenses:
Mortality and expense risk charges	2,139	1,807	828	2,766	2,882

Net investment income (loss)	2,251	(1,326)	(262)	336	1,230

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,918	3,164	1,318	9,508	(1,421)
Realized gain distribution	19,709	21,455	4,535	41,543	-

Realized gains (losses)	22,627	24,619	5,853	51,051	(1,421)

Change in unrealized appreciation/(depreciation) of investments during the period	27,755	(161)	18,333	41,878	(14,610)

Net increase (decrease) in net assets resulting from operations	$52,633	$23,132	$23,924	$93,265	$(14,801)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$5,484	$20,494	$2,939	$312	$2,441
Expenses:
Mortality and expense risk charges	2,419	8,185	3,173	2,263	1,672

Net investment income (loss)	3,065	12,309	(234)	(1,951)	769

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(162)	3,923	(1,897)	-	(125)
Realized gain distribution	2,715	12,615	-	22	-

Realized gains (losses)	2,553	16,538	(1,897)	22	(125)

Change in unrealized appreciation/(depreciation) of investments during the period	(10,192)	(7,079)	34,830	-	1,017

Net increase (decrease) in net assets resulting from operations	$(4,574)	$21,768	$32,699	$(1,929)	$1,661

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For Year Ended December 31, 2016

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$30,535	$1,805	$3,191	$22,381	$24,485
Expenses:
Mortality and expense risk charges	12,869	853	2,103	3,521	4,360

Net investment income (loss)	17,666	952	1,088	18,860	20,125

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,190	(39)	(25)	274	2,134
Realized gain distribution	8,463	1,660	-	-	-

Realized gains (losses)	13,653	1,621	(25)	274	2,134

Change in unrealized appreciation/(depreciation) of investments during the period	1,681	(3,153)	8,343	34,127	28,101

Net increase (decrease) in net assets resulting from operations	$33,000	$(580)	$9,406	$53,261	$50,360

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$39,523	$4,688	$1,307	$2,872	$1,707
Expenses:
Mortality and expense risk charges	18,229	1,746	3,459	3,659	1,976

Net investment income (loss)	21,294	2,942	(2,152)	(787)	(269)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(31,452)	1,032	(668)	6,603	4,962
Realized gain distribution	49,481	7,287	26,411	34,786	8,764

Realized gains (losses)	18,029	8,319	25,743	41,389	13,726

Change in unrealized appreciation/(depreciation) of investments during the period	53,964	1,792	21,198	(9,426)	7,876

Net increase (decrease) in net assets resulting from operations	$93,287	$13,053	$44,789	$31,176	$21,333

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For Year Ended December 31, 2016

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$1,611	$524	$4,603	$9,249	$25,631
Expenses:
Mortality and expense risk charges	1,222	528	1,130	4,630	4,581

Net investment income (loss)	389	(4)	3,473	4,619	21,050

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,416	2,513	(2,826)	1,373	(874)
Realized gain distribution	9,852	34	-	16,601	17,545

Realized gains (losses)	13,268	2,547	(2,826)	17,974	16,671

Change in unrealized appreciation/(depreciation) of investments during the period	745	8,035	1,646	(10,418)	(25,432)

Net increase (decrease) in net assets resulting from operations	$14,402	$10,578	$2,293	$12,175	$12,289

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$3,727	$8,403	$5,133	$1,076	$-
Expenses:
Mortality and expense risk charges	890	2,230	1,560	313	1,865

Net investment income (loss)	2,837	6,173	3,573	763	(1,865)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	439	3,923	3,967	639	(3,482)
Realized gain distribution	4,419	4,080	10	-	-

Realized gains (losses)	4,858	8,003	3,977	639	(3,482)

Change in unrealized appreciation/(depreciation) of investments during the period	(1,007)	5,785	7,317	2,060	30,484

Net increase (decrease) in net assets resulting from operations	$6,688	$19,961	$14,867	$3,462	$25,137

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$(211)	$(655)	$(3,021)	$(4,300)
Net realized gains (losses)	34,055	31,365	157,421	72,249
Net change in unrealized appreciation/(depreciation)	(29,951)	(16,469)	(129,299)	(7,660)

Net increase (decrease) in net assets resulting from operations	3,893	14,241	25,101	60,289

Contract Transactions:
Contract owners’ net payments	6,679	8,265	22,477	58,000
Annuity payments	(230)	(220)	(280)	(243)
Surrenders and other (net)	(18,943)	(21,247)	(33,680)	(33,552)
Transfers from other divisions or sponsor	162,662	177,110	862,946	902,689
Transfers to other divisions or sponsor	(170,243)	(185,641)	(894,069)	(940,418)

Net increase (decrease) in net assets resulting from contract transactions	(20,075)	(21,733)	(42,606)	(13,524)

Net increase (decrease) in net assets	(16,182)	(7,492)	(17,505)	46,765

Net Assets:
Beginning of period	284,644	292,136	521,639	474,874

End of period	$268,462	$284,644	$504,134	$521,639

Units issued during the period	81,748	88,324	252,900	293,156
Units redeemed during the period	(87,154)	(93,982)	(265,344)	(297,178)

Net units issued (redeemed) during period	(5,406)	(5,658)	(12,444)	(4,022)

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$2,197	$2,254	$126	$(9)
Net realized gains (losses)	6,610	7,111	7,904	7,125
Net change in unrealized appreciation/(depreciation)	2,966	(17,483)	(339)	(9,161)

Net increase (decrease) in net assets resulting from operations	11,773	(8,118)	7,691	(2,045)

Contract Transactions:
Contract owners’ net payments	4,677	6,248	2,235	2,956
Annuity payments	(378)	(317)	(34)	(34)
Surrenders and other (net)	(14,164)	(15,896)	(4,313)	(4,470)
Transfers from other divisions or sponsor	110,420	123,089	92,403	101,520
Transfers to other divisions or sponsor	(116,229)	(129,103)	(95,255)	(102,962)

Net increase (decrease) in net assets resulting from contract transactions	(15,674)	(15,979)	(4,964)	(2,990)

Net increase (decrease) in net assets	(3,901)	(24,097)	2,727	(5,035)

Net Assets:
Beginning of period	189,100	213,197	61,931	66,966

End of period	$185,199	$189,100	$64,658	$61,931

Units issued during the period	65,920	72,319	73,753	82,850
Units redeemed during the period	(71,831)	(77,758)	(77,696)	(85,311)

Net units issued (redeemed) during period	(5,911)	(5,439)	(3,943)	(2,461)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$11,300	$8,276	$652	$534
Net realized gains (losses)	55,086	48,349	9,854	11,166
Net change in unrealized appreciation/(depreciation)	60,768	(53,821)	173	(15,443)

Net increase (decrease) in net assets resulting from operations	127,154	2,804	10,679	(3,743)

Contract Transactions:
Contract owners’ net payments	110,076	76,576	4,121	4,905
Annuity payments	(1,208)	(1,214)	(58)	(47)
Surrenders and other (net)	(94,982)	(84,735)	(6,349)	(5,668)
Transfers from other divisions or sponsor	1,020,594	836,242	116,794	119,681
Transfers to other divisions or sponsor	(998,609)	(814,233)	(118,022)	(122,166)

Net increase (decrease) in net assets resulting from contract transactions	35,871	12,636	(3,514)	(3,295)

Net increase (decrease) in net assets	163,025	15,440	7,165	(7,038)

Net Assets:
Beginning of period	1,160,225	1,144,785	76,044	83,082

End of period	$1,323,250	$1,160,225	$83,209	$76,044

Units issued during the period	450,343	362,515	94,824	97,991
Units redeemed during the period	(418,650)	(341,061)	(97,691)	(100,550)

Net units issued (redeemed) during period	31,693	21,454	(2,867)	(2,559)

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$3,827	$2,984	$6,187	$4,609
Net realized gains (losses)	18,459	4,956	37,411	25,952
Net change in unrealized appreciation/(depreciation)	24,949	(10,287)	42,755	(71,776)

Net increase (decrease) in net assets resulting from operations	47,235	(2,347)	86,353	(41,215)

Contract Transactions:
Contract owners’ net payments	47,767	27,303	19,101	59,516
Annuity payments	(411)	(383)	(477)	(505)
Surrenders and other (net)	(26,921)	(22,833)	(33,700)	(32,779)
Transfers from other divisions or sponsor	512,449	431,125	892,120	949,769
Transfers to other divisions or sponsor	(507,228)	(425,790)	(929,181)	(962,277)

Net increase (decrease) in net assets resulting from contract transactions	25,656	9,422	(52,137)	13,724

Net increase (decrease) in net assets	72,891	7,075	34,216	(27,491)

Net Assets:
Beginning of period	318,448	311,373	501,882	529,373

End of period	$391,339	$318,448	$536,098	$501,882

Units issued during the period	256,787	222,310	373,693	419,339
Units redeemed during the period	(245,377)	(217,922)	(394,928)	(414,249)

Net units issued (redeemed) during period	11,410	4,388	(21,235)	5,090

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$(3,684)	$(4,900)	$1,127	$629
Net realized gains (losses)	21,770	34,413	32,113	26,893
Net change in unrealized appreciation/(depreciation)	(19,609)	(30,110)	32,378	(38,171)

Net increase (decrease) in net assets resulting from operations	(1,523)	(597)	65,618	(10,649)

Contract Transactions:
Contract owners’ net payments	8,541	10,415	33,826	24,083
Annuity payments	(423)	(451)	(385)	(366)
Surrenders and other (net)	(30,494)	(33,511)	(23,927)	(23,353)
Transfers from other divisions or sponsor	129,434	151,337	370,885	314,057
Transfers to other divisions or sponsor	(140,831)	(164,864)	(364,579)	(308,653)

Net increase (decrease) in net assets resulting from contract transactions	(33,773)	(37,074)	15,820	5,768

Net increase (decrease) in net assets	(35,296)	(37,671)	81,438	(4,881)

Net Assets:
Beginning of period	438,755	476,426	326,756	331,637

End of period	$403,459	$438,755	$408,194	$326,756

Units issued during the period	57,784	62,714	116,343	98,635
Units redeemed during the period	(63,596)	(68,492)	(111,566)	(96,545)

Net units issued (redeemed) during period	(5,812)	(5,778)	4,777	2,090

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$2,251	$1,919	$(1,326)	$(1,747)
Net realized gains (losses)	22,627	26,890	24,619	14,959
Net change in unrealized appreciation/(depreciation)	27,755	(33,845)	(161)	(14,193)

Net increase (decrease) in net assets resulting from operations	52,633	(5,036)	23,132	(981)

Contract Transactions:
Contract owners’ net payments	27,959	33,490	12,623	10,730
Annuity payments	(169)	(133)	(241)	(251)
Surrenders and other (net)	(17,864)	(15,814)	(15,147)	(16,640)
Transfers from other divisions or sponsor	454,829	410,534	195,100	199,624
Transfers to other divisions or sponsor	(458,875)	(416,828)	(201,613)	(201,521)

Net increase (decrease) in net assets resulting from contract transactions	5,880	11,249	(9,278)	(8,058)

Net increase (decrease) in net assets	58,513	6,213	13,854	(9,039)

Net Assets:
Beginning of period	232,842	226,629	209,967	219,006

End of period	$291,355	$232,842	$223,821	$209,967

Units issued during the period	154,232	152,104	83,528	78,670
Units redeemed during the period	(152,573)	(148,375)	(85,242)	(80,029)

Net units issued (redeemed) during period	1,659	3,729	(1,714)	(1,359)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$(262)	$(667)	$336	$(549)
Net realized gains (losses)	5,853	1,699	51,051	27,714
Net change in unrealized appreciation/(depreciation)	18,333	(3,705)	41,878	(48,482)

Net increase (decrease) in net assets resulting from operations	23,924	(2,673)	93,265	(21,317)

Contract Transactions:
Contract owners’ net payments	15,554	10,815	11,808	26,746
Annuity payments	(110)	(92)	(223)	(214)
Surrenders and other (net)	(6,526)	(4,491)	(22,578)	(23,766)
Transfers from other divisions or sponsor	152,582	111,261	503,798	526,239
Transfers to other divisions or sponsor	(143,383)	(104,996)	(523,733)	(538,447)

Net increase (decrease) in net assets resulting from contract transactions	18,117	12,497	(30,928)	(9,442)

Net increase (decrease) in net assets	42,041	9,824	62,337	(30,759)

Net Assets:
Beginning of period	82,099	72,275	314,294	345,053

End of period	$124,140	$82,099	$376,631	$314,294

Units issued during the period	96,798	72,368	164,597	183,070
Units redeemed during the period	(86,481)	(64,972)	(174,233)	(186,618)

Net units issued (redeemed) during period	10,317	7,396	(9,636)	(3,548)

	International Growth Division		Research International Core Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$1,230	$2,900	$3,065	$3,595
Net realized gains (losses)	(1,421)	(781)	2,553	6,858
Net change in unrealized appreciation/(depreciation)	(14,610)	(11,171)	(10,192)	(17,623)

Net increase (decrease) in net assets resulting from operations	(14,801)	(9,052)	(4,574)	(7,170)

Contract Transactions:
Contract owners’ net payments	41,052	49,120	45,497	55,853
Annuity payments	(235)	(225)	(205)	(163)
Surrenders and other (net)	(23,286)	(22,000)	(19,690)	(16,071)
Transfers from other divisions or sponsor	686,808	644,368	662,105	605,135
Transfers to other divisions or sponsor	(671,366)	(634,427)	(644,225)	(593,272)

Net increase (decrease) in net assets resulting from contract transactions	32,973	36,836	43,482	51,482

Net increase (decrease) in net assets	18,172	27,784	38,908	44,312

Net Assets:
Beginning of period	346,447	318,663	287,918	243,606

End of period	$364,619	$346,447	$326,826	$287,918

Units issued during the period	432,453	387,600	772,333	665,096
Units redeemed during the period	(413,460)	(366,939)	(726,265)	(613,209)

Net units issued (redeemed) during period	18,993	20,661	46,068	51,887

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$12,309	$20,502	$(234)	$229
Net realized gains (losses)	16,538	51,154	(1,897)	(167)
Net change in unrealized appreciation/(depreciation)	(7,079)	(101,207)	34,830	(49,464)

Net increase (decrease) in net assets resulting from operations	21,768	(29,551)	32,699	(49,402)

Contract Transactions:
Contract owners’ net payments	64,613	79,707	52,879	63,599
Annuity payments	(790)	(863)	(251)	(199)
Surrenders and other (net)	(65,635)	(72,386)	(25,770)	(21,242)
Transfers from other divisions or sponsor	1,428,121	1,439,748	839,773	780,153
Transfers to other divisions or sponsor	(1,408,882)	(1,424,701)	(834,071)	(745,441)

Net increase (decrease) in net assets resulting from contract transactions	17,427	21,505	32,560	76,870

Net increase (decrease) in net assets	39,195	(8,046)	65,259	27,468

Net Assets:
Beginning of period	951,908	959,954	358,796	331,328

End of period	$991,103	$951,908	$424,055	$358,796

Units issued during the period	692,001	629,246	1,037,651	926,835
Units redeemed during the period	(676,922)	(612,336)	(999,856)	(842,203)

Net units issued (redeemed) during period	15,079	16,910	37,795	84,632

	Government Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$(1,951)	$(2,114)	$769	$(196)
Net realized gains (losses)	22	7	(125)	(114)
Net change in unrealized appreciation/(depreciation)	-	-	1,017	83

Net increase (decrease) in net assets resulting from operations	(1,929)	(2,107)	1,661	(227)

Contract Transactions:
Contract owners’ net payments	64,093	71,263	18,714	21,466
Annuity payments	(373)	(152)	(207)	(203)
Surrenders and other (net)	(86,193)	(61,009)	(18,116)	(16,664)
Transfers from other divisions or sponsor	265,203	164,368	377,302	368,823
Transfers to other divisions or sponsor	(190,982)	(171,658)	(362,617)	(365,716)

Net increase (decrease) in net assets resulting from contract transactions	51,748	2,812	15,076	7,706

Net increase (decrease) in net assets	49,819	705	16,737	7,479

Net Assets:
Beginning of period	243,695	242,990	200,177	192,698

End of period	$293,514	$243,695	$216,914	$200,177

Units issued during the period	213,459	138,826	340,425	337,901
Units redeemed during the period	(175,590)	(134,010)	(327,894)	(331,535)

Net units issued (redeemed) during period	37,869	4,816	12,531	6,366

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$17,666	$10,345	$952	$1,033
Net realized gains (losses)	13,653	11,410	1,621	804
Net change in unrealized appreciation/(depreciation)	1,681	(26,577)	(3,153)	(4,082)

Net increase (decrease) in net assets resulting from operations	33,000	(4,822)	(580)	(2,245)

Contract Transactions:
Contract owners’ net payments	128,225	148,151	5,738	6,301
Annuity payments	(2,322)	(2,271)	(50)	(75)
Surrenders and other (net)	(123,291)	(115,267)	(7,435)	(6,001)
Transfers from other divisions or sponsor	2,693,088	2,648,315	176,146	157,876
Transfers to other divisions or sponsor	(2,675,510)	(2,648,843)	(171,433)	(161,948)

Net increase (decrease) in net assets resulting from contract transactions	20,190	30,085	2,966	(3,847)

Net increase (decrease) in net assets	53,190	25,263	2,386	(6,092)

Net Assets:
Beginning of period	1,531,325	1,506,062	85,887	91,979

End of period	$1,584,515	$1,531,325	$88,273	$85,887

Units issued during the period	862,835	862,400	97,006	91,894
Units redeemed during the period	(849,297)	(841,410)	(95,857)	(94,189)

Net units issued (redeemed) during period	13,538	20,990	1,149	(2,295)

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$1,088	$4,014	$18,860	$15,406
Net realized gains (losses)	(25)	170	274	951
Net change in unrealized appreciation/(depreciation)	8,343	(12,006)	34,127	(25,412)

Net increase (decrease) in net assets resulting from operations	9,406	(7,822)	53,261	(9,055)

Contract Transactions:
Contract owners’ net payments	26,741	31,960	30,086	39,946
Annuity payments	(319)	(335)	(467)	(495)
Surrenders and other (net)	(20,327)	(19,565)	(32,212)	(32,297)
Transfers from other divisions or sponsor	501,576	486,802	678,024	683,238
Transfers to other divisions or sponsor	(497,958)	(487,865)	(688,810)	(688,763)

Net increase (decrease) in net assets resulting from contract transactions	9,713	10,997	(13,379)	1,629

Net increase (decrease) in net assets	19,119	3,175	39,882	(7,426)

Net Assets:
Beginning of period	250,524	247,349	400,134	407,560

End of period	$269,643	$250,524	$440,016	$400,134

Units issued during the period	399,029	398,525	237,117	249,322
Units redeemed during the period	(392,533)	(390,245)	(241,324)	(247,595)

Net units issued (redeemed) during period	6,496	8,280	(4,207)	1,727

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$20,125	$22,862	$21,294	$16,802
Net realized gains (losses)	2,134	8,265	18,029	60,225
Net change in unrealized appreciation/(depreciation)	28,101	(46,574)	53,964	(97,198)

Net increase (decrease) in net assets resulting from operations	50,360	(15,447)	93,287	(20,171)

Contract Transactions:
Contract owners’ net payments	66,429	66,099	69,565	71,210
Annuity payments	(550)	(505)	(6,447)	(6,292)
Surrenders and other (net)	(40,042)	(36,433)	(150,450)	(153,150)
Transfers from other divisions or sponsor	1,048,594	944,518	347,162	359,843
Transfers to other divisions or sponsor	(1,032,567)	(928,294)	(360,191)	(371,858)

Net increase (decrease) in net assets resulting from contract transactions	41,864	45,385	(100,361)	(100,247)

Net increase (decrease) in net assets	92,224	29,938	(7,074)	(120,418)

Net Assets:
Beginning of period	490,655	460,717	1,752,830	1,873,248

End of period	$582,879	$490,655	$1,745,756	$1,752,830

Units issued during the period	709,389	670,246	134,014	137,485
Units redeemed during the period	(685,144)	(640,498)	(143,152)	(143,296)

Net units issued (redeemed) during period	24,245	29,748	(9,138)	(5,811)

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$2,942	$2,155	$(2,152)	$(2,661)
Net realized gains (losses)	8,319	10,684	25,743	55,862
Net change in unrealized appreciation/(depreciation)	1,792	(15,386)	21,198	(63,558)

Net increase (decrease) in net assets resulting from operations	13,053	(2,547)	44,789	(10,357)

Contract Transactions:
Contract owners’ net payments	6,676	7,474	15,614	35,693
Annuity payments	(426)	(1,122)	(326)	(365)
Surrenders and other (net)	(13,500)	(15,273)	(28,943)	(32,151)
Transfers from other divisions or sponsor	98,349	111,517	642,367	687,271
Transfers to other divisions or sponsor	(102,339)	(112,738)	(661,034)	(704,800)

Net increase (decrease) in net assets resulting from contract transactions	(11,240)	(10,142)	(32,322)	(14,352)

Net increase (decrease) in net assets	1,813	(12,689)	12,467	(24,709)

Net Assets:
Beginning of period	198,086	210,775	423,848	448,557

End of period	$199,899	$198,086	$436,315	$423,848

Units issued during the period	53,479	60,498	168,898	180,191
Units redeemed during the period	(59,518)	(66,788)	(177,123)	(184,061)

Net units issued (redeemed) during period	(6,039)	(6,290)	(8,225)	(3,870)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$(787)	$(1)	$(269)	$(562)
Net realized gains (losses)	41,389	43,471	13,726	25,110
Net change in unrealized appreciation/(depreciation)	(9,426)	(45,385)	7,876	(27,763)

Net increase (decrease) in net assets resulting from operations	31,176	(1,915)	21,333	(3,215)

Contract Transactions:
Contract ow ners’ net payments	48,464	57,295	26,147	40,586
Annuity payments	(359)	(331)	(129)	(101)
Surrenders and other (net)	(29,983)	(26,568)	(15,462)	(13,212)
Transfers from other divisions or sponsor	827,204	786,287	497,939	477,661
Transfers to other divisions or sponsor	(833,115)	(791,739)	(505,376)	(484,592)

Net increase (decrease) in net assets resulting from contract transactions	12,211	24,944	3,119	20,342

Net increase (decrease) in net assets	43,387	23,029	24,452	17,127

Net Assets:
Beginning of period	435,109	412,080	232,818	215,691

End of period	$478,496	$435,109	$257,270	$232,818

Units issued during the period	553,739	529,067	339,097	338,403
Units redeemed during the period	(546,561)	(513,605)	(337,459)	(325,254)

Net units issued (redeemed) during period	7,178	15,462	1,638	13,149

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$389	$32	$(4)	$(140)
Net realized gains (losses)	13,268	18,550	2,547	8,648
Net change in unrealized appreciation/(depreciation)	745	(17,884)	8,035	(14,142)

Net increase (decrease) in net assets resulting from operations	14,402	698	10,578	(5,634)

Contract Transactions:
Contract ow ners’ net payments	3,499	4,143	1,612	2,037
Annuity payments	(247)	(280)	(85)	(94)
Surrenders and other (net)	(10,321)	(14,364)	(4,613)	(6,385)
Transfers from other divisions or sponsor	200,562	230,449	72,683	83,753
Transfers to other divisions or sponsor	(211,330)	(237,890)	(76,775)	(86,575)

Net increase (decrease) in net assets resulting from contract transactions	(17,837)	(17,942)	(7,178)	(7,264)

Net increase (decrease) in net assets	(3,435)	(17,244)	3,400	(12,898)

Net Assets:
Beginning of period	159,187	176,431	64,555	77,453

End of period	$155,752	$159,187	$67,955	$64,555

Units issued during the period	129,363	150,256	36,264	39,668
Units redeemed during the period	(140,425)	(161,685)	(39,560)	(42,878)

Net units issued (redeemed) during period	(11,062)	(11,429)	(3,296)	(3,210)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$3,473	$532	$4,619	$8,810
Net realized gains (losses)	(2,826)	(2,632)	17,974	7,727
Net change in unrealized appreciation/(depreciation)	1,646	(778)	(10,418)	(22,053)

Net increase (decrease) in net assets resulting from operations	2,293	(2,878)	12,175	(5,516)

Contract Transactions:
Contract owners’ net payments	4,957	5,653	45,734	65,002
Annuity payments	(116)	(131)	(609)	(596)
Surrenders and other (net)	(10,942)	(12,083)	(42,598)	(41,514)
Transfers from other divisions or sponsor	251,767	275,060	1,154,758	1,147,678
Transfers to other divisions or sponsor	(249,881)	(273,654)	(1,145,103)	(1,140,930)

Net increase (decrease) in net assets resulting from contract transactions	(4,215)	(5,155)	12,182	29,640

Net increase (decrease) in net assets	(1,922)	(8,033)	24,357	24,124

Net Assets:
Beginning of period	146,324	154,357	557,612	533,488

End of period	$144,402	$146,324	$581,969	$557,612

Units issued during the period	194,956	197,959	566,471	589,522
Units redeemed during the period	(197,806)	(201,084)	(561,686)	(575,491)

Net units issued (redeemed) during period	(2,850)	(3,125)	4,785	14,031

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$21,050	$4,353	$2,837	$1,661
Net realized gains (losses)	16,671	22,954	4,858	3,408
Net change in unrealized appreciation/(depreciation)	(25,432)	(30,405)	(1,007)	(7,670)

Net increase (decrease) in net assets resulting from operations	12,289	(3,098)	6,688	(2,601)

Contract Transactions:
Contract owners’ net payments	45,952	55,758	5,488	5,811
Annuity payments	(467)	(447)	(76)	(301)
Surrenders and other (net)	(38,134)	(38,067)	(8,173)	(10,382)
Transfers from other divisions or sponsor	927,040	912,560	43,705	51,428
Transfers to other divisions or sponsor	(926,421)	(922,659)	(49,300)	(50,553)

Net increase (decrease) in net assets resulting from contract transactions	7,970	7,145	(8,356)	(3,997)

Net increase (decrease) in net assets	20,259	4,047	(1,668)	(6,598)

Net Assets:
Beginning of period	544,089	540,042	100,076	106,674

End of period	$564,348	$544,089	$98,408	$100,076

Units issued during the period	232,645	235,262	35,898	42,580
Units redeemed during the period	(231,209)	(233,960)	(42,199)	(46,062)

Net units issued (redeemed) during period	1,436	1,302	(6,301)	(3,482)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$6,173	$3,524	$3,573	$1,754
Net realized gains (losses)	8,003	24,308	3,977	17,483
Net change in unrealized appreciation/(depreciation)	5,785	(36,510)	7,317	(26,871)

Net increase (decrease) in net assets resulting from operations	19,961	(8,678)	14,867	(7,634)

Contract Transactions:
Contract owners’ net payments	13,669	18,022	11,870	16,471
Annuity payments	(406)	(506)	(128)	(118)
Surrenders and other (net)	(21,516)	(22,525)	(12,394)	(11,977)
Transfers from other divisions or sponsor	142,072	157,831	95,924	100,390
Transfers to other divisions or sponsor	(160,264)	(169,728)	(104,610)	(104,320)

Net increase (decrease) in net assets resulting from contract transactions	(26,445)	(16,906)	(9,338)	446

Net increase (decrease) in net assets	(6,484)	(25,584)	5,529	(7,188)

Net Assets:
Beginning of period	264,295	289,879	177,064	184,252

End of period	$257,811	$264,295	$182,593	$177,064

Units issued during the period	119,042	133,416	88,915	95,159
Units redeemed during the period	(137,508)	(146,203)	(95,852)	(94,990)

Net units issued (redeemed) during period	(18,466)	(12,787)	(6,937)	169

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$763	$254	$(1,865)	$(1,452)
Net realized gains (losses)	639	4,646	(3,482)	(932)
Net change in unrealized appreciation/(depreciation)	2,060	(6,724)	30,484	(57,702)

Net increase (decrease) in net assets resulting from operations	3,462	(1,824)	25,137	(60,086)

Contract Transactions:
Contract owners’ net payments	2,096	2,682	36,954	44,689
Annuity payments	(29)	(43)	(146)	(110)
Surrenders and other (net)	(1,799)	(3,547)	(15,109)	(12,028)
Transfers from other divisions or sponsor	24,727	23,867	546,728	504,098
Transfers to other divisions or sponsor	(30,175)	(25,811)	(533,992)	(455,756)

Net increase (decrease) in net assets resulting from contract transactions	(5,180)	(2,852)	34,435	80,893

Net increase (decrease) in net assets	(1,718)	(4,676)	59,572	20,807

Net Assets:
Beginning of period	37,807	42,483	202,777	181,970

End of period	$36,089	$37,807	$262,349	$202,777

Units issued during the period	24,260	23,005	129,470	107,714
Units redeemed during the period	(28,467)	(25,488)	(121,944)	(91,927)

Net units issued (redeemed) during period	(4,207)	(2,483)	7,526	15,787

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2016

1.	Organization

NML Variable Annuity Account B (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund individual flexible payment variable annuity contracts (“contracts”) for tax-deferred annuities, individual retirement annuities and non-tax qualified plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Back Load contracts with a withdrawal charge up to 6.00%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

On May 1, 2016, the Money Market Division was renamed the Government Money Market Division.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2016, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. All dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.	Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account and to the General Account and all related payouts are funded by Northwestern Mutual.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2016

2.	Significant Accounting Policies (continued)

F.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2016 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$45,148	$38,576
Focused Appreciation	187,269	90,937
Large Cap Core Stock	16,786	26,743
Large Cap Blend	11,856	11,920
Index 500 Stock	234,089	161,331
Large Company Value	20,273	16,124
Domestic Equity	96,830	52,328
Equity Income	73,734	92,770
Mid Cap Growth Stock	49,426	53,932
Index 400 Stock	92,645	47,876
Mid Cap Value	70,101	42,384
Small Cap Growth Stock	44,680	33,943
Index 600 Stock	38,559	16,138
Small Cap Value	72,506	61,603
International Growth	71,302	37,203
Research International Core	81,369	32,181
International Equity	152,324	110,412
Emerging Markets Equity	84,873	52,653
Government Money Market	230,439	179,301
Short-Term Bond	50,979	35,650
Select Bond	261,443	215,777
Long-Term U.S. Government Bond	35,985	30,504
Inflation Protection	50,315	39,741
High Yield Bond	71,151	65,972
Multi-Sector Bond	150,556	89,042
Balanced	211,484	242,618
Asset Allocation	27,682	29,262
Fidelity VIP Mid Cap	59,227	67,476
Fidelity VIP Contrafund	111,046	65,009
Neuberger Berman AMT Socially Responsive	47,285	35,683
Russell Multi-Style Equity	19,605	26,951
Russell Aggressive Equity	5,637	12,697
Russell Non-U.S.	20,018	20,762
Russell Core Bond	113,827	80,621
Russell Global Real Estate Securities	118,776	72,248
Russell LifePoints Moderate Strategy	21,360	22,507

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2016

3.	Purchases and Sales of Investments (continued)

Division	Purchases	Sales
Russell LifePoints Balanced Strategy	$43,398	$60,535
Russell LifePoints Growth Strategy	29,142	35,249
Russell LifePoints Equity Growth Strategy	6,953	11,634
Credit Suisse Trust Commodity Return Strategy	62,163	29,672

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.00% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 1.50%.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the Back Load version of the contract, the net assets may be subject to the deduction for the Front Load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern

Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front Load version and the Back Load version, respectively.

For Fee Based contracts issued on or after June 30, 2000, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2016

5.	Subsequent Events

Effective May 1, 2017, the following Divisions will be renamed.

Current Name	New Name
Russell Multi-Style Equity Division	U.S. Strategic Equity Division
Russell Aggressive Equity Division	U.S. Small Cap Equity Division
Russell Non-U.S. Division	International Developed Markets Division
Russell Core Bond Division	Strategic Bond Division
Russell Global Real Estate Securities Division	Global Real Estate Securities Division
Russell LifePoints Moderate Strategy Division	LifePoints Moderate Strategy Division
Russell LifePoints Balanced Strategy Division	LifePoints Balanced Strategy Division
Russell LifePoints Growth Strategy Division	LifePoints Growth Strategy Division
Russell LifePoints Equity Growth Strategy Division	LifePoints Equity Growth Strategy Division

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2016

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Growth Stock
Year Ended 12/31/16	91,594	$1.588718	to	$4.995165	$268,462	0.87%	0.35%	to	1.25%	1.20%	to	2.11%
Year Ended 12/31/15	97,000	1.558224	to	4.911462	284,644	0.74	0.35	to	1.25	4.70	to	5.64
Year Ended 12/31/14	102,658	1.477220	to	4.667715	292,136	0.59	0.35	to	1.25	7.67	to	8.64
Year Ended 12/31/13	107,863	1.361729	to	4.313512	289,680	0.68	0.35	to	1.25	34.18	to	35.39
Year Ended 12/31/12	113,750	1.007281	to	3.198682	231,974	0.57	0.35	to	1.25	11.53	to	12.55
Focused Appreciation
Year Ended 12/31/16	140,300	$3.371663	to	$3.812141	$504,134	0.24%	0.35%	to	1.25%	4.56%	to	5.50%
Year Ended 12/31/15	152,744	3.224559	to	3.613247	521,639	0.00	0.35	to	1.25	12.23	to	13.25
Year Ended 12/31/14	156,766	2.873055	to	3.190605	474,874	0.02	0.35	to	1.25	8.08	to	9.05
Year Ended 12/31/13	142,827	2.658335	to	2.925762	397,811	0.49	0.35	to	1.25	27.41	to	28.55
Year Ended 12/31/12	125,510	2.086517	to	2.275895	272,921	0.28	0.35	to	1.25	18.64	to	19.72
Large Cap Core Stock
Year Ended 12/31/16	77,269	$1.378587	to	$3.587029	$185,199	2.16%	0.35%	to	1.25%	6.24%	to	7.19%
Year Ended 12/31/15	83,180	1.287981	to	3.359608	189,100	2.13	0.35	to	1.25	-4.26	to	-3.40
Year Ended 12/31/14	88,619	1.335309	to	3.491694	213,197	1.49	0.35	to	1.25	7.22	to	8.19
Year Ended 12/31/13	93,033	1.236136	to	3.240388	213,173	1.15	0.35	to	1.25	26.99	to	28.13
Year Ended 12/31/12	99,632	0.966177	to	2.538996	181,700	1.20	0.35	to	1.25	10.24	to	11.24
Large Cap Blend
Year Ended 12/31/16	46,436	$1.329366	to	$1.450071	$64,658	1.04%	0.35%	to	1.25%	12.57%	to	13.59%
Year Ended 12/31/15	50,379	1.180907	to	1.276624	61,931	0.87	0.35	to	1.25	-3.63	to	-2.76
Year Ended 12/31/14	52,840	1.225351	to	1.312832	66,966	0.04	0.35	to	1.25	11.18	to	12.18
Year Ended 12/31/13	55,840	1.102119	to	1.170256	63,399	0.89	0.35	to	1.25	29.24	to	30.40
Year Ended 12/31/12	57,792	0.852786	to	0.897418	50,551	0.97	0.35	to	1.25	13.76	to	14.79
Index 500 Stock
Year Ended 12/31/16	356,479	$1.871001	to	$9.433212	$1,323,250	1.86%	0.35%	to	1.25%	10.35%	to	11.34%
Year Ended 12/31/15	324,786	1.682892	to	8.505874	1,160,225	1.69	0.35	to	1.25	-0.09	to	0.82
Year Ended 12/31/14	303,332	1.671768	to	8.470669	1,144,785	1.60	0.35	to	1.25	12.05	to	13.06
Year Ended 12/31/13	304,635	1.480870	to	7.522036	1,067,160	1.82	0.35	to	1.25	30.42	to	31.59
Year Ended 12/31/12	304,639	1.127022	to	5.738910	854,393	1.76	0.35	to	1.25	14.31	to	15.35
Large Company Value
Year Ended 12/31/16	58,476	$1.362750	to	$1.486618	$83,209	1.72%	0.35%	to	1.25%	13.93%	to	14.96%
Year Ended 12/31/15	61,343	1.196136	to	1.293194	76,044	1.59	0.35	to	1.25	-5.04	to	-4.18
Year Ended 12/31/14	63,902	1.259638	to	1.349669	83,082	0.00	0.35	to	1.25	11.63	to	12.63
Year Ended 12/31/13	66,695	1.128421	to	1.198270	77,367	1.57	0.35	to	1.25	29.66	to	30.83
Year Ended 12/31/12	62,842	0.870270	to	0.915883	55,876	1.98	0.35	to	1.25	15.02	to	16.06
Domestic Equity
Year Ended 12/31/16	165,719	$2.174598	to	$2.497727	$391,339	1.88%	0.35%	to	1.25%	13.55%	to	14.58%
Year Ended 12/31/15	154,309	1.915024	to	2.179944	318,448	1.80	0.35	to	1.25	-1.33	to	-0.44
Year Ended 12/31/14	149,921	1.940876	to	2.189636	311,373	1.67	0.35	to	1.25	32.37	to	33.56
Year Ended 12/31/13	160,824	1.725835	to	1.929634	295,121	1.67	0.35	to	1.25	32.37	to	33.56
Year Ended 12/31/12	178,847	1.303845	to	1.444779	246,477	2.18	0.35	to	1.25	12.92	to	13.94
Equity Income
Year Ended 12/31/16	195,472	$2.557036	to	$2.891127	$536,098	2.03%	0.35%	to	1.25%	17.69%	to	18.75%
Year Ended 12/31/15	216,707	2.172680	to	2.434611	501,882	1.72	0.35	to	1.25	-7.90	to	-7.07
Year Ended 12/31/14	211,617	2.359021	to	2.619776	529,373	1.25	0.35	to	1.25	6.10	to	7.06
Year Ended 12/31/13	188,104	2.223419	to	2.447110	440,916	1.36	0.35	to	1.25	28.33	to	29.48
Year Ended 12/31/12	159,954	1.732638	to	1.889919	291,226	1.56	0.35	to	1.25	15.77	to	16.82

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Mid Cap Growth Stock
Year Ended 12/31/16	87,762	$1.426767	to	$9.100668	$403,459	0.18%	0.35%	to	1.25%	-0.42%	to	0.48%
Year Ended 12/31/15	93,574	1.422124	to	9.093556	438,755	0.04	0.35	to	1.25	-0.54	to	0.36
Year Ended 12/31/14	99,352	1.419146	to	9.097072	476,426	0.36	0.35	to	1.25	7.15	to	8.11
Year Ended 12/31/13	104,581	1.314616	to	8.447933	481,694	0.12	0.35	to	1.25	10.57	to	11.57
Year Ended 12/31/12	110,819	1.052482	to	6.780188	421,511	0.12	0.35	to	1.25	10.57	to	11.57
Index 400 Stock
Year Ended 12/31/16	102,568	$3.703134	to	$4.772358	$408,194	1.17%	0.35%	to	1.25%	18.89%	to	19.96%
Year Ended 12/31/15	97,791	3.091590	to	3.980311	326,756	1.08	0.35	to	1.25	-3.59	to	-2.72
Year Ended 12/31/14	95,701	3.182879	to	4.093812	331,637	0.98	0.35	to	1.25	8.06	to	9.03
Year Ended 12/31/13	99,685	2.923550	to	3.756556	319,359	1.07	0.35	to	1.25	31.51	to	32.70
Year Ended 12/31/12	101,726	2.206463	to	2.832360	247,883	0.91	0.35	to	1.25	16.18	to	17.23
Mid Cap Value
Year Ended 12/31/16	82,698	$3.299810	to	$3.730873	$291,355	1.68%	0.35%	to	1.25%	21.70%	to	22.80%
Year Ended 12/31/15	81,039	2.711402	to	3.038210	232,842	1.67	0.35	to	1.25	-2.55	to	-1.67
Year Ended 12/31/14	77,310	2.782414	to	3.089907	226,629	0.99	0.35	to	1.25	15.24	to	16.28
Year Ended 12/31/13	68,343	2.414353	to	2.657215	172,757	0.96	0.35	to	1.25	28.63	to	29.79
Year Ended 12/31/12	58,519	1.876997	to	2.047361	114,489	1.39	0.35	to	1.25	15.12	to	16.16
Small Cap Growth Stock
Year Ended 12/31/16	72,217	$2.245084	to	$4.988658	$223,821	0.23%	0.35%	to	1.25%	10.86%	to	11.86%
Year Ended 12/31/15	73,931	2.007098	to	4.462150	209,967	0.11	0.35	to	1.25	-0.93	to	-0.03
Year Ended 12/31/14	75,290	2.007765	to	4.465920	219,006	0.00	0.35	to	1.25	7.31	to	8.28
Year Ended 12/31/13	80,061	1.854311	to	4.126720	219,689	0.49	0.35	to	1.25	36.88	to	38.11
Year Ended 12/31/12	87,708	1.342607	to	2.989457	177,669	0.00	0.35	to	1.25	8.12	to	9.10
Index 600 Stock
Year Ended 12/31/16	61,221	$1.925007	to	$2.099948	$124,140	0.57%	0.35%	to	1.25%	24.56%	to	25.68%
Year Ended 12/31/15	50,904	1.545444	to	1.670823	82,099	0.00	0.35	to	1.25	-3.56	to	-2.69
Year Ended 12/31/14	43,508	1.602493	to	1.717017	72,275	1.48	0.35	to	1.25	4.03	to	4.97
Year Ended 12/31/13	41,921	1.540384	to	1.635708	66,520	3.69	0.35	to	1.25	38.92	to	40.18
Year Ended 12/31/12	35,111	1.108809	to	1.166903	40,012	2.59	0.35	to	1.25	14.35	to	15.39
Small Cap Value
Year Ended 12/31/16	99,629	$3.523164	to	$4.046577	$376,631	0.93%	0.35%	to	1.25%	30.75%	to	31.93%
Year Ended 12/31/15	109,265	2.694556	to	3.067228	314,294	0.69	0.35	to	1.25	-6.62	to	-5.78
Year Ended 12/31/14	112,813	2.885630	to	3.255360	345,053	0.36	0.35	to	1.25	-1.02	to	-0.13
Year Ended 12/31/13	108,229	2.915464	to	3.259605	332,179	1.15	0.35	to	1.25	30.13	to	31.30
Year Ended 12/31/12	106,215	2.240441	to	2.482527	249,268	0.38	0.35	to	1.25	14.88	to	15.92
International Growth
Year Ended 12/31/16	220,416	$1.534322	to	$1.762282	$364,619	1.16%	0.35%	to	1.25%	-4.60%	to	-3.74%
Year Ended 12/31/15	201,423	1.608366	to	1.830814	346,447	1.68	0.35	to	1.25	-2.95	to	-2.07
Year Ended 12/31/14	180,762	1.657184	to	1.869507	318,663	1.30	0.35	to	1.25	-5.71	to	-4.86
Year Ended 12/31/13	160,370	1.757474	to	1.964925	297,800	1.42	0.35	to	1.25	18.32	to	19.39
Year Ended 12/31/12	146,405	1.485329	to	1.645820	228,368	1.37	0.35	to	1.25	16.52	to	17.57
Research International Core
Year Ended 12/31/16	350,035	$0.884785	to	$0.965259	$326,826	1.81%	0.35%	to	1.25%	-2.35%	to	-1.47%
Year Ended 12/31/15	303,967	0.906065	to	0.979635	287,918	2.10	0.35	to	1.25	-2.34	to	-1.46
Year Ended 12/31/14	252,080	0.927768	to	0.994128	243,606	1.46	0.35	to	1.25	-7.87	to	-7.04
Year Ended 12/31/13	184,512	1.007038	to	1.069405	192,348	0.13	0.35	to	1.25	17.45	to	18.50
Year Ended 12/31/12	130,230	0.857448	to	0.902416	115,242	1.66	0.35	to	1.25	15.30	to	16.35

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
International Equity
Year Ended 12/31/16	391,497	$1.848705	to	$4.174130	$991,103	2.17%	0.35%	to	1.25%	1.62%	to	2.53%
Year Ended 12/31/15	376,418	1.805718	to	4.087188	951,908	2.94	0.35	to	1.25	-3.43	to	-2.56
Year Ended 12/31/14	359,508	1.855840	to	4.211116	959,954	1.90	0.35	to	1.25	-9.94	to	-9.12
Year Ended 12/31/13	337,918	2.045236	to	4.652414	1,025,491	2.21	0.35	to	1.25	19.87	to	20.95
Year Ended 12/31/12	336,786	1.691434	to	3.861829	865,106	2.64	0.35	to	1.25	20.00	to	21.09
Emerging Markets Equity
Year Ended 12/31/16	469,130	$0.857413	to	$0.935322	$424,055	0.74%	0.35%	to	1.25%	7.71%	to	8.68%
Year Ended 12/31/15	431,335	0.796019	to	0.860596	358,796	0.88	0.35	to	1.25	-13.33	to	-12.55
Year Ended 12/31/14	346,703	0.918478	to	0.984102	331,328	0.63	0.35	to	1.25	-1.17	to	-0.28
Year Ended 12/31/13	265,749	0.992029	to	1.053409	272,419	0.76	0.35	to	1.25	-6.33	to	-5.48
Year Ended 12/31/12	187,871	1.059049	to	1.114526	204,625	0.15	0.35	to	1.25	17.35	to	18.41
Government Money Market
Year Ended 12/31/16	171,556	$1.241859	to	$3.336124	$293,514	0.12%	0.35%	to	1.25%	-1.11%	to	-0.22%
Year Ended 12/31/15	133,687	1.246483	to	3.356888	243,695	0.01	0.35	to	1.25	-1.23	to	-0.34
Year Ended 12/31/14	128,871	1.252575	to	3.381758	242,990	0.07	0.35	to	1.25	-1.17	to	-0.28
Year Ended 12/31/13	145,431	1.257946	to	3.404719	282,771	0.10	0.35	to	1.25	-1.14	to	-0.25
Year Ended 12/31/12	141,788	1.263026	to	3.426892	283,244	0.15	0.35	to	1.25	-1.10	to	-0.21
Short-Term Bond
Year Ended 12/31/16	185,776	$1.106066	to	$1.206680	$216,914	1.17%	0.35%	to	1.25%	0.41%	to	1.31%
Year Ended 12/31/15	173,245	1.101540	to	1.191018	200,177	0.72	0.35	to	1.25	-0.53	to	0.37
Year Ended 12/31/14	166,879	1.107462	to	1.186641	192,698	0.58	0.35	to	1.25	-0.86	to	0.03
Year Ended 12/31/13	139,494	1.117123	to	1.186243	161,124	0.16	0.35	to	1.25	-0.70	to	1.71
Year Ended 12/31/12	102,131	1.124968	to	1.183872	118,245	1.41	0.35	to	1.25	0.80	to	1.71
Select Bond
Year Ended 12/31/16	443,196	$2.225197	to	$16.601498	$1,584,515	1.94%	0.35%	to	1.25%	1.78%	to	2.70%
Year Ended 12/31/15	429,658	2.170001	to	16.229973	1,531,325	1.50	0.35	to	1.25	-0.72	to	0.18
Year Ended 12/31/14	408,668	2.169376	to	16.265613	1,506,062	2.35	0.35	to	1.25	-3.37	to	-2.50
Year Ended 12/31/13	379,839	2.065352	to	15.524126	1,372,859	2.35	0.35	to	1.25	-3.37	to	-2.50
Year Ended 12/31/12	343,501	2.121473	to	15.985575	1,328,038	2.71	0.35	to	1.25	3.66	to	4.59
Long-Term U.S Government Bond
Year Ended 12/31/16	49,986	$1.693000	to	$1.846758	$88,273	1.83%	0.35%	to	1.25%	-0.17%	to	0.74%
Year Ended 12/31/15	48,837	1.695799	to	1.833278	85,887	2.05	0.35	to	1.25	-2.70	to	-1.82
Year Ended 12/31/14	51,132	1.742779	to	1.867223	91,979	2.12	0.35	to	1.25	22.20	to	23.30
Year Ended 12/31/13	50,749	1.426196	to	1.514382	74,553	0.02	0.35	to	1.25	-14.35	to	-13.58
Year Ended 12/31/12	56,094	1.665149	to	1.752298	95,775	1.95	0.35	to	1.25	2.46	to	3.39
Inflation Protection
Year Ended 12/31/16	201,561	$1.260965	to	$1.375532	$269,643	1.22%	0.35%	to	1.25%	3.39%	to	4.32%
Year Ended 12/31/15	195,065	1.219659	to	1.318578	250,524	2.40	0.35	to	1.25	-3.42	to	-2.55
Year Ended 12/31/14	186,785	1.262831	to	1.353036	247,349	0.55	0.35	to	1.25	1.86	to	2.78
Year Ended 12/31/13	169,670	1.239806	to	1.316482	218,511	1.09	0.35	to	1.25	-9.47	to	-8.65
Year Ended 12/31/12	154,079	1.369504	to	1.441191	217,555	2.52	0.35	to	1.25	6.01	to	6.97
High Yield Bond
Year Ended 12/31/16	134,110	$2.840699	to	$4.221461	$440,016	5.32%	0.35%	to	1.25%	13.17%	to	14.19%
Year Ended 12/31/15	138,317	2.491321	to	3.698616	400,134	4.55	0.35	to	1.25	-2.59	to	-1.71
Year Ended 12/31/14	136,590	2.538399	to	3.767434	407,560	5.06	0.35	to	1.25	-0.08	to	0.82
Year Ended 12/31/13	124,915	2.521493	to	3.751620	374,067	5.65	0.35	to	1.25	4.52	to	5.47
Year Ended 12/31/12	112,950	2.394362	to	3.571349	325,929	6.26	0.35	to	1.25	12.47	to	13.49

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Multi-Sector Bond
Year Ended 12/31/16	358,337	$1.535492	to	$1.674962	$582,879	4.51%	0.35%	to	1.25%	9.71%	to	10.70%
Year Ended 12/31/15	334,092	1.399545	to	1.513022	490,655	5.53	0.35	to	1.25	-3.43	to	-2.56
Year Ended 12/31/14	304,344	1.449313	to	1.552814	460,717	2.66	0.35	to	1.25	1.97	to	2.89
Year Ended 12/31/13	263,552	1.421330	to	1.509225	388,693	3.51	0.35	to	1.25	-2.80	to	-1.93
Year Ended 12/31/12	208,469	1.462316	to	1.538856	314,469	0.43	0.35	to	1.25	13.51	to	14.54
Balanced
Year Ended 12/31/16	322,583	$1.842907	to	$14.745268	$1,745,756	2.26%	0.35%	to	1.25%	5.26%	to	6.21%
Year Ended 12/31/15	331,721	1.737765	to	13.938479	1,752,830	1.98	0.35	to	1.25	-1.36	to	-0.47
Year Ended 12/31/14	337,532	1.748607	to	14.060280	1,873,248	2.32	0.35	to	1.25	4.25	to	5.19
Year Ended 12/31/13	336,789	1.664771	to	13.419413	1,876,300	3.39	0.35	to	1.25	10.69	to	11.69
Year Ended 12/31/12	335,400	1.492725	to	12.062492	1,778,638	1.17	0.35	to	1.25	8.33	to	9.31
Asset Allocation
Year Ended 12/31/16	100,550	$1.813730	to	$2.083222	$199,899	2.37%	0.35%	to	1.25%	6.45%	to	7.41%
Year Ended 12/31/15	106,589	1.703817	to	1.939491	198,086	1.95	0.35	to	1.25	-1.66	to	-0.77
Year Ended 12/31/14	112,879	1.732596	to	1.954610	210,775	2.15	0.35	to	1.25	3.85	to	4.78
Year Ended 12/31/13	115,903	1.668437	to	1.865412	206,997	3.34	0.35	to	1.25	15.22	to	16.26
Year Ended 12/31/12	122,217	1.448020	to	1.604510	188,463	0.23	0.35	to	1.25	9.63	to	10.63
Fidelity VIP Mid Cap
Year Ended 12/31/16	102,743	$3.976053	to	$4.495510	$436,315	0.31%	0.35%	to	1.25%	10.53%	to	11.53%
Year Ended 12/31/15	110,968	3.597108	to	4.030700	423,848	0.25	0.35	to	1.25	-2.85	to	-1.97
Year Ended 12/31/14	114,838	3.702607	to	4.111819	448,557	0.02	0.35	to	1.25	4.72	to	5.66
Year Ended 12/31/13	112,974	3.535842	to	3.891526	418,715	0.28	0.35	to	1.25	34.18	to	35.39
Year Ended 12/31/12	112,259	2.635062	to	2.874224	308,506	0.40	0.35	to	1.25	13.13	to	14.16
Fidelity VIP Contrafund
Year Ended 12/31/16	282,634	$1.606056	to	$1.751990	$478,496	0.64%	0.35%	to	1.25%	6.39%	to	7.35%
Year Ended 12/31/15	275,456	1.509544	to	1.631987	435,109	0.83	0.35	to	1.25	-0.83	to	0.06
Year Ended 12/31/14	259,994	1.522183	to	1.630936	412,080	0.89	0.35	to	1.25	29.33	to	30.49
Year Ended 12/31/13	238,463	1.380421	to	1.465826	340,872	0.89	0.35	to	1.25	29.33	to	30.49
Year Ended 12/31/12	206,920	1.067369	to	1.123286	227,913	1.23	0.35	to	1.25	14.69	to	15.73
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/16	155,284	$1.577073	to	$1.720338	$257,270	0.71%	0.35%	to	1.25%	8.50%	to	9.48%
Year Ended 12/31/15	153,646	1.453533	to	1.571407	232,818	0.59	0.35	to	1.25	-1.70	to	-0.81
Year Ended 12/31/14	140,497	1.478648	to	1.584272	215,691	0.40	0.35	to	1.25	9.01	to	10.00
Year Ended 12/31/13	113,382	1.356400	to	1.440299	158,702	0.74	0.35	to	1.25	35.90	to	37.12
Year Ended 12/31/12	83,704	0.998110	to	1.050381	85,863	0.26	0.35	to	1.25	9.60	to	10.59
Russell Multi-Style Equity
Year Ended 12/31/16	90,227	$1.620995	to	$1.882855	$155,752	1.04%	0.35%	to	1.25%	9.26%	to	10.25%
Year Ended 12/31/15	101,289	1.483571	to	1.708703	159,187	0.83	0.35	to	1.25	-0.15	to	0.75
Year Ended 12/31/14	112,718	1.485791	to	1.696823	176,431	1.18	0.35	to	1.25	10.31	to	11.31
Year Ended 12/31/13	125,150	1.346869	to	1.525219	176,523	1.22	0.35	to	1.25	31.27	to	32.46
Year Ended 12/31/12	136,545	1.026015	to	1.152089	145,718	1.12	0.35	to	1.25	14.25	to	15.28
Russell Aggressive Equity
Year Ended 12/31/16	28,203	$2.329986	to	$2.784266	$67,955	0.83%	0.35%	to	1.25%	17.19%	to	18.24%
Year Ended 12/31/15	31,499	1.973444	to	2.355880	64,555	0.67	0.35	to	1.25	-8.34	to	-7.51
Year Ended 12/31/14	34,709	2.136889	to	2.548477	77,453	0.25	0.35	to	1.25	0.30	to	1.20
Year Ended 12/31/13	38,332	2.114649	to	2.519468	85,147	0.43	0.35	to	1.25	38.27	to	39.51
Year Ended 12/31/12	41,071	1.518007	to	1.806823	65,861	1.07	0.35	to	1.25	14.39	to	15.43

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Russell Non-U.S.
Year Ended 12/31/16	103,793	$1.316215	to	$1.674471	$144,402	3.22%	0.35%	to	1.25%	1.09%	to	2.00%
Year Ended 12/31/15	106,643	1.292302	to	1.642438	146,324	1.15	0.35	to	1.25	-2.54	to	-1.66
Year Ended 12/31/14	109,768	1.316072	to	1.671003	154,357	1.96	0.35	to	1.25	-5.63	to	-4.78
Year Ended 12/31/13	112,804	1.384260	to	1.755832	168,073	2.00	0.35	to	1.25	20.40	to	21.48
Year Ended 12/31/12	121,943	1.141179	to	1.446069	150,569	1.76	0.35	to	1.25	18.32	to	19.39
Russell Core Bond
Year Ended 12/31/16	277,655	$1.922321	to	$2.232803	$581,969	1.60%	0.35%	to	1.25%	1.82%	to	2.74%
Year Ended 12/31/15	272,870	1.887891	to	2.174318	557,612	2.39	0.35	to	1.25	-1.38	to	-0.49
Year Ended 12/31/14	258,839	1.914309	to	2.186141	533,488	1.52	0.35	to	1.25	4.15	to	5.08
Year Ended 12/31/13	229,083	1.838117	to	2.081422	449,860	1.43	0.35	to	1.25	-2.67	to	-1.80
Year Ended 12/31/12	191,034	1.888622	to	2.120573	383,159	2.34	0.35	to	1.25	7.02	to	7.99
Russell Global Real Estate Securities
Year Ended 12/31/16	136,273	$3.698741	to	$4.476956	$564,348	4.57%	0.35%	to	1.25%	1.74%	to	2.66%
Year Ended 12/31/15	134,837	3.635378	to	4.367478	544,089	1.64	0.35	to	1.25	-1.00	to	-0.10
Year Ended 12/31/14	133,535	3.671934	to	4.378494	540,042	3.30	0.35	to	1.25	13.33	to	14.35
Year Ended 12/31/13	126,270	3.240150	to	3.834838	446,707	3.99	0.35	to	1.25	2.36	to	3.29
Year Ended 12/31/12	117,644	3.165381	to	3.718411	403,402	5.09	0.35	to	1.25	25.97	to	27.11
Russell LifePoints Moderate Strategy
Year Ended 12/31/16	69,337	$1.335201	to	$1.456484	$98,408	3.67%	0.35%	to	1.25%	6.41%	to	7.37%
Year Ended 12/31/15	75,638	1.254766	to	1.356504	100,076	2.51	0.35	to	1.25	-2.93	to	-2.05
Year Ended 12/31/14	79,120	1.292586	to	1.384896	106,674	1.70	0.35	to	1.25	5.46	to	6.41
Year Ended 12/31/13	74,852	1.248227	to	1.325425	97,582	1.70	0.35	to	1.25	5.46	to	6.41
Year Ended 12/31/12	72,636	1.183568	to	1.245535	89,430	3.00	0.35	to	1.25	9.68	to	10.68
Russell LifePoints Balanced Strategy
Year Ended 12/31/16	187,279	$1.309079	to	$1.428058	$257,811	3.26%	0.35%	to	1.25%	7.70%	to	8.67%
Year Ended 12/31/15	205,745	1.215472	to	1.314103	264,295	2.13	0.35	to	1.25	-3.52	to	-2.64
Year Ended 12/31/14	218,532	1.259753	to	1.349788	289,879	2.91	0.35	to	1.25	3.31	to	4.24
Year Ended 12/31/13	220,379	1.219361	to	1.294830	282,043	2.14	0.35	to	1.25	11.03	to	12.04
Year Ended 12/31/12	207,549	1.098181	to	1.155731	236,901	2.47	0.35	to	1.25	11.55	to	12.56
Russell LifePoints Growth Strategy
Year Ended 12/31/16	142,708	$1.228131	to	$1.339752	$182,593	2.89%	0.35%	to	1.25%	8.36%	to	9.34%
Year Ended 12/31/15	149,645	1.133339	to	1.225293	177,064	1.84	0.35	to	1.25	-4.51	to	-3.65
Year Ended 12/31/14	149,476	1.186908	to	1.271734	184,252	2.27	0.35	to	1.25	15.11	to	16.15
Year Ended 12/31/13	142,560	1.158315	to	1.229996	169,864	2.27	0.35	to	1.25	15.11	to	16.15
Year Ended 12/31/12	127,105	1.006249	to	1.058967	131,181	2.03	0.35	to	1.25	12.79	to	13.82
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/16	30,060	$1.147180	to	$1.251467	$36,089	2.95%	0.35%	to	1.25%	9.47%	to	10.46%
Year Ended 12/31/15	34,267	1.047904	to	1.132951	37,807	1.50	0.35	to	1.25	-5.06	to	-4.21
Year Ended 12/31/14	36,750	1.103798	to	1.182707	42,483	3.27	0.35	to	1.25	2.20	to	3.12
Year Ended 12/31/13	35,963	1.080041	to	1.146904	40,657	2.52	0.35	to	1.25	18.33	to	19.39
Year Ended 12/31/12	34,660	0.912766	to	0.960618	32,795	1.73	0.35	to	1.25	14.24	to	15.27
Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/16	54,938	$4.604145	to	$4.845070	$262,349	0.00%	0.35%	to	1.25%	10.63%	to	11.63%
Year Ended 12/31/15	47,412	4.161714	to	4.340351	202,777	0.00	0.35	to	1.25	-25.96	to	-25.29
Year Ended 12/31/14	31,625	5.621078	to	5.809833	181,970	0.00	0.35	to	1.25	-17.97	to	-17.23
Period Ended 12/31/13 (2)	21,442	6.852188	to	7.018922	149,340	0.00	0.35	to	1.25	1.63	to	1.75

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on November 15, 2013.

The Northwestern Mutual

Life Insurance Company

Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Report of Independent Auditors

To the Board of Trustees of

  The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statutory financial statements of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, the “Company”), which comprise the consolidated statutory statements of financial position as of December 31, 2016 and 2015, and the related consolidated statutory statements of operations and changes in surplus, and of cash flows for each of the three years ended December 31, 2016.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the consolidated financial statements, the consolidated financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, 833 E. Michigan St., Ste. 1200, Milwaukee, WI 53202

T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

The effects on the consolidated financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the consolidated financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of their operations or their cash flows for each of the three years ended December 31, 2016.

Opinion on Statutory Basis of Accounting

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years ended December 31, 2016, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

February 20, 2017

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Financial Position

(in millions)

	December 31,
	2016	2015

Assets:
Bonds	$139,859	$133,449
Mortgage loans	34,175	32,236
Policy loans	17,150	17,146
Common and preferred stocks	4,173	3,886
Real estate	2,468	1,999
Other investments	13,463	13,292
Cash and short-term investments	2,306	1,460

Total investments	213,594	203,468

Due and accrued investment income	1,883	1,906
Net deferred tax assets	3,191	3,288
Deferred premium and other assets	3,214	3,079
Separate account assets	28,559	26,731

Total assets	$250,441	$238,472

Liabilities and surplus:
Reserves for policy benefits	$186,489	$176,928
Policyowner dividends payable	5,205	5,610
Interest maintenance reserve	793	664
Asset valuation reserve	3,447	3,564
Income taxes payable	154	101
Other liabilities	5,568	5,218
Separate account liabilities	28,559	26,731

Total liabilities	230,215	218,816

Surplus:
Surplus notes	1,750	1,750
Unassigned surplus	18,476	17,906

Total surplus	20,226	19,656

Total liabilities and surplus	$250,441	$238,472

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Operations

(in millions)

	For the years ended
	December 31,
	2016	2015	2014

Revenue:
Premiums	$17,915	$17,788	$17,001
Net investment income	9,607	9,467	9,104
Other income	636	625	602

Total revenue	28,158	27,880	26,707

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	9,799	9,043	8,396
Net additions to policy benefit reserves	9,284	9,352	8,910
Net transfers to (from) separate accounts	(118)	150	501

Total benefits	18,965	18,545	17,807

Commissions and operating expenses	3,136	2,932	2,831

Total benefits and expenses	22,101	21,477	20,638

Gain from operations before dividends and taxes	6,057	6,403	6,069

Policyowner dividends	5,205	5,609	5,511

Gain from operations before taxes	852	794	558
Income tax expense (benefit)	(176)	(53)	22

Net gain from operations	1,028	847	536
Net realized capital gains (losses)	(210)	(32)	143

Net income	$818	$815	$679

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

	For the years ended
	December 31,
	2016	2015	2014

Beginning of year balance	$19,656	$19,054	$17,199

Net income	818	815	679

Change in net unrealized capital gains and losses	(335)	(248)	1,246

Change in net deferred tax assets	6	86	271

Change in nonadmitted assets and other	(36)	(31)	(155)

Change in asset valuation reserve	117	(20)	(186)

Net increase in surplus	570	602	1,855

End of year balance	$20,226	$19,656	$19,054

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows

(in millions)

	For the years ended
	December 31,
	2016	2015	2014

Cash flows from operating activities:
Premiums and other income received	$12,704	$12,658	$12,700
Investment income received	9,121	8,670	9,014
Benefit and dividend payments to policyowners and beneficiaries	(8,784)	(8,164)	(8,742)
Net transfers (to) from separate accounts	121	(152)	(492)
Commissions, expenses and taxes paid	(2,618)	(2,834)	(3,247)

Net cash provided by operating activities	10,544	10,178	9,233

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	45,189	37,276	33,516
Common and preferred stocks	3,548	2,084	2,898
Mortgage loans	3,023	1,924	1,501
Real estate	238	209	76
Other investments	1,574	1,893	1,676

Subtotal proceeds from investments	53,572	43,386	39,667

Cost of investments acquired:
Bonds	(51,048)	(42,801)	(38,857)
Common and preferred stocks	(3,540)	(2,478)	(3,394)
Mortgage loans	(5,040)	(5,031)	(4,008)
Real estate	(592)	(356)	(187)
Other investments	(2,676)	(3,465)	(2,002)

Subtotal cost of investments acquired	(62,896)	(54,131)	(48,448)

Net inflows (outflows) of policy loans	253	3	(450)

Net cash applied to investing activities	(9,071)	(10,742)	(9,231)

Cash flows from financing and miscellaneous sources:
Net inflows (outflows) on deposit-type contracts	(222)	(297)	56
Other cash provided (applied)	(405)	(267)	268

Net cash provided by (applied to) financing and miscellaneous sources	(627)	(564)	324

Net increase (decrease) in cash and short-term investments	846	(1,128)	326
Cash and short-term investments, beginning of year	1,460	2,588	2,262

Cash and short-term investments, end of year	$2,306	$1,460	$2,588

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows (supplemental)

(in millions)

	For the years ended December 31,
	2016	2015	2014
Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the consolidated statements of cash flows:

Operating:[1]
Dividends used to pay premiums and loans	$5,428	$5,305
Capitalized interest and payment in-kind investment income	727	845
Employee benefit and compensation plan expenses	196	154
Other policyowner contract activity	188	167

Investing:
Bond forward commitments	-	6,225	$12,590
Bond refinancings and exchanges	1,985	1,757	1,713
Asset transfers with affiliated entities	935	365	344
Mortgage loan refinancings and transfers	918	914	889
Net policy loan activity [1]	342	355
Net premium loan activity [1]	94	140
Other invested asset exchanges	78	131	37
Common stock exchanges	33	171	61
Real estate asset exchanges	7	-	-

Financing and Miscellaneous:

Deposit-type contract deposits and interest credited [1]	512	389

[1]	Revisions to Statement of Statutory Accounting Principle No. 69, Statement of Cash Flows require additional reporting and disclosure of non-cash activity related to operations effective for the years ended December 31, 2016 and 2015.

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (“NM”) and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (“NLTC” and together “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets throughout the United States of America.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies, and are reported at the unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate based on an election that is made by the policyowner when applying for their policy. If a variable rate is elected, the rate will be reset annually. Some policies with a fixed rate loan provision permit the Company, at its discretion, to set the interest rate below that specified by the policy. Annual interest rates on policy loans ranged from 3.30% to 8.00% for loans outstanding at December 31, 2016. Policy loans have no stated maturity date, with repayment of principal and interest during

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

the insured’s life made at the discretion of the policyowner. If the policyowner does not make loan repayments, the unpaid interest will capitalize and the loan balance will be repaid either 1) from the death benefit; or 2) from the cash value if the policy lapses or is surrendered before the insured’s death.

Policyowner dividends available on the portion of life insurance cash values that serve as collateral for policy loans are generally determined using the “direct recognition method,” whereby dividends on the loaned portion of such policies are calculated with reference to the interest rate charged on the policy loan. The Company considers the unpaid principal balance of policy loans to approximate fair value.

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits, use them to repay policy loans or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay renewal premiums are reported as premiums in the consolidated statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the consolidated statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and are excluded from revenue in the consolidated statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and securities lending and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from benefits in the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

consolidated statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $43 million and $34 million at December 31, 2016 and 2015, respectively, are included in other assets in the consolidated statements of financial position and are net of accumulated depreciation of $326 million and $303 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. These amounts were $209 million and $175 million at December 31, 2016 and 2015, respectively. Depreciation expense for IT equipment and software totaled $91 million, $80 million and $74 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. These amounts were $56 million and $65 million at December 31, 2016 and 2015, respectively. Depreciation expense for furniture, fixtures and equipment totaled $8 million for each of the years ended December 31, 2016, 2015 and 2014.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the consolidated statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses. See Note 3 for more information regarding realized capital gains and losses, including other-than-temporary valuation adjustments.

Unrealized capital gains and losses include changes in the fair value of common and preferred stocks, other equity investments and currency translation adjustments on foreign-denominated bonds and are reported net of any related changes in deferred taxes. Changes in the Company’s equity method share of the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Changes in unrealized capital gains and losses are reported in the consolidated statements of changes in surplus. See Note 3 for more information regarding unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the consolidated statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bond, mortgage loan, equity and other investments that are denominated in a foreign currency. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in market exchange rates are reported as a change in net unrealized capital gains and losses until the related investment security is sold or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2016 through February 20, 2017, the date these consolidated financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2016 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (“SVO”) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Statement value and fair value of bonds at December 31, 2016 and 2015, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2016	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$5,572	$317	$(39)	$5,850
States, territories and possessions	661	116	(7)	770
Special revenue and assessments	34,783	686	(440)	35,029
All foreign governments	935	24	(21)	938
Hybrid securities	342	20	(23)	339
SVO identified funds	17	1	-	18
Industrial and miscellaneous	97,549	3,627	(1,270)	99,906

Total bonds	$139,859	$4,791	$(1,800)	$142,850

December 31, 2015	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,237	$584	$(14)	$4,807
States, territories and possessions	689	108	(2)	795
Special revenue and assessments	30,578	902	(190)	31,290
All foreign governments	586	39	(14)	611
Hybrid securities	403	20	(30)	393
SVO identified funds	-	-	-	-
Industrial and miscellaneous	96,956	3,272	(2,587)	97,641

Total bonds	$133,449	$4,925	$(2,837)	$135,537

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Statement value of bonds by SVO rating category at December 31, 2016 and 2015 was as follows:

December 31, 2016	SVO Rating
	1	2	3	4	5	6	Total
	(in millions)

U.S. Government	$5,572	$-	$-	$-	$-	$-	$5,572

States, territories and possessions	575	86	-	-	-	-	661

Special revenue and assessments	34,695	88	-	-	-	-	34,783

All foreign governments	313	574	42	6	-	-	935

Hybrid securities	116	62	164	-	-	-	342

SVO identified funds	-	-	-	17	-	-	17

Industrial and miscellaneous	43,813	39,717	5,918	5,761	2,092	248	97,549

Total bonds	$85,084	$40,527	$6,124	$5,784	$2,092	$248	$139,859

December 31, 2015	SVO Rating
	1	2	3	4	5	6	Total
	(in millions)

U.S. Government	$4,237	$-	$-	$-	$-	$-	$4,237

States, territories and possessions	602	87	-	-	-	-	689

Special revenue and assessments	30,528	50	-	-	-	-	30,578

All foreign governments	274	299	13	-	-	-	586

Hybrid securities	190	61	152	-	-	-	403

SVO identified funds	-	-	-	-	-	-	-

Industrial and miscellaneous	42,567	40,923	6,281	5,591	1,577	17	96,956

Total bonds	$78,398	$41,420	$6,446	$5,591	$1,577	$17	$133,449

Based on statement value, 90% of the Company’s bond portfolio was rated either 1 or 2 (i.e., rated as investment grade) by the SVO at each of December 31, 2016 and 2015.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The Company’s bond investments include structured securities which include a significant concentration in residential mortgage-backed securities issued by U.S. Government agencies. Statement value and fair value of structured securities at December 31, 2016 and 2015, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2016	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)

Residential mortgage-backed:

U.S. Government agencies	$32,540	$32,485	$-	$-	$32,540	$32,485

Other prime	409	409	3	3	412	412

Other below-prime	173	172	10	12	183	184

Commercial mortgage-backed:

U.S. Government agencies	245	257	-	-	245	257

Conduit	2,101	2,114	29	22	2,130	2,136

Re-REMIC	141	144	2	3	143	147

Other commercial mortgage-backed	36	38	-	-	36	38

Other asset-backed	6,081	6,177	167	165	6,248	6,342

Total structured securities	$41,726	$41,796	$211	$205	$41,937	$42,001

December 31, 2015	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)

Residential mortgage-backed:

U.S. Government agencies	$28,220	$28,580	$-	$-	$28,220	$28,580

Other prime	549	551	1	1	550	552

Other below-prime	73	74	13	15	86	89

Commercial mortgage-backed:

U.S. Government agencies	239	254	-	-	239	254

Conduit	2,026	2,030	15	14	2,041	2,044

Re-REMIC	326	333	2	4	328	337

Other commercial mortgage-backed	49	53	1	1	50	54

Other asset-backed	5,402	5,492	142	142	5,544	5,634

Total structured securities	$36,884	$37,367	$174	$177	$37,058	$37,544

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2016 and 2015.

The Company’s bond portfolio includes securities that are classified as structured notes, as defined by the Purposes and Procedures Manual of the NAIC Investment Analysis Office. At December 31, 2016, the Company’s structured note investments included one treasury inflation protected (“TIP”) security and twenty-six securities with rate provisions that qualify as structured notes. At December 31, 2016, the TIP security had a statement value and fair value of $128 million and

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

$125 million, respectively, while the remaining structured note investments had an aggregate statement value and fair value of $341 million and $332 million, respectively. At December 31, 2015, the Company’s structured note investments included one TIP security and fifteen securities with rate provisions that qualify as structured notes. At December 31, 2015, the TIP security had a statement value and fair value of $89 million and $121 million, respectively, while the remaining structured note investments had an aggregate statement value and fair value of $173 million and $165 million, respectively. None of these securities have provisions linked to real estate prices, indices or asset values.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2016 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement Value	Fair Value
	(in millions)

Due in one year or less	$6,375	$6,430

Due after one year through five years	31,037	32,030

Due after five years through ten years	40,766	41,239

Due after ten years	63,875	65,345

Total	$142,053	$145,044

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $130 million and $126 million at December 31, 2016 and 2015, respectively.

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2016 and 2015 was as follows:

December 31, 2016	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)
Apartment	$3,928	$930	$2,181	$4,902	$-	$11,941
Office	3,874	978	1,704	3,524	-	10,080
Retail	3,042	603	2,264	1,992	-	7,901
Warehouse/Industrial	247	249	644	1,060	198	2,398
Other	350	189	655	661	-	1,855

Total	$11,441	$2,949	$7,448	$12,139	$198	$34,175

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

December 31, 2015	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)
Apartment	$3,175	$598	$2,150	$4,104	$-	$10,027
Office	3,282	1,038	1,815	3,816	-	9,951
Retail	3,246	779	2,177	2,035	-	8,237
Warehouse/Industrial	427	301	570	1,107	204	2,609
Other	389	186	533	304	-	1,412

Total	$10,519	$2,902	$7,245	$11,366	$204	$32,236

The statement value of mortgage loans by contractual maturity at December 31, 2016 is summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to prepay obligations with or without prepayment fees.

Statement Value
(in millions)
Due in one year or less	$1,088
Due after one year through two years	2,391
Due after two years through five years	6,027
Due after five years through eight years	11,111
Due after eight years	13,558

Total	$34,175

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2016 and 2015. The maximum and minimum interest rates for mortgage loans originated during 2016 were 6.00% and 2.48%, respectively, while these rates during 2015 were 6.70% and 2.65%, respectively. The aggregate weighted-average ratio of amounts loaned to the fair value of collateral (“loan-to-value ratio”) for mortgage loans originated or refinanced during 2016 and 2015 was 59% and 60%, respectively, with a maximum of 100% for any single loan during each of 2016 and 2015. Loans with a 100% loan-to-value (“LTV”) ratio at origination are made on a very limited basis and generally represent construction loans on build-to-suit properties. These loans are expected to be refinanced with conventional mortgage loans having a LTV ratio between 50% and 70% upon completion of construction. At each of December 31, 2016 and 2015, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 53%.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2016 and 2015 was as follows:

December 31, 2016	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$3,991	$7,631	$211	$108	$11,941
Office	4,611	4,996	310	163	10,080
Retail	4,117	3,483	301	-	7,901
Warehouse/Industrial	879	1,184	250	85	2,398
Other	389	1,430	15	21	1,855

Total	$13,987	$18,724	$1,087	$377	$34,175

December 31, 2015	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$4,322	$5,499	$205	$1	$10,027
Office	4,143	5,329	304	175	9,951
Retail	4,232	3,767	224	14	8,237
Warehouse/Industrial	938	1,251	312	108	2,609
Other	232	1,003	108	69	1,412

Total	$13,867	$16,849	$1,153	$367	$32,236

The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was $12 million and $60 million at December 31, 2016 and 2015, respectively.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2016, 2015 and 2014,

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

respectively. At December 31, 2016 and 2015, the Company had $26 million and $28 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the consolidated statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at each of December 31, 2016 and 2015.

During 2016, the Company had one foreclosed mortgage loan with a statement value of $76 million that was moved into the real estate portfolio at a statement value of $76 million.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $3,968 million and $3,705 million included in the consolidated statements of financial position at December 31, 2016 and 2015, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated non-insurance subsidiaries. See Note 14 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2016 and 2015, the consolidated statements of financial position included $205 million and $181 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach. See Note 14 for more information regarding the fair value of the Company’s investments in preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2016 and 2015 was as follows:

December 31, 2016	East	Midwest	South	West	Total
	(in millions)
Apartment	$295	$28	$233	$523	$1,079
Office	15	727	218	40	1,000
Warehouse/Industrial	104	30	-	186	320
Other	27	-	13	29	69

Total	$441	$785	$464	$778	$2,468

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

December 31, 2015	East	Midwest	South	West	Total
	(in millions)
Apartment	$313	$26	$235	$319	$893
Office	64	536	153	40	793
Warehouse/Industrial	38	30	-	188	256
Other	27	-	-	30	57

Total	$442	$592	$388	$577	$1,999

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $671 million and $441 million at December 31, 2016 and 2015, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (“JVs”) and limited liability companies (“LLCs”). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was $7.1 billion and $7.5 billion at December 31, 2016 and 2015, respectively. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the consolidated statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2016 and 2015 was as follows:

	December 31,
	2016	2015
	(in millions)
Securities partnerships and LLCs	$4,457	$4,299
Bonds	3,308	3,914
Real estate JVs, partnerships and LLCs	1,489	1,675
Common and preferred stocks	1,008	1,024
Derivative instruments	781	469
Real estate	712	747
Low income housing tax credit properties	534	485
Cash and short-term investments	371	215
Leveraged leases	158	162
Other assets, net	645	302

Total	$13,463	$13,292

For securities partnerships and LLCs, bonds, common and preferred stocks, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

unexpired credits at each of December 31, 2016 and 2015. The required holding period for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2016 and 2015 were $108 million and $111 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits.

See Note 4 for more information regarding the Company’s use of derivatives.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (“SCAs”) are reported in the consolidated statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2016 and 2015, the value of wholly-owned SCA investments were as follows:

	December 31, 2016			December 31, 2015
	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value
	(in millions)			(in millions)
NM Wealth Management Company	$140	$-	$140	$133	$-	$133
NM Capital, Limited	2	2	-	2	2	-
Bradford, Inc.	1	1	-	1	1	-

Total common stock SCAs [1]	143	3	140	136	3	133

NML Securities Holdings, LLC	4,039	-	4,039	4,186	-	4,186
NM Investment Holdings, LLC	1,455	-	1,455	1,643	-	1,643
NML Real Estate Holdings, LLC	1,033	-	1,033	1,113	-	1,113
NM Pebble Valley, LLC	207	-	207	211	-	211
NM Planning, LLC	204	-	204	260	-	260
NM Investment Services, LLC	73	-	73	85	-	85
NM GP Holdings, LLC	58	7	51	48	2	46
NM Investment Management Company, LLC	41	41	-	27	27	-
Mason Street Advisors, LLC	25	25	-	24	24	-
GRO-SUB, LLC	1	1	-	-	-	-

Total other investment SCAs [2]	7,136	74	7,062	7,597	53	7,544

Total investments in SCAs	$7,279	$77	$7,202	$7,733	$56	$7,677

1 Reported in common and preferred stocks in the consolidated statements of financial position.

2 Reported in other investments in the consolidated statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2016. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Net Investment Income

The sources of net investment income for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the years ended December 31,
	2016	2015	2014
	(in millions)

Bonds	$5,699	$5,760	$5,641
Mortgage loans	1,592	1,535	1,471
Policy loans	1,160	1,155	1,121
Common and preferred stocks	138	133	128
Real estate	277	230	196
Other investments	1,273	1,063	847
Amortization of IMR	154	211	275

Gross investment income	10,293	10,087	9,679
Less: investment expenses	686	620	575

Net investment income	$9,607	$9,467	$9,104

Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the consolidated statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the year ended December 31, 2016			For the year ended December 31, 2015			For the year ended December 31, 2014
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
	(in millions)			(in millions)			(in millions)

Bonds	$1,373	$(1,109)	$264	$560	$(870)	$(310)	$735	$(326)	$409

Common and preferred stocks	304	(357)	(53)	229	(273)	(44)	391	(98)	293

Mortgage loans	-	(3)	(3)	-	(2)	(2)	9	(3)	6

Real estate	96	(53)	43	123	(1)	122	23	(1)	22

Other investments	580	(722)	(142)	579	(523)	56	220	(492)	(272)

Subtotal	$2,353	$(2,244)	109	$1,491	$(1,669)	(178)	$1,378	$(920)	458

Less: IMR net gains/(losses) before taxes			436			(258)			192

Less: Capital gains tax (benefit)/expense			(117)			112			123

Net realized capital gains/(losses)			$(210)			$(32)			$143

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $32 billion, $25 billion, and $24 billion for the years ended December 31, 2016, 2015 and 2014, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary valuation adjustment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the years ended December 31,
	2016	2015	2014
Bonds, common and preferred stocks:	(in millions)

Structured securities	$(54)	$-	$(1)
Financial services	(17)	(4)	(4)
Consumer discretionary	(14)	(36)	(51)
Industrials	(9)	(7)	(1)
Energy	(20)	(48)	-
Basic materials	(39)	-	-
Other	-	(1)	(3)

Subtotal	(153)	(96)	(60)
Real estate	(52)	-	-
Other investments:
Real estate JVs	(4)	(12)	(40)
Securities partnerships	(61)	(40)	-
Energy and transportation	(5)	-	-

Subtotal	(70)	(52)	(40)

Total	$(275)	$(148)	$(100)

In addition to the realized capital losses above, $60 million, $16 million and $41 million of other-than-temporary valuation adjustments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2016, 2015 and 2014, respectively. The decline in the Company’s equity in these subsidiaries resulting from these valuation adjustments is reported in changes in net unrealized capital gains and losses in the consolidated statements of changes in surplus.

At December 31, 2016, the Company continued to hold structured securities with aggregate statement values and fair values of $20 million and $30 million, respectively, for which other-than-temporary valuation adjustments had been recognized. Other-than-temporary valuation adjustments on loan-backed and structured securities for the years ended December 31, 2016, 2015 and 2014, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,
	2016	2015	2014
	(in millions)
Intent to sell	$-	$-	$-
Present value of cash flows expected to be collected is less than amortized cost basis	(54)	(1)	(1)

Total	$(54)	$(1)	$(1)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Unrealized Capital Gains and Losses

Changes in net unrealized capital gains and losses for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the years ended December 31,
	2016	2015	2014
	(in millions)
Bonds	$(313)	$(173)	$(194)

Common and preferred stocks	344	(181)	(84)

Mortgage loans	9	(38)	(13)

Other investments	(272)	-	1,507

Subtotal	(232)	(392)	1,216

Change in deferred taxes	(103)	144	30

Change in net unrealized capital gains and losses	$(335)	$(248)	$1,246

Unrealized capital gains and losses include changes in the fair value of common and preferred stocks and other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans. Other changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Unrealized capital gains and losses reported in other investments for the year ended December 31, 2014 included an after tax gain of $1.1 billion from the sale of its investment in Frank Russell Company (“Russell”) as the Company’s common stock investment in Russell was held by a subsidiary at the time of the sale. See Note 11 for more information regarding the sale of Russell. Changes in net unrealized capital gains and losses for the years ended December 31, 2016, 2015 and 2014 included the reversal of previously unrealized capital gains of $(787) million, $(371) million and $(312) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries. The Company’s share of the earnings or losses of these subsidiaries is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$51,965	$50,361	$(1,604)	$6,004	$5,206	$(798)
Common and preferred stocks	667	636	(31)	87	73	(14)

Total	$52,632	$50,997	$(1,635)	$6,091	$5,279	$(812)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	December 31, 2015
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$51,486	$49,279	$(2,207)	$7,946	$7,008	$(938)
Common and preferred stocks	1,309	1,090	(219)	186	145	(41)

Total	$52,795	$50,369	$(2,426)	$8,132	$7,153	$(979)

All of these bonds were current on contractual interest and principal payments at December 31, 2016. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2016 and 2015, unrealized capital losses on structured securities in a loss position for greater than 12 months were $52 million and $127 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months were $440 million and $151 million, respectively.

For securities without a full SVO credit analysis performed, the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2016 and 2015, the statement and fair values of NAIC 5* securities were as follows:

	December 31,
	2016			2015

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value

	(in millions)

Bonds	26	$537	$519	18	$514	$501
Loan-backed and structured securities	4	-	-	3	-	1
Preferred stock	4	55	55	4	31	31

Total	34	$592	$574	25	$545	$533

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

At December 31, 2016 and 2015, the aggregate statement value of general account loaned securities was $930 million and $1,035 million, respectively, while the aggregate fair value of these loaned securities was $921 million and $1,024 million, respectively. All of the securities on loan at December 31, 2016 and 2015 were bonds and were loaned with open terms. There were no securities on loan within the separate accounts at either December 31, 2016 or 2015.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the market value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

collateral received. At December 31, 2016 and 2015, reinvested securities lending collateral held by the Company was $949 million and $1,056 million, respectively, which is reported at amortized cost.

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2016 and 2015 were as follows:

	December 31,
	2016		2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)

30 days or less	$443	$443	$455	$455

31-60 days	101	101	56	56

61-90 days	24	24	42	42

91-120 days	19	19	33	33

121-180 days	144	144	120	120

181-365 days	188	189	93	93

1-2 years	30	30	257	257

Total	$949	$950	$1,056	$1,056

At December 31, 2016, the consolidated statement of financial position included $305 million in bonds and $644 million in cash and short-term investments related to the collateral assets summarized above. At December 31, 2015, the consolidated statement of financial position included $603 million in bonds and $453 million in cash and short-term investments related to these collateral assets.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with securities lending and derivative transactions or cash held by a qualified intermediary (“QI”) to facilitate potential purchases of replacement real estate properties in tax-free exchange transactions.

At December 31, 2016 and 2015, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The statement value of restricted assets at December 31, 2016 and 2015, summarized by type of restriction, was as follows:

	December 31,
	2016	2015
	(in millions)

Securities lending	$930	$1,035

Cash on deposit with QI	-	129

Derivative transactions	101	71

Securities on deposit with states	6	7

Total restricted assets	$1,037	$1,242

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Collateral Assets Received

The statement value and fair values of collateral received at December 31, 2016 and 2015 were as follows:

	December 31,		December 31,
	2016		2015
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)

Security lending collateral	$939	$939	$1,047	$1,047

Derivative collateral	644	644	270	270

Mortgage loan escrow	72	72	97	97

Real estate escrow and security deposits	7	7	8	8

Total collateral assets	$1,662	$1,662	$1,422	$1,422

At December 31, 2016 and 2015, derivative collateral received included $10 million and $11 million, respectively, related to separate accounts and the obligation to return this collateral is reported in separate account liabilities in the consolidated statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the consolidated statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared, or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

In addition to hedging, the Company may use derivatives for the purpose of investment replication. A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (i.e., at amortized cost or fair value).

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The Company may also use derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (i.e., at amortized cost or fair value). The premium received by the Company at the inception of the contract is deferred until the contract matures or is exercised by the counterparty or amortized over the life of the contract if the term of the derivative is greater than one year.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company held $644 million and $270 million of cash collateral under its derivative collateral support arrangements at December 31, 2016 and 2015, respectively, including $10 million and $11 million, respectively, of derivative collateral related to the separate accounts. The collateral held in the general account is reported as cash and short-term investments in the consolidated statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. The collateral asset and related liability for collateral held by the separate accounts is reported in the separate account assets and liabilities, respectively, in the consolidated statements of financial position. The Company also held bond collateral with a fair value of $31 million and $252 million at December 31, 2016 and 2015, respectively. Bonds held as collateral are not reported in the consolidated statements of financial position.

The Company posted $65 million and $41 million of bond collateral under futures agreements at December 31, 2016 and 2015, respectively, including $21 million and $12 million, respectively, of derivative collateral related to the separate accounts. The Company also posted $36 million and $23 million of bond collateral and $1 million and $7 million of cash collateral related to cleared derivative contracts at December 31, 2016 and 2015, respectively. Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the consolidated statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost in the consolidated statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness. For the years ended December 31, 2016, 2015 and 2014, no derivatives ceased to qualify for cash flow hedge accounting.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 18 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to thirty years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the consolidated statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate caps and floors are used to mitigate the asset/liability management risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s insurance and annuity products. Interest rate caps and floors entitle the Company to receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to ten years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (“TBA”) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to repurchase them at a future date. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically London Interbank Offered Rate (“LIBOR”) plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific bond issuers. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Income Generation

Equity options are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. For written call options the Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. For purchased put options the Company pays a cash premium at the inception of the contract and has the right (but not the obligation) to sell the underlying security at a specified price at any time during the term of the contract. Equity options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised, at which time a realized capital gain or loss is recognized. The Company did not have any open equity option contracts as of December 31, 2016 and 2015.

Investment Replications

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investments in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically LIBOR plus or minus a spread, applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The Company did not have any open equity total return contracts during 2016 and 2015.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The effects of the Company’s use of derivative instruments on the consolidated statements of financial position at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$5	$-	$52	$-

Interest rate swaps	77	-	-	2	-

Foreign exchange contracts:

Foreign currency swaps	4,712	639	(5)	524	(51)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	555	11	-	11	-

Interest rate floors	200	18	-	18	-

Interest rate swaps	800	1	(1)	1	(1)

Swaptions	3,240	82	-	82	-

Fixed income futures	994	-	-	-	-

Fixed income forwards	946	6	(1)	6	(1)

Foreign exchange contracts:

Foreign currency forwards	666	19	(6)	19	(6)

Equity contracts:

Equity total return swaps	84	-	(1)	-	(1)

Equity index futures	97	-	-	-	-

Fixed contracts:

Fixed income total return swaps	50	-	-	-	-

Credit contracts:

Purchased credit default swaps	73	-	-	-	-

Income generation:

Equity options	-	-	-	-	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$781	$(14)	$715	$(60)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	December 31, 2015
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$775	$6	$-	$67	$-

Interest rate swaps	77	-	-	5	-

Foreign exchange contracts:

Foreign currency swaps	3,070	360	(1)	377	(3)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	330	7	-	7	-

Interest rate floors	200	17	-	17	-

Interest rate swaps	800	-	(7)	-	(7)

Swaptions	3,146	67	-	67	-

Fixed income futures	1,900	-	-	-	-

Fixed income forwards	129	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	793	10	(7)	10	(7)

Equity contracts:

Equity total return swaps	658	2	(11)	2	(11)

Equity index futures	187	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Credit contracts:

Purchased credit default swaps	103	-	-	-	-

Income generation:

Equity options	-	-	-	-	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$469	$(26)	$552	$(28)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the consolidated statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The effects of the Company’s use of derivative instruments on the consolidated statements of operations and changes in surplus for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the year ended December 31, 2016

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$16

Interest rate swaps	-	-	3

Foreign exchange contracts:

Foreign currency swaps	277	29	50

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	2	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	7	-	(12)

Swaptions	16	(1)	(9)

Fixed income futures	-	(4)	-

Fixed income forwards	5	(5)	-

Foreign exchange contracts:

Foreign currency forwards	10	(7)	-

Equity contracts:

Equity total return swaps	7	(37)	-

Equity index futures	(1)	13	-

Fixed contracts:

Fixed income total return swaps	-	-	2

Credit contracts:

Purchased credit default swaps	-	-	-

Income generation:

Equity options	-	(2)	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$324	$(14)	$49

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	For the year ended December 31, 2015

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$23

Interest rate swaps	-	-	4

Foreign exchange contracts:

Foreign currency swaps	209	2	31

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(1)	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	(2)	(10)	(5)

Swaptions	(9)	-	(9)

Fixed income futures	54	(7)	-

Fixed income forwards	-	2	-

Foreign exchange contracts:

Foreign currency forwards	(66)	126	-

Equity contracts:

Equity total return swaps	(8)	5	-

Equity index futures	2	4	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	1	-	(1)

Income generation:

Equity options	-	(1)	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$181	$121	$42

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	For the year ended December 31, 2014

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$27

Interest rate swaps	-	-	3

Foreign exchange contracts:

Foreign currency swaps	200	(13)	12

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	-

Interest rate floors	10	-	-

Interest rate swaps	(5)	-	(1)

Swaptions	(67)	-	(8)

Fixed income futures	(56)	(220)	-

Fixed income forwards	-	-	-

Foreign exchange contracts:

Foreign currency forwards	90	13	-

Equity contracts:

Equity total return swaps	(2)	(14)	-

Equity index futures	(2)	4	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	(1)

Income generation:

Equity options	-	-	-

Investment replications:

Equity contracts:

Equity total return swaps	1	13	-

Total derivatives	$169	$(217)	$32

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
	(in millions)

Life insurance reserves	$164,505	$156,888
Annuity reserves	8,589	7,604
Deposit funds	3,054	2,764
Disability and long-term care unpaid claims and claim reserves	4,753	4,668
Disability and long-term care active life reserves	5,588	5,004

Total reserves for policy benefits	$186,489	$176,928

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.50% to 5.50%. Other life insurance reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2.00% to 4.50%. As of December 31, 2016, the Company had $1.7 trillion of total life insurance in force, including $15.4 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Annuity Reserves and Deposit Funds

Deferred annuity reserves on policies issued since 1985 are primarily based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) using the Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 6.25%. Other deferred annuity reserves are based on policy value, with additional reserves held to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

reflect guarantees under these contracts. Immediate annuity reserves on policies issued since 1985 are based on the present value of expected benefit payments using either the 1983 Individual Annuity ”a”, Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 7.50%. Changes in future policy benefit reserves on supplementary contracts and immediate annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the consolidated statements of operations.

Deposit funds primarily represent reserves for supplementary annuity contracts without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a payment plan consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a payment plan, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. The total reserve liability for Northwestern Access Fund account balances held by the Company was $403 million and $449 million at December 31, 2016 and 2015, respectively. Accounts were credited with interest at annual rates ranging from 0.06% to 3.50% and 0.01% to 3.50% during 2016 and 2015, respectively.

At December 31, 2016 and 2015, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	December 31,

	General Account		Separate Accounts		Total

	2016	2015	2016	2015	2016	2015

	(in millions)

Subject to discretionary withdrawal

- with market value adjustment	$372	$449	$-	$-	$372	$449

- at book value less surrender charge of 5% or more	139	218	-	-	139	218

- at fair value	-	-	17,162	16,058	17,162	16,058

- at book value without adjustment	4,939	4,634	-	-	4,939	4,634

Not subject to discretionary withdrawal	6,193	5,067	4,800	4,440	10,993	9,507

Total annuity reserves and deposit funds	$11,643	$10,368	$21,962	$20,498	$33,605	$30,866

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”) modified for Company experience, with valuation interest rates ranging from 3.00% to 5.50%. Unpaid claims and claim reserves for long-term care policies are based on the present

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

value of expected benefit payments using industry-based morbidity experience with valuation interest rates ranging from 3.50% to 4.50%.

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $4.8 billion and $4.7 billion at December 31, 2016 and 2015, respectively. Changes in these reserves for the years ended December 31, 2016 and 2015 were as follows:

	For the years ended December 31,
	2016	2015

	(in millions)

Balance at January 1	$4,668	$4,667

Incurred related to:

Current year	742	703

Prior years	(25)	(82)

Total incurred	717	621

Paid related to:

Current year	(32)	(30)

Prior years	(600)	(590)

Total paid	(632)	(620)

Balance at December 31	$4,753	$4,668

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves for disability policies issued prior to 1987 are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.00% to 4.00%. Active life reserves for disability policies issued between 1987 and 2016 are primarily based on the two-year preliminary term method using the 1985 CIDA for morbidity, while policies issued beginning in late 2016 use the 2013 Individual Disability Income Valuation Table for morbidity. Policies issued between 1987 and 2012 are based on a valuation interest rate of 4.00% while those issued after 2012 are based on a valuation interest rate of 3.50%. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March 2002, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1983 Individual Annuity Mortality table without lapses. For policies issued since March 2002, minimum reserves are based on valuation interest rates ranging from 3.50% to 4.50% and total terminations based on the 1994 Group Annuity Mortality table with lapses. For policies issued from March 2002 through September 2010, a separate calculation is performed using valuation interest rates ranging from 4.87% to 5.60% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as calculated above and the greater of the two is reported.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

For long-term care reserve valuations prior to 2012, the Company utilized the 1983 Individual Annuity Mortality table, the 1983 Group Annuity Mortality table, or the 1994 Group Annuity Mortality table for the calculation of minimum reserves for policies. At January 1, 2012, use of the 1983 Group Annuity Mortality table to calculate minimum reserves for policies issued from March 2002 through 2004 was replaced with a calculation using only the 1994 Group Annuity Mortality table and assumptions regarding interest rates and claim costs were adjusted to reflect more recent expectations.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (“AAT”) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2016 and 2015, reserves required as a result of AAT were as follows:

	December 31,
	2016	2015
	(in millions)

Long-term care insurance	$265	$265
Annuities and deposit funds	100	100
Life insurance	2	2

Total reserves	$367	$367

Statutory Minimum Reserves

The Company has the option to establish reserves for policy benefits using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $403 million and $337 million at December 31, 2016 and 2015, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the consolidated statements of financial position.

Deferred and uncollected premiums at December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$257	$98	$237	$88

Ordinary renewal	2,557	2,082	2,450	1,998

Total deferred and uncollected premiums	$2,814	$2,180	$2,687	$2,086

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2016 and 2015 were as follows:

	Variable Life		Variable Annuities		Total

	December 31,

	2016	2015	2016	2015	2016	2015

	(in millions)

Subject to discretionary withdrawal	$6,504	$6,123	$17,162	$16,058	$23,666	$22,181

Not subject to discretionary withdrawal	-	-	4,800	4,440	4,800	4,440

Total separate account reserves	$6,504	$6,123	$21,962	$20,498	28,466	26,621

Non-policy liabilities					93	110

Total separate account liabilities					$28,559	$26,731

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2016 and 2015 was $49 million and $162 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. These benefits are only available upon the death of the annuitant or insured, and reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $13 million and $14 million attributable to GMDB at December 31, 2016 and 2015, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.6 billion, $1.9 billion and $2.0 billion for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts are reported as premiums in the consolidated statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the consolidated statements of operations.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to/(from) separate accounts in the consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014.

	For the years ended December 31,
	2016	2015	2014

	(in millions)

From Separate Account Annual Statement:

Transfers to separate accounts	$1,714	$1,946	$2,176

Transfers from separate accounts	(1,832)	(1,796)	(1,675)

Net transfers to (from) separate accounts	$(118)	$150	$501

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (“ERISA”) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2016 and 2015 and does not expect to make a contribution to the plans during 2017.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of December, 31, 2013. Employees or financial representatives hired or contracted after that date are not eligible for coverage under the postretirement health plans.

The Company amended the employee postretirement health plan during 2016 to transition Medicare-eligible retirees and their dependents to health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2016 and 2015, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2016	2015	2016	2015
	(in millions)

Fair value of plan assets at January 1	$4,144	$4,251	$72	$77

Changes in plan assets:

Actual return on plan assets	426	(4)	7	-

Actual plan benefits paid	(111)	(103)	(4)	(5)

Fair value of plan assets at December 31	$4,459	$4,144	$75	$72

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2016 and 2015 were as follows:

	Target		Actual
	Allocation		Allocation

	2016	2015	2016	2015
Bonds	49%	49%	50%	48%
Equity investments	50%	50%	48%	49%
Other investments	1%	1%	2%	3%

Total assets	100%	100%	100%	100%

At each of December 31, 2016 and 2015, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (“PBOs”) of the defined benefit pension plans and postretirement benefit plans at December 31, 2016 and 2015 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2016	2015	2016	2015
	(in millions)
Projected benefit obligation at January 1	$4,588	$4,609	$811	$825

Changes in benefit obligation:
Service cost of benefits earned	120	117	22	25
Interest cost on projected obligations	194	181	30	30
Projected gross plan benefits paid	(128)	(117)	(25)	(26)
Projected Medicare Part D reimbursement	-	-	2	2
Experience (gains)/losses	93	(202)	(13)	(45)
Plan amendments and other	12	-	(99)	-

Projected benefit obligation at December 31	$4,879	$4,588	$728	$811

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (“ABO”) is similar to the PBO, but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $4.6 billion and $4.3 billion for the years ended December 31, 2016 and 2015, respectively. Experience (gains)/losses for the years ended December 31, 2016 and 2015 primarily reflect the impact of changes in the PBO discount rate and adjustments to mortality assumptions.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2016 and 2015 and the net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2016	2015		2016	2015
Projected benefit obligation:
Discount rate	4.10%	4.30%		4.10%	4.30%
Annual increase in compensation	3.75%	3.75%		3.75%	3.75%

	Defined Benefit Plans			Postretirement Benefit Plans
	2016	2015	2014	2016	2015	2014
Net periodic benefit cost:
Discount rate	4.30%	4.00%	5.00%	4.30%	4.00%	5.00%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, third-party capital market expectations and the long-term target asset allocation.

The PBO for postretirement benefits at December 31, 2016 assumed an annual increase in future retiree medical costs of 6.5%, grading down to 5.0% over three years and remaining level thereafter. At December 31, 2015, the comparable assumption was for an annual increase in future retiree medical costs of 7.0% grading down to 5.0% over four years and remaining level thereafter. A greater increase in the assumed health care cost trend of 1.0% in each year would increase the accumulated postretirement benefit obligation at December 31, 2016 by $3 million and net periodic postretirement benefit expense for the year ended December 31, 2016 by $0.1 million. A decrease in the assumed health care cost trend of 1.0% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2016 and net periodic postretirement benefit expense for the year ended December 31, 2016 by the same amounts. Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums.

During 2010, the Patient Protection and Affordable Care Act (“PPACA”) and the Health Care and Education Reconciliation Act of 2010, which amended certain provisions of the PPACA, were enacted. These laws created an excise tax beginning in 2018, the effective date of which was delayed until 2020 by new legislation passed in 2015, on health care plans that have an aggregate

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

value to the participants greater than a threshold amount. Recent changes to the Company’s postretirement health care plans are expected to keep the aggregate value of the plans below the excise tax threshold. The new laws also revoked the non-taxable status of the prescription drug subsidies offered to companies that maintain retiree health plans that are actuarially equivalent to the Medicare Part D benefit.

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2016 and 2015.

	Defined Benefit Plans		Postretirement Benefit Plans

	2016	2015	2016	2015

	(in millions)

Fair value of plan assets	$4,459	$4,144	$75	$72

Projected benefit obligation	4,879	4,588	728	811

Funded status	(420)	(444)	(653)	(739)

Unrecognized prior service costs/(credits)	-	-	-	19

Nonadmitted asset	(504)	(415)	-	-

Financial statement liability	$(924)	$(859)	$(653)	$(720)

The PBO for defined benefit plans above included $924 million and $859 million related to nonqualified, unfunded plans at December 31, 2016 and 2015, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 113% and 111% of the projected benefit obligations of these plans at December 31, 2016 and 2015, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the consolidated statements of changes in surplus. Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2016 and 2015:

	Defined		Postretirement
	Benefit Plans		Benefit Plans		Total

	2016	2015	2016	2015	2016	2015

	(in millions)

Changes in plan assets and benefit obligations recognized in surplus:

Net experience gains/(losses)	$56	$(87)	$16	$40	$72	$(47)

Prior service (costs)/credits	(2)	(1)	83	(56)	81	(57)

Amounts amortized from surplus into net periodic benefit cost:

Net experience losses	$66	$64	$4	$3	$70	$67

Prior service costs/(credits)	(25)	(14)	6	12	(19)	(2)

Initial net asset	(24)	(40)	-	-	(24)	(40)

Net experience gains/(losses) primarily reflect the impacts of any changes to plan assumptions (e.g., discount rate and mortality assumptions) that are applied to the calculation of PBO estimates. Total defined benefit pension and postretirement plan net experience gains/(losses) recognized in surplus but not yet amortized into net periodic benefit cost were $(1.3) billion and $(0.1) billion at December 31, 2016, respectively, and $(1.4) billion and $(0.1) billion at December 31, 2015, respectively.

Total defined benefit and postretirement plan prior service (costs)/credits recognized in surplus but not yet amortized into net periodic benefit cost were $250 million and $(65) million at December 31, 2016, respectively, and $277 million and $(154) million at December 31, 2015, respectively. The total initial net asset recognized in surplus but not yet amortized into net periodic benefit cost was $323 million and $347 million at December 31, 2016 and 2015, respectively.

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans

	2016	2015	2014	2016	2015	2014

	(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$120	$117	$93	$22	$25	$19

Interest cost on projected obligations	194	181	180	30	30	31

Amortization of experience losses	66	64	25	4	3	1

Amortization of prior service costs/(credits)	(25)	(14)	(14)	6	12	12

Amortization of initial net asset	(24)	(40)	(17)	-	-	-

Other	9	-	-	3	-	-

Expected return on plan assets	(266)	(273)	(251)	(4)	(5)	(5)

Net periodic benefit cost	$74	$35	$16	$61	$65	$58

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The Company expects to increase/(decrease) periodic benefit costs through the amortization of $54 million, $(25) million and $(3) million of defined benefit plan net experience losses, prior service credits and initial assets, respectively, into net periodic benefit cost during 2017. Amortization of postretirement plan net experience losses of $4 million and prior service costs of $5 million are also expected to increase net periodic benefit cost during 2017.

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2017 through 2026 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans

	(in millions)

2017	$139	$24

2018	157	25

2019	169	26

2020	179	27

2021	187	28

2022-2026	1,063	157

Total	$1,894	$287

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2016, 2015 and 2014, the Company expensed total contributions to these plans of $48 million, $45 million and $43 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. The Company discontinued its participation in a life insurance catastrophic risk sharing pool during 2014.

The Company cedes 60% of the morbidity risk on group disability policies. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002 but maintained a portion of the reinsurance ceded on policies issued prior to those dates.

Effective October 1, 2014, NM and NLTC entered into an affiliated reinsurance agreement. Under this agreement, NLTC ceded 100% of the net risks associated with its in-force long-term care policies and future issuances of long-term care policies to NM. All impacts of this transaction were eliminated upon consolidation of the two entities in these financial statements.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2016 and 2015 were reported net of ceded reserves of $1.8 billion and $1.7 billion, respectively. The Company has reinsured all risks disclosed in the consolidated financial statements under Actuarial Guideline 48.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the years ended December 31,

	2016	2015	2014

	(in millions)

Direct premium revenue	$18,838	$18,704	$17,894
Premiums ceded	(923)	(916)	(893)

Premium revenue	$17,915	$17,788	$17,001

Direct benefit expense	$19,659	$19,205	$18,425

Benefits ceded	(694)	(660)	(618)

Total benefits	$18,965	$18,545	$17,807

In addition, the Company received $152 million, $160 million and $161 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts are reported in other income in the consolidated statements of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2016 and 2015 that were considered by the Company to be uncollectible.

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Bradford, Inc. and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	NM Planning, LLC and subsidiaries
NM Investment Management Company, LLC	GRO, LLC and GRO-SUB, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The components of current income tax expense (benefit) in the consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014 related to “ordinary” taxable income or loss were as follows:

	For the years ended December 31,
	2016	2015	2014

	(in millions)

Tax payable on ordinary income	$(10)	$69	$200

Low income housing tax credits	(108)	(111)	(107)

Other tax credits	(37)	(21)	(35)

Increase (decrease) in contingent tax liabilities	(21)	10	(36)

Total current tax expense (benefit)	$(176)	$(53)	$22

In addition to current income tax expense (benefit) related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $153 million, $(90) million and $86 million was included in net IMR deferrals for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, net realized capital gains and losses as reported in the consolidated statements of operations included current tax expense (benefit) of $(117) million, $112 million and $123 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The table below shows how the Company’s income tax expense (benefit) for the years ended December 31, 2016, 2015 and 2014 differs from the amount obtained by applying the statutory rate of 35% to net gain from operations after dividends to policyowners and before federal income taxes:

	For the years ended December 31,
	2016	2015	2014

	(in millions)

Provision computed at statutory rate	$336	$211	$390

Adjustments to the statutory rate:

Subsidiary distributions	(269)	(122)	(98)

Tax credits	(145)	(132)	(142)

Amortization of IMR	(54)	(74)	(115)

Dividends received deduction	(33)	(32)	(37)

Employee benefits	(15)	(24)	(24)

Deferred adjustments	12	9	(82)

Other	22	43	68

Total statutory income tax expense (benefit)	$(146)	$(121)	$(40)

Federal income tax expense (benefit) reported on consolidated statements of operations	$(176)	$(53)	$22

Capital gains tax expense, net of IMR transfers	36	22	209

Change in net deferred tax assets	(6)	(90)	(271)

Total statutory income tax expense (benefit)	$(146)	$(121)	$(40)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

During the year, the Company may make payments or receive refunds from the Internal Revenue Service (“IRS”) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments/(refunds) of $(50) million, $505 million and $480 million to the IRS during the years ended December 31, 2016, 2015 and 2014, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total federal income taxes paid for tax years 2016, 2015 and 2014 that are available for recoupment are $40 million, $211 million and $598 million, respectively.

Federal income tax returns for 2009 and prior years are closed as to further assessment of tax. Income taxes payable in the consolidated statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

Changes in contingent tax liabilities for the years ended December 31, 2016 and 2015 were as follows:

	For the years ended December 31,

	2016	2015

	(in millions)

Balance at beginning of year	$441	$431

Additions for tax positions of prior years	-	10

Reductions for tax positions of prior years	(21)	-

Balance at end of year	$420	$441

Included in contingent tax liabilities at December 31, 2016 and 2015 were $372 million and $403 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods. Also included in the December 31, 2016 balance are $22 million of tax positions for which the ultimate deductibility is not certain. The ultimate resolution of these tax positions could have an impact on the effective tax rate in future periods.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in tax expense in the year that such determination is made by the Company.

The Company reports interest accrued or released related to contingent tax liabilities in current income tax expense. For the years ended December 31, 2016, 2015 and 2014, the Company recognized $3 million, $1 million and $(15) million, respectively, of interest-related tax expense (benefit). Contingent tax liabilities included $26 million and $23 million for the payment of interest at December 31, 2016 and 2015, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus. The components of net deferred tax assets reported in the consolidated statements of financial position at December 31, 2016 and 2015 were as follows:

	December 31,

	2016	2015	Change

	(in millions)

Deferred tax assets:

Policy acquisition costs	$1,287	$1,243	$44

Investments	525	446	79

Policy benefit liabilities	2,186	2,225	(39)

Benefit plan obligations	878	864	14

Other	123	112	11

Gross deferred tax assets	4,999	4,890	109

Nonadmitted deferred tax assets	(9)	(9)	-

Gross admitted deferred tax assets	4,990	4,881	109

Deferred tax liabilities:

Investments	998	792	206

Other	801	801	-

Gross deferred tax liabilities	1,799	1,593	206

Net deferred tax assets	$3,191	$3,288	$(97)

Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the consolidated statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

All gross deferred tax liabilities have been recognized at December 31, 2016 and 2015. The Company did not employ tax planning strategies in its valuation allowance assessment or deferred tax asset admissibility calculations at either December 31, 2016 or 2015.

Both NM and NLTC exceeded the minimum risk-based capital (“RBC”) level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2016 and 2015 and expects to exceed this minimum during 2017.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Significant components of the calculation of net admitted deferred tax assets at December 31, 2016 and 2015 were as follows (in millions):

	December 31, 2016				December 31, 2015		Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$4,474	$525	$4,999	$4,444	$446	$4,890	$30	$79	$109

Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	4,474	525	4,999	4,444	446	4,890	30	79	109

Deferred tax assets nonadmitted	9	-	9	9	-	9	(0)	-	(0)

Subtotal net admitted deferred tax asset	4,465	525	4,990	4,435	446	4,881	30	79	109

Deferred tax liabilities	801	998	1,799	801	792	1,593	0	206	206

Net admitted deferred tax asset/(liability)	$3,664	$(473)	$3,191	$3,634	$(346)	$3,288	$30	$(127)	$(97)

	December 31, 2016			December 31, 2015			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$1,146	$308	$1,454	$1,393	$320	$1,713	$(247)	$(12)	$(259)

Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,903		1,903	1,858	-	1,858	45	-	45

Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,417	217	1,633	1,184	126	1,310	233	91	323

Total deferred tax assets admitted as the result of application of SSAP No. 101	$4,465	$525	$4,990	$4,435	$446	$4,881	$30	$79	$109

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,903			$1,858			$45

b. Adjusted gross deferred tax assets allowed per limitation threshold			$2,563			$2,464			$99

11.	Frank Russell Company

On December 2, 2014, the Company sold its entire investment in Russell common and preferred stock to a third party. Prior to this sale, the Company, through a wholly-owned non-insurance subsidiary, was the majority shareholder of Russell, a worldwide provider of investment products and services. Upon the sale, the Company’s wholly-owned subsidiary reported an after-tax gain of $1.1 billion from the sale of its common stock investment in Russell, which was reported by the Company as an unrealized capital gain in the consolidated statements of changes in surplus for the year ended December 31, 2014. For the year ended December 31, 2015, the Company recorded an additional $54 million after-tax gain upon final settlement of amounts held in escrow. Of this amount, $50 million was reported as an unrealized capital gain in the consolidated statements of changes in surplus with the remainder reported as a realized capital gain in the consolidated statements of operations.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

12.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $6.4 billion and $5.7 billion at December 31, 2016 and 2015, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2016.

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-three years at December 31, 2016.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2016 and 2015, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2016		December 31, 2015
Nature of guarantee	Maximum potential amount of future payments	Financial statement liability	Maximum potential amount of future payments	Financial statement liability
	(in millions)		(in millions)

Guarantees of future minimum compensation - financial representatives	$123	$1	$150	$1

Guarantees of real estate obligations	335	3	385	4

Guarantees issued on behalf of wholly-owned subsidiaries	21	-	25	-

Total guarantees	$479	$4	$560	$5

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

13.	Surplus Notes

On March 26, 2010, the Company issued surplus notes (“notes”) with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. The notes were issued at par and distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on the notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. The statutory basis of accounting requires that the Company only recognize interest expense on the notes when and to the extent that the OCI has approved the semi-annual interest payment. The Company paid and recognized $106 million in interest expense on the notes for each of the years ended December 31, 2016, 2015 and 2014, which is reported as a reduction of net investment income in the consolidated statements of operations. A total of $691 million in interest has been paid on the notes from their issuance through December 31, 2016.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. The notes do not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder. The notes are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.25%.

No affiliates of the Company hold any portion of the notes. The notes are generally held of record at the Depositary Trust Company by bank custodians on behalf of investors. The largest holder of the notes was Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2016 and 2015.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (“SSAP 100”). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Statement Value	Fair Value	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
	(in millions)

General account investment assets:

Bonds	$139,859	$142,850	$4,430	$132,249	$6,171

Mortgage loans	34,175	35,103	-	-	35,103

Policy loans	17,150	17,150	-	-	17,150

Common and preferred stocks	4,034	4,050	3,367	48	635

Derivative assets	781	715	-	715	-

Surplus note investments	160	203	-	203	-

Cash and short-term investments	2,306	2,306	508	1,798	-

Separate account assets	28,559	28,559	25,851	2,339	369

General account liabilities:

Investment-type insurance reserves	$5,357	$5,238	$-	$-	$5,238

Liabilities for securities lending	939	939	-	939	-

Derivative liabilities	14	60	-	60	-

Separate account liabilities	28,559	28,559	25,851	2,339	369

	December 31, 2015
	Statement Value	Fair Value	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
	(in millions)

General account investment assets:

Bonds	$133,449	$135,537	$2,894	$128,973	$3,670

Mortgage loans	32,236	33,617	-	-	33,617

Policy loans	17,146	17,146	-	-	17,146

Common and preferred stocks	3,753	3,769	3,173	50	546

Derivative assets	469	552	-	552	-

Surplus note investments	160	199	-	165	34

Cash and short-term investments	1,460	1,460	486	974	-

Separate account assets	26,731	26,731	24,275	2,100	356

General account liabilities:

Investment-type insurance reserves	$5,209	$5,021	$-	$-	$5,021

Liabilities for securities lending	1,047	1,047	-	1,047	-

Derivative liabilities	26	28	-	28	-

Separate account liabilities	26,731	26,731	24,275	2,100	356

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, LIBOR basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. See Note 4 for more information regarding the Company’s derivative investments.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the consolidated statements of financial position at December 31, 2016 and 2015.

	December 31, 2016
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
	(in millions)
General account:
Common and preferred stocks	$3,366	$1	$522	$3,889
Bonds	-	-	45	45
Derivative assets	-	137	-	137
Derivative liabilities	-	(9)	-	(9)

Total general account	$3,366	$129	$567	$4,062

Separate accounts:
Mutual fund investments	$23,951	$-	$-	$23,951
Other benefit plan assets/liabilities	47	24	3	74
Pension and postretirement assets:
Bonds	206	2,068	81	2,355
Common and preferred stock	1,581	1	27	1,609
Cash and short-term securities	61	233	-	294
Other assets/liabilities	5	13	258	276

Subtotal pension and postretirement assets	1,853	2,315	366	4,534

Total separate accounts	$25,851	$2,339	$369	$28,559

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	December 31, 2015
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
	(in millions)
General account:
Common and preferred stocks	$3,172	$1	$432	$3,605
Bonds	-	23	9	32
Derivative assets	-	103	-	103
Derivative liabilities	-	(25)	-	(25)

Total general account	$3,172	$102	$441	$3,715

Separate accounts:
Mutual fund investments	$22,432	$-	$-	$22,432
Other benefit plan assets/liabilities	58	23	2	83
Pension and postretirement assets:
Bonds	171	1,774	69	2,014
Common and preferred stock	1,595	3	20	1,618
Cash and short-term securities	14	289	-	303
Other assets/liabilities	5	11	265	281

Subtotal pension and postretirement assets	1,785	2,077	354	4,216

Total separate accounts	$24,275	$2,100	$356	$26,731

The Company may reclassify assets reported at fair value between levels of the fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between level 1 and level 2 or between level 2 and level 3 during the years ended December 31, 2016 or 2015.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2016 and 2015.

				Separate account pension and postretirement[1]
For the year ended December 31, 2016	General account common and preferred stock	General account bonds	Separate account other benefit plan assets[1]	Bonds	Common and preferred stocks	Other assets/liabilties	Total
	(in millions)

Fair value, beginning of period	$432	$9	$2	$69	$20	$265	$797

Realized gains/(losses)	39	(6)	1	(1)	1	36	70

Unrealized gains/(losses)	13	4	-	2	2	(16)	5

Issuances	-	-	-	-	-	-	-

Purchases	129	-	1	34	7	58	229

Sales	(83)	(12)	(1)	(23)	(3)	(85)	(207)

Settlements	-	-	-	-	-	-	-

Net discount/premium	-	-	-	-	-	-	-

Transfers into level 3	-	50	-	-	-	-	50

Transfers out of level 3	(8)	-	-	-	-	-	(8)

Fair value, end of period	$522	$45	$3	$81	$27	$258	$936

1 Changes in separate account invested asset fair values have no impact on consolidated surplus

				Separate account pension and postretirement[1]
For the year ended December 31, 2015	General account common and preferred stock	General account bonds	Separate account other benefit plan assets[1]	Bonds	Common and preferred stocks	Other assets/liabilties	Total
	(in millions)

Fair value, beginning of period	$443	$-	$3	$74	$20	$276	$816

Realized gains/(losses)	59	(18)	-	-	6	67	114

Unrealized gains/(losses)	(17)	-	-	(5)	1	(22)	(43)

Issuances	-	-	-	-	-	-	-

Purchases	51	-	-	15	4	61	131

Sales	(111)	-	(1)	(3)	(6)	(117)	(238)

Settlements	(26)	-	-	(22)	(4)	-	(52)

Net discount/premium	-	-	-	1	-	-	1

Transfers into level 3	33	27	-	9	-	-	69

Transfers out of level 3	-	-	-	-	(1)	-	(1)

Fair value, end of period	$432	$9	$2	$69	$20	$265	$797

1 Changes in separate account invested asset fair values have no impact on consolidated surplus

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. The following table presents certain quantitative information about the unobservable inputs used to estimate fair value measurement for bonds and privately-placed common and preferred stocks classified as level 3 financial instruments at December 31, 2016.

	Fair value (in millions)	Valuation techniques	Significant unobservable inputs	Range		Weighted average

Bonds	$ 126	Broker quotes	Quoted prices [1]	30.00	104.56	90.49

		Discounted cash flows	Credit spreads [2]	146.01	1,123.73	709.71

Common and preferred stocks	$ 549	Sponsor valuations	EBITDA multiples	4.05 X	13.22 X	11.25 X

		Market comparables	EBITDA multiples [3]	3.74 X	18.54 X	9.34 X

		Sponsor valuations	Book value multiples	1.00 X	1.49 X	1.27 X

1 - Presented as a price per hundred dollars of par

2 - Presented in basis points

3 - Includes transaction multiples

Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (“EBITDA”). EBITDA is normalized for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)	Financial Statements

(1) NML Variable Annuity Account B

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2) The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account B Operating Authority	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 69 for NML Variable Annuity Account B, File No. 2-29240, filed on February 21, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0805)	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

(b)(4)(b)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(b)(4)(b)(3)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0704) and RR.V.A.B.BK.(0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(b)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(3)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Exhibit (b)(4)(c)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(c)(4)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0803) and RR.V.A.B.BK.(0803) Payment Rate Tables (sex distinct)	Exhibit (b)(4)(c)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(5)	Enhanced Death Benefit Rider for front-load and back-load Contracts, VA.EDB.(0803)	Exhibit (b)(4)(d) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(d)(1)	Flexible Payment Variable Annuity front-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(2)	Flexible Payment Variable Annuity back-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(3)	Variable Annuity front-load and back-load Contract Payment Rate Tables, RR.V.A.B. (032000)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(4)	Enhanced Death Benefit for front-load and back-load Contracts, VA.EDB.(032000)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(5)	Waiver of Withdrawal Charge Rider for back-load Contract, VA.WWC.(032000)	Exhibit (b)(4)(e) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(e)(1)

Form of Variable Annuity front-load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-1 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994

Exhibit (b)(4)(e)(1) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006

(b)(4)(e)(2)	Form of Variable Annuity back-load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-2 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(2) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(e)(3)	Form of Variable Annuity front-load and back-load Contract Payment Rate Tables, QQV.ACCT.A.B (sex distinct). Referenced to Exhibit (b) 4-3 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(f)	Specimen Forms of Deferred and Immediate Variable Annuity Contracts, LL V 1 B and LL V 2 B. Referenced to Exhibit 1 to Form S-6 Post-Effective Amendment No. 26 for NML Variable Annuity Account B, File No. 2-29240	Exhibit (b)(4)(f) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(g)	Specimen form of Variable Annuity Contract, JJ V-2A. Referenced to Exhibit 2 to Form S-6 Post-Effective Amendment No. 1 for NML Variable Annuity Account B, File No. 2-29240, filed on February 24, 1970	Exhibit (b)(4)(g) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(h)(1)	Flexible Payment Deferred Variable Annuity – Account B front-load Contract, ICC12.RR.VA.BFR. (0313)	Exhibit (b)(4)(h)(1) to Form N-4 Post-Effective Amendment No. 84 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2014
(b)(4)(h)(2)	Flexible Payment Deferred Variable Annuity – Account B back-load Contract, ICC12.RR.VA.BBK. (0313)	Exhibit (b)(4)(h)(2) to Form N-4 Post-Effective Amendment No. 84 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2014
(b)(4)(h)(3)	Enhanced Death Benefit for front-load and back-load Contracts, ICC12.VA.EDB. (0313)	Exhibit (b)(4)(h)(3) to Form N-4 Post-Effective Amendment No. 84 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2014
(b)(5)	Form of Application for front-load and back-load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit EX-99.B1 to Form N-4 Post-Effective Amendment No. 52 for NML Variable Annuity Account B, File No. 2-29240, filed on November 13, 1995
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 63 for NML Variable Annuity Account B, File No. 2-29240, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006

(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (b)(8)(a)(4) to Form N-4 Post-Effective Amendment No. 82 for NML Variable Annuity Account B, File No. 2-29240, filed on April 24, 2013
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(e)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(g)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007

(b)(8)(i)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(j)	Power of Attorney	Filed herewith
(b)(8)(k)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista Esq. dated April 28, 2017	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 27, 2017	Filed herewith

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of February 1, 2017

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

Nicholas E. Brathwaite	Founding Partner Riverwood Capital 70 Willow Road, Suite 100 Menlo Park, CA 94025

David J. Drury	Owner and CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President & Chairman of the Board ARZU 77 Stone Gate Lane Lake Forest, IL 60045

James P. Hackett	President & CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

David J. Lubar	President Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Anne M. Paradis	CEO MicroTek, Inc. 2070 Westover Road Chicopee, MA 01022

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

John E. Schlifske	Chairman & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Mary Ellen Stanek	Managing Director & Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

EXECUTIVE OFFICERS – As of February 1, 2017

John E. Schlifske	Chairman of the Board & Chief Executive Officer
Leslie Barbi	Senior Vice President (Public Investments)
Rebekah B. Barsch	Vice President (Planning and Sales)
Blaise C. Beaulier	Vice President (Enterprise Projects & Support)

Sandra L. Botcher	Vice President (Campus & Event Experiences)
Michael G. Carter	Executive Vice President & Chief Financial Officer
Eric P. Christophersen	Vice President (Strategic Philanthropy & Community Relations)
Sheldon I. Cuffie	Vice President & Chief Information Security Officer
Joann M. Eisenhart	Senior Vice President (Human Resources)
Timothy J. Gerend	Senior Vice President (Distribution Growth & Development)
Kimberley Goode	Vice President (Communications & Corporate Affairs)
Karl G. Gouverneur	Vice President & Chief Technology Officer
John M. Grogan	Senior Vice President (Insurance and Investment Products)
Thomas C. Guay	Vice President (Risk Selection Strategy)
Meg E. Jansky	Vice President – Field Integration
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd Jones	Vice President & Controller
Jeffrey J. Lueken	Senior Vice President (Private Securities)
Stephanie A. Lyons	Vice President – Enterprise Risk Assurance
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
John W. McTigue	Chief Distribution Advisor
Christian W. Mitchell	Vice President (Wealth Management)
Gregory C. Oberland	President
Rebecca L. Porter	Vice President (Corporate Strategy)
Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Senior Vice President & Chief Actuary
Bethany M. Rodenhuis	Senior Vice President (Distribution Strategy and Finance)
Tammy M. Roou	Vice President & Chief Risk Officer
Timothy G. Schaefer	Executive Vice President (Client & Digital Experience)
Calvin R. Schmidt	Senior Vice President (Integrated Customer Operations)
Sarah R. Schneider	Vice President (New Business)
Sarah E. Schott	Vice President (Enterprise Compliance)
David W. Simbro	Senior Vice President (Life & Annuity Product)
Steve P. Sperka	Vice President (Field Rewards)
David G. Stoeffel	Vice President (Wealth Platform & Partners)
Steven J. Stribling	Vice President (Disability Income)
Alexa Von Tobel	Vice President (Client Experience)
Kamilah D. Williams-Kemp	Vice President (Long Term Care)
Conrad C. York	Vice President (Marketing)
Thomas D. Zale	Vice President (Real Estate)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of December 1, 2016

Employee	Title

Gregory A. Gurlik	Senior Actuary
James R. Lodermeier	VP-Actuary
Ted A. Matchulat	Director-Product Compliance
Chris G. Trost	VP-Corporate Actuary
Paul W. Skalecki	VP-Actuary

Mark J. Gmach	Regional VP
Laila V. Hick	VP-Agency Development
Jason R. Handal	Regional VP
Arthur J. Mees	Regional VP
Timothy Nelson	Regional VP
Michael E. Pritzl	VP-Managing Director Relations
John C. Roberts	VP-Targeted Office Support

Anne A. Frigo	Director-Insurance Product Compliance
Ricky J. Frank	Director-Systems
Robert J. Johnson	Director-Compliance

Employee	Title
Gregory S. Leslie	Director-Variable Product Compliance
Randy M. Pavlick	VP-Managed Investments Compliance
Jeffrey P. Schloemer	Director-Compliance
Rebecca Villegas	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Lisa M. Belli-Fuchs	Director-Reporting & Systems Administration
Barbara E. Courtney	Director-Mutual Fund Accounting
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
K. David Nunley	VP-Tax
David E. Willert	Director-Federal Tax

Rick T. Zehner	VP-Research & Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration

David A. Eurich	Director-Field Training
Joanne M. Migliaccio	Director-Contract, License & Registration
Sarah L. N. Koenig	Director-Horizontal Growth
Cindy S. Prater	Director-Practice Management

Arleen J. Llewellyn	Director-FR Engagement & Selection
Paul J. Steffen	VP-Agency Development

Michael R. Fasciotti	Director-Field Real Estate
Richard P. Snyder	Director-Field Compensation

Brenda J. Antkowski	Director-Field Integration
Paula B. Asen	Director-Field Integration
Kevin J. Konopa	Director-Field Integration

Karen A. Molloy	VP-Treasurer
Deborah A. Schultz	VP-Financial Management

Pency P. Byhardt	Vice President-Annuity Operations
Don P. Gehrke	Director-Retail Investment Operations
Dennis P. Goyette	Director-Annuity Customer Service
Linda A. Schaefer	Director-Document Shared Services
Lori A. Torner	Director-Retail Investment Operations

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Lisa A. Cadotte	VP-Investment Risk Management

Thomas K. Anderson	Asst. General Counsel & Asst. Secretary
Mark J. Backe	VP-Insurance & Operations Counsel & Asst. Secretary
Joanne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Michael J. Conmey	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary

Employee	Title
John E. Dunn	VP & Investment Products & Services Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
John D. Gatmaitan	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	VP & Tax Counsel & Asst. Secretary
Katherine T. Hartman	Asst. General Counsel & Asst. Secretary
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
David B. Kennedy	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Kim W. Lunn	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Andrew J. McLean	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Christopher J. Menting	Assoc. General Counsel-Enterprise Governance & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Rodd Schneider	VP & Litigation and Distribution Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Michael W. Zielinski	Asst. General Counsel & Asst. Secretary

Gregory A. Jaeck	Director-Annuity & Income Markets
Jason T. Klawonn	VP-Advanced Markets
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	Director-LP Planning & Project Support
Steven J. Stribling	VP-Life Product Development

Thomas R. Anderson	Director-Advanced Planning
Candace M. Damon	Director-Strategic Productivity
Angela M. DiCastri	Director-Retirement Markets
Ruthann M. Driscoll	Director-Advanced Planning
Kenneth P. Elbert	Director-Advanced Planning
Matthew K. Fleming	Director-Planning & Investments Support
Stephen J. Frankl	Director-Planning & Sales
William F. Grady, IV	Director-Advanced Planning
Terence J. Holahan	Director-Planning & Sales Education & Development
Emily J. Holbrook	Director-Young Personal Market
Patrick J. Horning	Director-Advanced Planning
William R. Hughes	Director-Advanced Planning
Martha M. Kendler	Director-Closely Held Business Market
Amy Kiiskila	Director-Advanced Planning
Shawn P. Mauser	Director-Network Office Productivity
John E. Muth	Director-Advanced Planning
Elizabeth Ridley	VP-Market Strategy & Training
Andrew J. Smalley	Director-Sales Promotion & Integration
Michael C. Soyka	Director-Planning & Sales
William H. Taylor	VP-Financial Planning & Sales Support
Janine L. Wagner	Director-Planning & Insurance Support
Stephanie Wilcox	Director-Planning & Sales Admin/Integration
Brian D. Wilson	VP-National Sales

Employee	Title

Peter T. Petersen	VP-Client & Digital Experience

Jeffrey B. Williams	VP-NMIS and WMC Chief Compliance Officer

James LeMere	Director-Policyowner Services
Travis T. Piotrowski	VP-Policyowner Services
Sandra K. Scott	Director-Life Benefits
Carol A. Stilwell	Director-Policyowner Services
Gina Tolzman	Director-Policyowner Services

Mark J. McLennon	VP-IPS Business Development

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.  Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of February 1, 2017 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2017)
Legal Entity Name	Domestic Jurisdiction	Owner%
Operating Subsidiaries
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
LearnVest Inc.(2)	Delaware	100.00
LearnVest Planning Services, LLC(2)	Delaware	100.00

All Other Subsidiaries
1838938 Alberta Ltd.	Canada	100.00
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc.(2)	Delaware	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2017)
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
AMLI at Perimeter Gardens, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Bradford II SPE, Inc.(2)	Delaware	100.00
Bradford Master Association Inc. (2)	North Carolina	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
CWS Lemmon Resources, LP(2)	Delaware	100.00
Dortmund, LLC(2)	Delaware	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, L.P. (2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2017)
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM Planning, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
NorthWoods Phase I, LLC	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
Promenade at Clifton LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc. (2)	Tennessee	100.00
Trade Street Associates I, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2017)
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)	Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2016, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)	Subsidiary included in the consolidated financial statements.

(3)	Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27.  Number of Contract Owners

As of March 31, 2017, 324,866 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 281,014 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 43,852 such contracts were not so issued.

Item 28.  Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of February 1, 2017 the directors and officers of NMIS are as follows:

Name	Position
Rebekah B. Barsch	Vice President, Planning and Sales
Pency P. Byhardt	Vice President, Annuity Operations
Michael G. Carter	NMIS Board Director
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Bradley L. Eull	Secretary
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	NMIS Board Director and Senior Vice President, Distribution Growth and Development
John M. Grogan	NMIS Board Director and Senior Vice President, Insurance and Investment Products
David P. Harley	Director, Investment Services
Ronald P. Joelson	NMIS Board Director
Jennifer W. Murphy	Director, NMIS Home Office Supervision/Administration
Jeffrey J. Niehaus	Director – Strategy Planning and Partnerships
Gregory C. Oberland	Executive Officer, Distribution Growth and Development, Sales and Marketing
Jennifer O’Leary	Treasurer and Financial and Operations Principal

Travis T. Piotrowski	Vice President, Policyowner Services
Daniel A. Riedl	Vice President, Chief Operating Officer
Bethany M. Rodenhuis	Senior Vice President, Distribution Strategy and Finance
Calvin R. Schmidt	NMIS Board Director and Senior Vice President, Integrated Operations
Sarah R. Schneider	Vice President, New Business
Sarah E. Schott	Vice President, Enterprise Compliance
David W. Simbro	Senior Vice President, Life and Annuity Product
Todd W. Smasal	Director, Human Resources
David G. Stoeffel	NMIS Board Director, President and Chief Executive Officer
Susan Limbach	Assistant Treasurer
Kellen A. Thiel	Director, Investment Products
Jeffrey B. Williams	Vice President, NMIS Compliance, and Chief Compliance Officer
Brian D. Wilson	Vice President, National Sales
Terry Young	Assistant Secretary

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $72,686,315 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the “no-action letter”). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)(4) thereof have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 28th day of April, 2017.

NML VARIABLE ANNUITY ACCOUNT B (Registrant)

By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Senior Vice President, General Counsel and Secretary		Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 28th day of April, 2017.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Senior Vice President, General Counsel and Secretary		Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Executive Vice President and
Michael G. Carter	Chief Financial Officer;
Principal Financial Officer

/s/ TODD JONES	Vice President and Controller;
Todd Jones	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Anne M. Paradis*	Trustee
Anne M. Paradis

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 28, 2017.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 87 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT B

Exhibit	Description
(b)(9)(j)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 28, 2017	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 27, 2017	Filed herewith